UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07043

Name of Registrant:	Vanguard Admiral Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2025—February 28, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard S&P 500 Value Index Fund ETF Shares - VOOV

Vanguard S&P 500 Value Index Fund Institutional Shares - VSPVX

Vanguard S&P 500 Growth Index Fund ETF Shares - VOOG

Vanguard S&P 500 Growth Index Fund Institutional Shares - VSPGX

Vanguard S&P Mid-Cap 400 Index Fund ETF Shares - IVOO

Vanguard S&P Mid-Cap 400 Index Fund Institutional Shares - VSPMX

Vanguard S&P Mid-Cap 400 Value Index Fund ETF Shares - IVOV

Vanguard S&P Mid-Cap 400 Value Index Fund Institutional Shares - VMFVX

Vanguard S&P Mid-Cap 400 Growth Index Fund ETF Shares - IVOG

Vanguard S&P Mid-Cap 400 Growth Index Fund Institutional Shares - VMFGX

Vanguard S&P Small-Cap 600 Index Fund ETF Shares - VIOO

Vanguard S&P Small-Cap 600 Index Fund Institutional Shares - VSMSX

Vanguard S&P Small-Cap 600 Value Index Fund ETF Shares - VIOV

Vanguard S&P Small-Cap 600 Value Index Fund Institutional Shares - VSMVX

Vanguard S&P Small-Cap 600 Growth Index Fund ETF Shares - VIOG

Vanguard S&P 500 Value Index Fund
ETF Shares (VOOV) NYSE Arca
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard S&P 500 Value Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.07%[1]
[1]	Annualized.

Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$6,515
Number of Portfolio Holdings	456
Portfolio Turnover Rate	23%
Portfolio Composition % of Net Assets (as of February 28, 2026)
Communication Services	3.6%
Consumer Discretionary	10.6%
Consumer Staples	10.0%
Energy	7.2%
Financials	15.3%
Health Care	12.7%
Industrials	11.8%
Information Technology	16.5%
Materials	3.9%
Real Estate	3.4%
Utilities	4.6%
Other Assets and Liabilities—Net	0.4%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR3340

Vanguard S&P 500 Value Index Fund
Institutional Shares (VSPVX)
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard S&P 500 Value Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.05%[1]
[1]	Annualized.

Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$6,515
Number of Portfolio Holdings	456
Portfolio Turnover Rate	23%
Portfolio Composition % of Net Assets (as of February 28, 2026)
Communication Services	3.6%
Consumer Discretionary	10.6%
Consumer Staples	10.0%
Energy	7.2%
Financials	15.3%
Health Care	12.7%
Industrials	11.8%
Information Technology	16.5%
Materials	3.9%
Real Estate	3.4%
Utilities	4.6%
Other Assets and Liabilities—Net	0.4%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1840

Vanguard S&P 500 Growth Index Fund
ETF Shares (VOOG) NYSE Arca
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard S&P 500 Growth Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.07%[1]
[1]	Annualized.

Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$21,898
Number of Portfolio Holdings	145
Portfolio Turnover Rate	19%
Portfolio Composition % of Net Assets (as of February 28, 2026)
Communication Services	17.0%
Consumer Discretionary	9.3%
Consumer Staples	1.2%
Financials	9.6%
Health Care	7.2%
Industrials	6.7%
Information Technology	47.2%
Materials	0.5%
Real Estate	0.6%
Utilities	0.5%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR3341

Vanguard S&P 500 Growth Index Fund
Institutional Shares (VSPGX)
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard S&P 500 Growth Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.05%[1]
[1]	Annualized.

Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$21,898
Number of Portfolio Holdings	145
Portfolio Turnover Rate	19%
Portfolio Composition % of Net Assets (as of February 28, 2026)
Communication Services	17.0%
Consumer Discretionary	9.3%
Consumer Staples	1.2%
Financials	9.6%
Health Care	7.2%
Industrials	6.7%
Information Technology	47.2%
Materials	0.5%
Real Estate	0.6%
Utilities	0.5%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1841

Vanguard S&P Mid-Cap 400 Index Fund
ETF Shares (IVOO) NYSE Arca
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.07%[1]
[1]	Annualized.

Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$5,255
Number of Portfolio Holdings	405
Portfolio Turnover Rate	8%
Portfolio Composition % of Net Assets (as of February 28, 2026)
Communication Services	1.5%
Consumer Discretionary	11.1%
Consumer Staples	4.5%
Energy	4.6%
Financials	14.5%
Health Care	8.6%
Industrials	25.5%
Information Technology	14.1%
Materials	5.7%
Real Estate	6.6%
Utilities	3.2%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR3342

Vanguard S&P Mid-Cap 400 Index Fund
Institutional Shares (VSPMX)
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.03%[1]
[1]	Annualized.

Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$5,255
Number of Portfolio Holdings	405
Portfolio Turnover Rate	8%
Portfolio Composition % of Net Assets (as of February 28, 2026)
Communication Services	1.5%
Consumer Discretionary	11.1%
Consumer Staples	4.5%
Energy	4.6%
Financials	14.5%
Health Care	8.6%
Industrials	25.5%
Information Technology	14.1%
Materials	5.7%
Real Estate	6.6%
Utilities	3.2%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1842

Vanguard S&P Mid-Cap 400 Value Index Fund
ETF Shares (IVOV) NYSE Arca
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Value Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.10%[1]
[1]	Annualized.
Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$1,366
Number of Portfolio Holdings	307
Portfolio Turnover Rate	32%
Portfolio Composition % of Net Assets (as of February 28, 2026)
Communication Services	0.5%
Consumer Discretionary	12.8%
Consumer Staples	6.1%
Energy	6.3%
Financials	22.8%
Health Care	3.2%
Industrials	20.2%
Information Technology	7.0%
Materials	8.2%
Real Estate	8.3%
Utilities	4.4%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR3344

Vanguard S&P Mid-Cap 400 Value Index Fund
Institutional Shares (VMFVX)
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Value Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.03%[1]
[1]	Annualized.
Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$1,366
Number of Portfolio Holdings	307
Portfolio Turnover Rate	32%
Portfolio Composition % of Net Assets (as of February 28, 2026)
Communication Services	0.5%
Consumer Discretionary	12.8%
Consumer Staples	6.1%
Energy	6.3%
Financials	22.8%
Health Care	3.2%
Industrials	20.2%
Information Technology	7.0%
Materials	8.2%
Real Estate	8.3%
Utilities	4.4%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1844

Vanguard S&P Mid-Cap 400 Growth Index Fund
ETF Shares (IVOG) NYSE Arca
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Growth Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.10%[1]
[1]	Annualized.
Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$1,637
Number of Portfolio Holdings	242
Portfolio Turnover Rate	36%
Portfolio Composition % of Net Assets (as of February 28, 2026)
Communication Services	2.4%
Consumer Discretionary	9.6%
Consumer Staples	3.0%
Energy	3.0%
Financials	6.9%
Health Care	13.5%
Industrials	30.5%
Information Technology	20.5%
Materials	3.4%
Real Estate	4.9%
Utilities	2.2%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR3343

Vanguard S&P Mid-Cap 400 Growth Index Fund
Institutional Shares (VMFGX)
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Growth Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.03%[1]
[1]	Annualized.
Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$1,637
Number of Portfolio Holdings	242
Portfolio Turnover Rate	36%
Portfolio Composition % of Net Assets (as of February 28, 2026)
Communication Services	2.4%
Consumer Discretionary	9.6%
Consumer Staples	3.0%
Energy	3.0%
Financials	6.9%
Health Care	13.5%
Industrials	30.5%
Information Technology	20.5%
Materials	3.4%
Real Estate	4.9%
Utilities	2.2%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1843

Vanguard S&P Small-Cap 600 Index Fund
ETF Shares (VIOO) NYSE Arca
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard S&P Small-Cap 600 Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.07%[1]
[1]	Annualized.

Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$5,407
Number of Portfolio Holdings	608
Portfolio Turnover Rate	15%
Portfolio Composition % of Net Assets (as of February 28, 2026)
Communication Services	3.1%
Consumer Discretionary	14.1%
Consumer Staples	2.5%
Energy	5.5%
Financials	17.5%
Health Care	10.8%
Industrials	17.8%
Information Technology	13.3%
Materials	5.9%
Real Estate	7.1%
Utilities	2.3%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR3345

Vanguard S&P Small-Cap 600 Index Fund
Institutional Shares (VSMSX)
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard S&P Small-Cap 600 Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.03%[1]
[1]	Annualized.

Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$5,407
Number of Portfolio Holdings	608
Portfolio Turnover Rate	15%
Portfolio Composition % of Net Assets (as of February 28, 2026)
Communication Services	3.1%
Consumer Discretionary	14.1%
Consumer Staples	2.5%
Energy	5.5%
Financials	17.5%
Health Care	10.8%
Industrials	17.8%
Information Technology	13.3%
Materials	5.9%
Real Estate	7.1%
Utilities	2.3%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1845

Vanguard S&P Small-Cap 600 Value Index Fund
ETF Shares (VIOV) NYSE Arca
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard S&P Small-Cap 600 Value Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.10%[1]
[1]	Annualized.

Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$1,715
Number of Portfolio Holdings	464
Portfolio Turnover Rate	37%
Portfolio Composition % of Net Assets (as of February 28, 2026)
Communication Services	3.8%
Consumer Discretionary	17.4%
Consumer Staples	2.7%
Energy	7.2%
Financials	21.1%
Health Care	6.9%
Industrials	13.8%
Information Technology	9.1%
Materials	7.9%
Real Estate	7.2%
Utilities	2.6%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR3346

Vanguard S&P Small-Cap 600 Value Index Fund
Institutional Shares (VSMVX)
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard S&P Small-Cap 600 Value Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.03%[1]
[1]	Annualized.

Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$1,715
Number of Portfolio Holdings	464
Portfolio Turnover Rate	37%
Portfolio Composition % of Net Assets (as of February 28, 2026)
Communication Services	3.8%
Consumer Discretionary	17.4%
Consumer Staples	2.7%
Energy	7.2%
Financials	21.1%
Health Care	6.9%
Industrials	13.8%
Information Technology	9.1%
Materials	7.9%
Real Estate	7.2%
Utilities	2.6%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1846

Vanguard S&P Small-Cap 600 Growth Index Fund
ETF Shares (VIOG) NYSE Arca
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Vanguard S&P Small-Cap 600 Growth Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.10%[1]
[1]	Annualized.

Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$892
Number of Portfolio Holdings	342
Portfolio Turnover Rate	35%
Portfolio Composition % of Net Assets (as of February 28, 2026)
Communication Services	2.4%
Consumer Discretionary	10.7%
Consumer Staples	2.3%
Energy	3.9%
Financials	14.0%
Health Care	14.7%
Industrials	21.6%
Information Technology	17.2%
Materials	3.9%
Real Estate	7.0%
Utilities	2.0%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR3347

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended February 28, 2026
Vanguard S&P Mid-Cap 400 Index Fund

Contents
Financial Statements	1

S&P Mid-Cap 400 Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Communication Services (1.5%)
*,1	EchoStar Corp. Class A	204,894	23,671
	New York Times Co. Class A	245,942	19,624
*	Pinterest Inc. Class A	907,039	15,538
	Nexstar Media Group Inc. Class A	43,401	10,894
	Warner Music Group Corp. Class A	221,811	6,344
*	ZoomInfo Technologies Inc. Class A	417,881	2,595
			78,666
Consumer Discretionary (11.1%)
*	Burlington Stores Inc.	94,793	29,089
	Somnigroup International Inc.	319,504	28,599
	Toll Brothers Inc.	146,734	23,072
	Dick's Sporting Goods Inc.	100,627	20,491
*	TopBuild Corp.	42,494	19,050
*	Five Below Inc.	83,948	18,765
	BorgWarner Inc.	325,587	18,744
	Texas Roadhouse Inc. Class A	100,678	18,411
	Service Corp. International	213,438	17,967
	Aramark	400,099	16,744
*	GameStop Corp. Class A	627,270	15,073
	Autoliv Inc.	106,366	12,607
*	Cava Group Inc.	151,841	12,522
*	Floor & Decor Holdings Inc. Class A	164,064	11,335
	Wingstop Inc.	42,292	10,975
*	Planet Fitness Inc. Class A	126,316	10,377
*	Dutch Bros Inc. Class A	193,371	10,367
	Lear Corp.	78,946	10,362
	Lithia Motors Inc. Class A	36,922	10,323
	Hyatt Hotels Corp. Class A	63,654	10,280
	Murphy USA Inc.	25,955	10,142
*	Ollie's Bargain Outlet Holdings Inc.	93,349	9,998
*	Taylor Morrison Home Corp. Class A	148,813	9,805
	VF Corp.	499,654	9,703
	Gap Inc.	344,582	9,662
	Wyndham Hotels & Resorts Inc.	115,016	9,408
*	Chewy Inc. Class A	342,627	9,395
	Churchill Downs Inc.	100,845	9,271
*	AutoNation Inc.	41,629	8,124
	Macy's Inc.	408,758	8,085
*	Mattel Inc.	473,252	8,022
	Brunswick Corp.	99,002	7,883
	Gentex Corp.	333,179	7,796
	Thor Industries Inc.	80,117	7,702
	Vail Resorts Inc.	54,701	7,429
	Boyd Gaming Corp.	87,945	7,320
*	Valvoline Inc.	193,361	7,309
	Travel + Leisure Co.	97,859	7,212
*	Crocs Inc.	78,957	7,162
	Bath & Body Works Inc.	313,631	7,138
*	Abercrombie & Fitch Co. Class A	71,608	7,003
*	Grand Canyon Education Inc.	42,027	6,685
[1]	Whirlpool Corp.	95,926	6,564
	KB Home	98,482	6,262
*	Duolingo Inc. Class A	60,870	6,148
	H&R Block Inc.	192,276	5,888
	Graham Holdings Co. Class B	5,164	5,439
*	YETI Holdings Inc.	118,237	5,168
	PVH Corp.	73,089	5,014
	Polaris Inc.	81,211	4,933
	Penske Automotive Group Inc.	28,001	4,411
1

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
*	Hilton Grand Vacations Inc.	91,449	4,112
	Visteon Corp.	41,658	3,985
*	RH	23,350	3,869
*	Capri Holdings Ltd.	181,946	3,732
*	Goodyear Tire & Rubber Co.	435,559	3,593
[1]	Choice Hotels International Inc.	31,477	3,316
	Harley-Davidson Inc.	180,004	3,240
	Columbia Sportswear Co.	38,543	2,387
			585,468
Consumer Staples (4.5%)
	Casey's General Stores Inc.	56,592	38,799
*	US Foods Holding Corp.	339,350	32,785
*	Performance Food Group Co.	238,694	23,168
*	BJ's Wholesale Club Holdings Inc.	200,565	19,814
	Coca-Cola Consolidated Inc.	86,112	17,429
*	Celsius Holdings Inc.	243,279	13,042
*	Darling Ingredients Inc.	240,781	12,800
	Ingredion Inc.	96,696	11,358
*	Sprouts Farmers Market Inc.	148,225	10,949
	Albertsons Cos. Inc. Class A	602,107	10,778
*	Maplebear Inc.	279,751	10,493
*	elf Beauty Inc.	90,706	8,349
*	Post Holdings Inc.	72,736	7,732
	Marzetti Co.	30,952	5,087
*	BellRing Brands Inc.	192,345	3,537
	Flowers Foods Inc.	322,630	3,188
	Pilgrim's Pride Corp.	65,083	2,809
*	Boston Beer Co. Inc. Class A	11,677	2,648
*	Coty Inc. Class A	558,630	1,402
			236,167
Energy (4.6%)
	TechnipFMC plc	615,729	40,829
	Ovintiv Inc.	427,276	21,616
	DT Midstream Inc.	154,745	21,485
	Permian Resources Corp. Class A	1,056,992	19,332
*	Antero Resources Corp.	446,116	16,422
	Range Resources Corp.	360,667	14,888
	Viper Energy Inc. Class A	256,381	11,932
	HF Sinclair Corp.	237,993	11,902
	Weatherford International plc	109,194	11,516
	Antero Midstream Corp.	507,425	11,407
	NOV Inc.	555,403	11,253
*	Valaris Ltd.	98,350	9,427
	Chord Energy Corp.	86,573	9,382
	Matador Resources Co.	177,791	9,138
*	CNX Resources Corp.	205,202	8,573
	Murphy Oil Corp.	204,025	6,763
	PBF Energy Inc. Class A	125,250	4,459
	SM Energy Co.	1	—
			240,324
Financials (14.5%)
	Annaly Capital Management Inc.	1,039,535	24,159
	East West Bancorp Inc.	209,422	22,921
	Reinsurance Group of America Inc.	100,026	21,579
	RenaissanceRe Holdings Ltd.	70,183	21,228
	Pinnacle Financial Partners Inc.	227,748	20,670
	Carlyle Group Inc.	394,989	20,535
	Fidelity National Financial Inc.	387,925	20,513
	Evercore Inc. Class A	58,873	18,182
	First Horizon Corp.	749,479	17,830
	Webster Financial Corp.	245,515	17,709
	Equitable Holdings Inc.	436,183	17,543
	Stifel Financial Corp.	232,505	17,217
	Ally Financial Inc.	426,735	16,830
	Unum Group	234,318	16,808
	SouthState Bank Corp.	153,020	15,099
	Old Republic International Corp.	346,532	14,856
	Wintrust Financial Corp.	101,945	14,686
2

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
	American Financial Group Inc.	105,374	14,013
	Houlihan Lokey Inc. Class A	82,984	13,590
	Cullen/Frost Bankers Inc.	97,331	13,453
	Affiliated Managers Group Inc.	42,824	13,112
	Kinsale Capital Group Inc.	33,650	13,112
	Columbia Banking System Inc.	455,350	12,955
	Zions Bancorp NA	224,753	12,874
	Western Alliance Bancorp	157,121	12,620
	UMB Financial Corp.	108,689	12,595
	Primerica Inc.	48,577	12,322
	Old National Bancorp	529,484	12,231
	SEI Investments Co.	141,668	11,520
	FirstCash Holdings Inc.	59,118	11,397
	Jefferies Financial Group Inc.	251,210	11,154
	First American Financial Corp.	155,124	10,876
	Corebridge Financial Inc.	407,000	10,517
	Prosperity Bancshares Inc.	144,620	10,177
	Commerce Bancshares Inc.	196,850	10,037
	Janus Henderson Group plc	188,135	9,802
	Hanover Insurance Group Inc.	54,175	9,786
	Voya Financial Inc.	144,887	9,690
	Starwood Property Trust Inc.	529,795	9,436
	FNB Corp.	545,272	9,264
	Valley National Bancorp	730,056	9,206
	MGIC Investment Corp.	340,666	9,038
	Essent Group Ltd.	147,195	8,955
	Glacier Bancorp Inc.	195,842	8,909
	United Bankshares Inc.	213,268	8,808
	RLI Corp.	139,783	8,711
	Hancock Whitney Corp.	127,295	8,377
*	WEX Inc.	52,183	7,785
	Selective Insurance Group Inc.	91,944	7,727
	Home BancShares Inc.	278,175	7,639
	Bank OZK	161,143	7,503
	Ryan Specialty Holdings Inc. Class A	172,471	6,787
	Morningstar Inc.	36,281	6,645
*	Texas Capital Bancshares Inc.	69,447	6,618
	Associated Banc-Corp	248,787	6,570
	Hamilton Lane Inc. Class A	62,221	6,529
	Federated Hermes Inc. Class B	112,319	6,291
	First Financial Bankshares Inc.	198,242	6,132
	CNO Financial Group Inc.	144,991	6,062
	SLM Corp.	309,028	5,791
	Flagstar Bank NA	455,212	5,777
	International Bancshares Corp.	82,242	5,519
*	Brighthouse Financial Inc.	86,893	5,212
*,1	Shift4 Payments Inc. Class A	102,714	4,527
*	Euronet Worldwide Inc.	59,605	4,146
	Kemper Corp.	89,175	2,882
	Fifth Third Bancorp	1	—
			763,044
Health Care (8.6%)
*	United Therapeutics Corp.	65,534	33,023
*	Tenet Healthcare Corp.	133,780	32,026
*	Illumina Inc.	232,588	31,274
*	Penumbra Inc.	59,609	20,529
*	Neurocrine Biosciences Inc.	151,766	20,071
*	Elanco Animal Health Inc.	756,285	19,966
*	Roivant Sciences Ltd.	666,906	19,300
	Ensign Group Inc.	87,552	18,751
*	BioMarin Pharmaceutical Inc.	292,441	18,052
*	Exelixis Inc.	408,104	17,981
*	Jazz Pharmaceuticals plc	92,501	17,577
	Encompass Health Corp.	153,181	16,525
*	Globus Medical Inc. Class A	169,613	16,191
*	Medpace Holdings Inc.	33,882	15,307
*	Arrowhead Pharmaceuticals Inc.	210,444	13,315
*	Halozyme Therapeutics Inc.	179,012	12,447
*	Masimo Corp.	69,513	12,189
3

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
*	Cytokinetics Inc.	186,109	11,580
*	Repligen Corp.	80,558	10,370
*	HealthEquity Inc.	131,157	10,032
*	Avantor Inc.	1,038,042	9,394
	Chemed Corp.	21,567	8,843
*	Option Care Health Inc.	241,575	7,841
*	Bio-Rad Laboratories Inc. Class A	27,688	7,709
*	Lantheus Holdings Inc.	100,848	7,554
*	Envista Holdings Corp.	250,010	7,303
	Bruker Corp.	168,712	6,767
*	LivaNova plc	82,971	5,858
*	Doximity Inc. Class A	208,965	5,126
*	Sotera Health Co.	315,136	5,121
*,1	Hims & Hers Health Inc.	316,918	4,602
*	Haemonetics Corp.	71,087	4,501
	DENTSPLY SIRONA Inc.	304,154	4,465
			451,590
Industrials (25.5%)
	Curtiss-Wright Corp.	56,129	39,309
*	XPO Inc.	178,668	37,604
	Woodward Inc.	91,272	35,300
*	ATI Inc.	206,792	33,829
	Carpenter Technology Corp.	75,831	30,186
	nVent Electric plc	245,589	29,068
	BWX Technologies Inc.	139,159	28,664
	RB Global Inc.	282,644	28,536
*	MasTec Inc.	93,360	27,823
*	RBC Bearings Inc.	47,912	27,594
	ITT Inc.	129,382	26,188
*	API Group Corp.	563,393	25,049
	Carlisle Cos. Inc.	63,446	25,047
	Lincoln Electric Holdings Inc.	83,760	24,043
*	Nextpower Inc. Class A	225,859	23,738
	Graco Inc.	252,335	23,699
*	Kratos Defense & Security Solutions Inc.	269,143	23,195
*	Clean Harbors Inc.	76,451	22,415
	Regal Rexnord Corp.	101,059	22,332
	Watsco Inc.	53,168	22,189
	WESCO International Inc.	74,043	21,435
*	CACI International Inc. Class A	33,618	20,513
*	Sterling Infrastructure Inc.	46,765	20,022
	Mueller Industries Inc.	168,970	19,932
	AECOM	201,596	19,752
	Advanced Drainage Systems Inc.	108,892	18,658
*	Dycom Industries Inc.	44,066	18,509
	TransUnion	225,631	17,723
*	SPX Technologies Inc.	75,858	17,215
	Flowserve Corp.	193,482	17,127
	CNH Industrial NV	1,347,010	16,568
*	Saia Inc.	40,561	16,443
	Oshkosh Corp.	96,276	16,369
	Donaldson Co. Inc.	176,296	16,353
	Applied Industrial Technologies Inc.	57,405	16,222
*	Core & Main Inc. Class A	290,276	15,721
	Knight-Swift Transportation Holdings Inc. Class A	247,133	15,550
	Owens Corning	125,112	15,272
	Crane Co.	74,512	14,942
	Toro Co.	148,965	14,727
	Booz Allen Hamilton Holding Corp.	184,663	14,557
	Tetra Tech Inc.	397,947	14,262
	Acuity Inc.	46,287	13,960
*	Chart Industries Inc.	67,260	13,943
	Valmont Industries Inc.	29,988	13,792
	Watts Water Technologies Inc. Class A	41,712	13,712
	Ryder System Inc.	61,460	13,617
*	American Airlines Group Inc.	1,004,657	13,131
	AGCO Corp.	94,273	12,868
*	Fluor Corp.	245,354	12,835
	Simpson Manufacturing Co. Inc.	63,106	12,215
4

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
*	AeroVironment Inc.	48,422	12,214
*	Middleby Corp.	70,549	11,913
	Terex Corp.	172,761	11,884
	Hexcel Corp.	121,181	11,232
	Esab Corp.	86,869	10,960
*	GXO Logistics Inc.	174,284	10,950
	MSA Safety Inc.	56,031	10,949
*	Kirby Corp.	82,504	10,709
	Timken Co.	96,500	10,459
	AAON Inc.	103,016	10,425
	GATX Corp.	54,341	10,008
	Fortune Brands Innovations Inc.	182,871	9,937
	Genpact Ltd.	244,139	9,697
	UL Solutions Inc. Class A	114,509	9,615
	EnerSys	56,182	9,335
	UFP Industries Inc.	88,681	9,126
*	Alaska Air Group Inc.	176,540	9,110
*	StandardAero Inc.	293,852	9,051
	Landstar System Inc.	52,269	8,517
	Sensata Technologies Holding plc	221,680	8,278
	KBR Inc.	193,259	8,161
*	FTI Consulting Inc.	46,056	7,573
*	ExlService Holdings Inc.	241,450	7,545
	Brink's Co.	63,228	7,383
*	Paylocity Holding Corp.	67,061	7,141
*	Trex Co. Inc.	163,164	6,758
	MSC Industrial Direct Co. Inc. Class A	69,581	6,530
	Maximus Inc.	85,706	6,480
	Science Applications International Corp.	70,000	6,458
	Exponent Inc.	76,184	5,545
*	Parsons Corp.	80,906	5,340
*,1	Avis Budget Group Inc.	25,675	2,501
	Concentrix Corp.	67,212	2,205
			1,337,742
Information Technology (14.1%)
*	Lumentum Holdings Inc.	107,921	75,643
*	Coherent Corp.	239,203	61,937
*	Flex Ltd.	562,901	35,474
	Entegris Inc.	230,758	30,564
*	Pure Storage Inc. Class A	475,242	30,520
*	Fabrinet	54,531	29,754
*	Twilio Inc. Class A	230,786	27,916
	MKS Inc.	102,240	24,994
*	MACOM Technology Solutions Holdings Inc.	97,487	24,188
*	Lattice Semiconductor Corp.	208,212	19,909
	Advanced Energy Industries Inc.	57,447	19,278
*	Guidewire Software Inc.	129,459	18,813
*	Okta Inc.	256,471	18,594
	TD SYNNEX Corp.	115,285	18,078
*	Dynatrace Inc.	459,186	16,494
*	TTM Technologies Inc.	157,281	16,395
*	Rambus Inc.	163,872	16,332
*	Onto Innovation Inc.	74,600	16,105
*	Nutanix Inc. Class A	412,275	15,782
	Cognex Corp.	255,129	13,879
*	Docusign Inc.	306,201	13,800
	Littelfuse Inc.	37,900	13,358
*	Manhattan Associates Inc.	91,766	12,428
*	Arrow Electronics Inc.	78,415	11,932
*	Cirrus Logic Inc.	77,691	10,964
*	Silicon Laboratories Inc.	50,019	10,230
	Vontier Corp.	220,854	9,037
	Belden Inc.	59,799	8,569
	Bentley Systems Inc. Class B	226,607	8,283
	Amkor Technology Inc.	173,008	8,273
	Avnet Inc.	123,784	8,150
*	Novanta Inc.	54,427	7,317
	Universal Display Corp.	67,276	7,178
*	UiPath Inc. Class A	641,874	6,887
5

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
*	Allegro MicroSystems Inc.	188,678	6,881
*	Dropbox Inc. Class A	265,232	6,628
*	Appfolio Inc. Class A	35,077	6,235
	Dolby Laboratories Inc. Class A	93,045	6,194
	Pegasystems Inc.	139,262	6,090
*	BILL Holdings Inc.	135,396	6,026
*	Commvault Systems Inc.	67,020	5,702
*	IPG Photonics Corp.	38,528	5,069
*	Qualys Inc.	54,548	5,044
*	Synaptics Inc.	59,229	4,825
*	Kyndryl Holdings Inc.	347,808	4,288
	Crane NXT Co.	75,154	3,629
*	ASGN Inc.	64,988	2,788
*	Blackbaud Inc.	55,803	2,709
			739,163
Materials (5.7%)
	Royal Gold Inc.	123,326	36,972
	Hecla Mining Co.	1,019,961	25,407
	Reliance Inc.	79,588	25,121
	Alcoa Corp.	394,178	24,471
	RPM International Inc.	195,186	22,275
	Crown Holdings Inc.	173,578	19,892
	AptarGroup Inc.	99,905	14,357
	Commercial Metals Co.	168,908	12,381
*,1	MP Materials Corp.	205,028	12,070
	Eagle Materials Inc.	48,824	10,927
*	Axalta Coating Systems Ltd.	324,814	10,852
*	Cleveland-Cliffs Inc.	867,171	9,244
	Sonoco Products Co.	150,138	8,478
	Louisiana-Pacific Corp.	96,477	8,175
*	Knife River Corp.	86,170	7,667
	NewMarket Corp.	11,852	7,420
	Silgan Holdings Inc.	133,444	6,412
	Cabot Corp.	80,909	6,160
	Avient Corp.	139,207	5,717
	Graphic Packaging Holding Co.	448,763	5,488
	Westlake Corp.	50,793	5,353
	Scotts Miracle-Gro Co.	67,665	4,745
	Olin Corp.	173,942	4,413
	Ashland Inc.	69,591	4,340
	Greif Inc. Class A	39,789	2,892
			301,229
Real Estate (6.6%)
	WP Carey Inc.	333,553	24,900
*	Jones Lang LaSalle Inc.	71,840	22,669
	Omega Healthcare Investors Inc.	449,822	21,713
	Gaming & Leisure Properties Inc.	430,781	21,069
	Equity LifeStyle Properties Inc.	295,040	19,815
	Lamar Advertising Co. Class A	132,216	18,211
	EastGroup Properties Inc.	81,069	15,915
	American Homes 4 Rent Class A	496,288	14,889
	CubeSmart	347,143	14,281
	Brixmor Property Group Inc.	465,946	14,104
	American Healthcare REIT Inc.	269,285	14,067
	Agree Realty Corp.	174,674	14,058
	Rexford Industrial Realty Inc.	353,623	13,250
	NNN REIT Inc.	289,105	13,102
	First Industrial Realty Trust Inc.	201,585	12,728
	STAG Industrial Inc.	284,287	11,150
	Healthcare Realty Trust Inc. Class A	535,240	9,875
	Rayonier Inc.	422,993	9,090
	Kite Realty Group Trust	329,528	8,584
	Sabra Health Care REIT Inc.	379,355	7,796
	EPR Properties	115,796	6,879
	Vornado Realty Trust	245,455	6,770
	Independence Realty Trust Inc.	362,980	6,015
	Cousins Properties Inc.	255,556	5,919
	COPT Defense Properties	171,684	5,456
	Kilroy Realty Corp.	165,463	4,934
6

S&P Mid-Cap 400 Index Fund
	Shares	Market Value• ($000)
National Storage Affiliates Trust	107,929	3,780
Park Hotels & Resorts Inc.	304,669	3,446
		344,465
Utilities (3.2%)
* Talen Energy Corp.	69,539	25,797
Essential Utilities Inc.	430,815	17,220
OGE Energy Corp.	306,662	15,069
National Fuel Gas Co.	137,564	12,522
UGI Corp.	327,166	12,239
IDACORP Inc.	82,276	11,845
Ormat Technologies Inc.	92,513	9,594
Portland General Electric Co.	171,226	9,239
TXNM Energy Inc.	149,173	8,804
Southwest Gas Holdings Inc.	97,774	8,621
Black Hills Corp.	114,867	8,461
New Jersey Resources Corp.	152,903	8,294
Spire Inc.	89,810	8,228
ONE Gas Inc.	91,309	7,984
Northwestern Energy Group Inc.	93,401	6,534
		170,451
Total Common Stocks (Cost $3,835,516)		5,248,309
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3] Vanguard Market Liquidity Fund, 3.693% (Cost $19,321)	193,223	19,320
Total Investments (100.2%) (Cost $3,854,837)		5,267,629
Other Assets and Liabilities—Net (-0.2%)		(12,927)
Net Assets (100%)		5,254,702
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $14,065.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $15,011 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	March 2026	4	1,431	3

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
TransUnion	8/31/2026	BANA	5,198	(3.640)	309	—
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.
7

S&P Mid-Cap 400 Index Fund
Statement of Assets and Liabilities
As of February 28, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $3,835,516)	5,248,309
Affiliated Issuers (Cost $19,321)	19,320
Total Investments in Securities	5,267,629
Investment in Vanguard	116
Cash	3
Cash Collateral Pledged—Futures Contracts	150
Receivables for Accrued Income	3,018
Receivables for Capital Shares Issued	324
Unrealized Appreciation—Over-the-Counter Swap Contracts	309
Total Assets	5,271,549
Liabilities
Payables for Investment Securities Purchased	1,035
Collateral for Securities on Loan	15,011
Payables for Capital Shares Redeemed	679
Payables to Vanguard	103
Variation Margin Payable—Futures Contracts	19
Total Liabilities	16,847
Net Assets	5,254,702
1 Includes $14,065 of securities on loan.
At February 28, 2026, net assets consisted of:

Paid-in Capital	4,283,381
Total Distributable Earnings (Loss)	971,321
Net Assets	5,254,702

ETF Shares—Net Assets
Applicable to 27,277,315 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,302,987
Net Asset Value Per Share—ETF Shares	$121.09

Institutional Shares—Net Assets
Applicable to 4,040,154 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,951,715
Net Asset Value Per Share—Institutional Shares	$483.08
See accompanying Notes, which are an integral part of the Financial Statements.
8

S&P Mid-Cap 400 Index Fund
Statement of Operations

Six Months Ended February 28, 2026
($000)
Investment Income
Income
Dividends[1]	31,452
Interest[2]	163
Securities Lending—Net	45
Total Income	31,660
Expenses
The Vanguard Group—Note C
Investment Advisory Services	34
Management and Administrative—ETF Shares	884
Management and Administrative—Institutional Shares	209
Marketing and Distribution—ETF Shares	67
Marketing and Distribution—Institutional Shares	29
Custodian Fees	32
Shareholders’ Reports—ETF Shares	41
Shareholders’ Reports—Institutional Shares	5
Trustees’ Fees and Expenses	1
Other Expenses	8
Total Expenses	1,310
Net Investment Income	30,350
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	102,864
Futures Contracts	327
Swap Contracts	(686)
Realized Net Gain (Loss)	102,505
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	366,349
Futures Contracts	3
Swap Contracts	309
Change in Unrealized Appreciation (Depreciation)	366,661
Net Increase (Decrease) in Net Assets Resulting from Operations	499,516
1	Dividends are net of foreign withholding taxes of $34.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $149, ($2), and ($1), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $153,230 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
9

S&P Mid-Cap 400 Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	30,350	57,715
Realized Net Gain (Loss)	102,505	125,035
Change in Unrealized Appreciation (Depreciation)	366,661	117,822
Net Increase (Decrease) in Net Assets Resulting from Operations	499,516	300,572
Distributions
ETF Shares	(21,348)	(34,194)
Institutional Shares	(13,136)	(22,537)
Total Distributions	(34,484)	(56,731)
Capital Share Transactions
ETF Shares	185,290	455,229
Institutional Shares	58,260	153,471
Net Increase (Decrease) from Capital Share Transactions	243,550	608,700
Total Increase (Decrease)	708,582	852,541
Net Assets
Beginning of Period	4,546,120	3,693,579
End of Period	5,254,702	4,546,120
See accompanying Notes, which are an integral part of the Financial Statements.
10

S&P Mid-Cap 400 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023[1]	2022[1]	2021[1]
Net Asset Value, Beginning of Period	$110.29	$104.74	$89.50	$82.25	$93.08	$65.16
Investment Operations
Net Investment Income[2]	.708	1.470	1.377	1.267	1.247	.998
Net Realized and Unrealized Gain (Loss) on Investments	10.905	5.547	15.159	7.301	(10.928)	27.898
Total from Investment Operations	11.613	7.017	16.536	8.568	(9.681)	28.896
Distributions
Dividends from Net Investment Income	(.813)	(1.467)	(1.296)	(1.318)	(1.149)	(.976)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.813)	(1.467)	(1.296)	(1.318)	(1.149)	(.976)
Net Asset Value, End of Period	$121.09	$110.29	$104.74	$89.50	$82.25	$93.08
Total Return	10.59%	6.79%	18.65%	10.60%	-10.47%	44.65%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,303	$2,825	$2,214	$1,647	$1,411	$1,476
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%	0.10%	0.10%[3]	0.10%[3]	0.10%
Ratio of Net Investment Income to Average Net Assets	1.28%	1.40%	1.45%	1.50%	1.41%	1.21%
Portfolio Turnover Rate[4]	8%	15%	19%	14%	11%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Adjusted to reflect a 2-for-1 share split effective March 13, 2023.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
11

S&P Mid-Cap 400 Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$440.00	$417.85	$357.01	$328.11	$371.30	$259.90
Investment Operations
Net Investment Income[1]	2.912	6.005	5.573	5.108	5.037	4.038
Net Realized and Unrealized Gain (Loss) on Investments	43.492	22.108	60.504	29.113	(43.574)	111.307
Total from Investment Operations	46.404	28.113	66.077	34.221	(38.537)	115.345
Distributions
Dividends from Net Investment Income	(3.324)	(5.963)	(5.237)	(5.321)	(4.653)	(3.945)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.324)	(5.963)	(5.237)	(5.321)	(4.653)	(3.945)
Net Asset Value, End of Period	$483.08	$440.00	$417.85	$357.01	$328.11	$371.30
Total Return	10.61%	6.82%	18.68%	10.64%	-10.43%	44.69%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,952	$1,721	$1,480	$1,491	$1,325	$1,396
Ratio of Total Expenses to Average Net Assets	0.03%	0.05%	0.08%	0.08%[2]	0.08%[2]	0.08%
Ratio of Net Investment Income to Average Net Assets	1.32%	1.44%	1.48%	1.51%	1.43%	1.24%
Portfolio Turnover Rate[3]	8%	15%	19%	14%	11%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
12

S&P Mid-Cap 400 Index Fund
Notes to Financial Statements
Vanguard S&P Mid-Cap 400 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
13

S&P Mid-Cap 400 Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2026, the fund had contributed to Vanguard capital in the amount of $116,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
14

S&P Mid-Cap 400 Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	5,248,309	—	—	5,248,309
Temporary Cash Investments	19,320	—	—	19,320
Total	5,267,629	—	—	5,267,629

Derivative Financial Instruments
Assets
Futures Contracts[1]	3	—	—	3
Swap Contracts	—	309	—	309
Total	3	309	—	312
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  As of February 28, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,866,238
Gross Unrealized Appreciation	1,697,956
Gross Unrealized Depreciation	(296,253)
Net Unrealized Appreciation (Depreciation)	1,401,703
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2025, the fund had available capital losses totaling $539,537,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended February 28, 2026, the fund purchased $496,930,000 of investment securities and sold $390,065,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $373,700,000 and $238,915,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2026, such purchases were $44,502,000 and sales were $81,134,000, resulting in net realized loss of $34,027,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2026		Year Ended August 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	433,111	3,820	881,718	8,600
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(247,821)	(2,160)	(426,489)	(4,120)
Net Increase (Decrease)—ETF Shares	185,290	1,660	455,229	4,480
Institutional Shares
Issued	192,397	424	361,397	864
Issued in Lieu of Cash Distributions	10,541	24	18,924	45
Redeemed	(144,678)	(319)	(226,850)	(539)
Net Increase (Decrease)—Institutional Shares	58,260	129	153,471	370
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
15

S&P Mid-Cap 400 Index Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q18422 042026
16

Financial Statements
For the six-months ended February 28, 2026
Vanguard S&P Small-Cap 600 Index Fund

Contents
Financial Statements	1

S&P Small-Cap 600 Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Communication Services (3.1%)
*	Lumen Technologies Inc.	3,235,054	23,001
*	Madison Square Garden Sports Corp.	61,588	20,426
*	Versant Media Group Inc.	498,160	16,599
	Telephone & Data Systems Inc.	336,796	15,072
	TEGNA Inc.	552,842	11,582
	Cinemark Holdings Inc.	353,901	9,994
	Iridium Communications Inc.	359,588	8,612
*	IAC Inc.	223,334	8,558
*	Cargurus Inc. Class A	278,372	8,546
*	DoubleVerify Holdings Inc.	458,391	4,831
	Uniti Group Inc.	615,294	4,504
*	Yelp Inc. Class A	200,293	4,465
	John Wiley & Sons Inc. Class A	140,270	4,351
*	TripAdvisor Inc.	400,997	4,054
*	Ziff Davis Inc.	135,452	3,668
	Cogent Communications Holdings Inc.	163,448	3,066
	Scholastic Corp.	77,714	2,702
*	QuinStreet Inc.	194,592	2,281
	Shenandoah Telecommunications Co.	156,110	2,128
*	Cars.com Inc.	191,387	1,635
*	Cable One Inc.	15,824	1,518
	Shutterstock Inc.	83,056	1,395
*	Gogo Inc.	265,871	1,125
*	Angi Inc. Class A	121,267	944
			165,057
Consumer Discretionary (14.1%)
	LKQ Corp.	877,795	29,064
	Installed Building Products Inc.	77,644	25,449
*	Brinker International Inc.	152,319	22,574
*	Mohawk Industries Inc.	178,008	22,299
*	CarMax Inc.	503,415	21,732
*	Boot Barn Holdings Inc.	104,502	19,774
*	Etsy Inc.	338,324	18,567
	Meritage Homes Corp.	241,269	18,197
*	Champion Homes Inc.	191,426	17,894
*	Caesars Entertainment Inc.	699,314	17,518
*	Victoria's Secret & Co.	274,727	17,225
*	Frontdoor Inc.	247,019	16,938
*	Cavco Industries Inc.	26,742	15,437
*	Asbury Automotive Group Inc.	66,611	14,240
	Patrick Industries Inc.	114,025	14,115
	ADT Inc.	1,743,603	13,984
	Group 1 Automotive Inc.	42,381	13,805
	Academy Sports & Outdoors Inc.	228,270	13,726
	Dana Inc.	400,350	13,708
*	Tri Pointe Homes Inc.	294,384	13,630
	Signet Jewelers Ltd.	140,291	13,495
	American Eagle Outfitters Inc.	539,466	13,255
*	Shake Shack Inc. Class A	137,879	13,238
*	M/I Homes Inc.	89,734	12,757
*	Stride Inc.	148,236	12,508
*	Covista Inc.	124,686	12,219
*	Urban Outfitters Inc.	184,325	12,202
	Kontoor Brands Inc.	175,173	11,423
*	Dorman Products Inc.	95,480	11,253
	LCI Industries	83,076	11,066
	Advance Auto Parts Inc.	206,032	10,955
[1]	Cheesecake Factory Inc.	157,334	10,192
	Red Rock Resorts Inc. Class A	166,540	10,084

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
	Acushnet Holdings Corp.	94,555	9,676
	Phinia Inc.	131,912	9,581
	Steven Madden Ltd.	249,289	8,999
*	Green Brick Partners Inc.	104,618	7,706
	OneSpaWorld Holdings Ltd.	349,377	7,522
*	National Vision Holdings Inc.	272,249	7,343
	Perdoceo Education Corp.	207,031	6,904
*	Penn Entertainment Inc.	438,503	6,858
*	Callaway Golf Co.	479,796	6,746
*	Adient plc	271,495	6,603
	Strategic Education Inc.	79,546	6,545
	Newell Brands Inc.	1,435,545	6,532
*	Sonos Inc.	413,770	6,372
	Kohl's Corp.	384,239	6,290
	Marriott Vacations Worldwide Corp.	94,818	6,164
*	Six Flags Entertainment Corp.	347,274	5,914
	Century Communities Inc.	87,706	5,896
	Buckle Inc.	103,076	5,520
	Leggett & Platt Inc.	463,151	5,410
*	Sally Beauty Holdings Inc.	334,682	5,378
*	Dauch Corp.	804,907	5,312
	La-Z-Boy Inc.	141,375	5,050
	Wolverine World Wide Inc.	281,099	4,967
*	Under Armour Inc. Class A	637,455	4,730
	Winmark Corp.	10,140	4,626
	Carter's Inc.	125,170	4,199
	Wendy's Co.	543,375	4,162
	Monarch Casino & Resort Inc.	42,562	4,090
	G-III Apparel Group Ltd.	126,967	3,884
	Winnebago Industries Inc.	96,822	3,862
	Upbound Group Inc.	178,571	3,830
*	XPEL Inc.	86,299	3,678
*	LGI Homes Inc.	69,790	3,622
	Papa John's International Inc.	112,223	3,518
*	Gentherm Inc.	104,503	3,425
*	United Parks & Resorts Inc.	93,343	3,247
	Sonic Automotive Inc. Class A	51,036	3,201
*	Under Armour Inc. Class C	417,414	3,018
	Standard Motor Products Inc.	71,360	2,832
	Matthews International Corp. Class A	106,005	2,802
*	BJ's Restaurants Inc.	72,103	2,739
*	Pursuit Attractions & Hospitality Inc.	74,041	2,574
[1]	Cracker Barrel Old Country Store Inc.	76,313	2,497
*	Fox Factory Holding Corp.	143,705	2,420
*	Mister Car Wash Inc.	336,896	2,399
	Monro Inc.	103,024	2,218
*	MarineMax Inc.	64,724	1,974
	Golden Entertainment Inc.	67,391	1,948
	Oxford Industries Inc.	47,824	1,893
	Ethan Allen Interiors Inc.	79,325	1,807
*	Dream Finders Homes Inc. Class A	98,622	1,782
	Bloomin' Brands Inc.	263,082	1,610
*	Sabre Corp.	1,354,019	1,598
*	Dave & Buster's Entertainment Inc.	92,868	1,367
			759,363
Consumer Staples (2.5%)
*	Freshpet Inc.	167,202	14,120
	Cal-Maine Foods Inc.	156,496	13,632
	PriceSmart Inc.	86,711	13,407
	WD-40 Co.	46,434	11,061
*	Chefs' Warehouse Inc.	124,240	8,869
*	United Natural Foods Inc.	208,061	7,950
	Andersons Inc.	115,179	7,520
	Interparfums Inc.	62,805	6,329
*	Central Garden & Pet Co. Class A	175,907	6,076
*	Simply Good Foods Co.	315,741	5,387
	Fresh Del Monte Produce Inc.	113,031	4,852
	Reynolds Consumer Products Inc.	187,132	4,643
	J & J Snack Foods Corp.	53,271	4,638

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
	Universal Corp.	85,511	4,594
	Energizer Holdings Inc.	208,613	4,504
	Edgewell Personal Care Co.	158,929	3,614
*	Grocery Outlet Holding Corp.	337,514	3,335
*	National Beverage Corp.	80,475	2,925
	Tootsie Roll Industries Inc.	67,560	2,853
*	Vital Farms Inc.	127,057	2,680
	John B Sanfilippo & Son Inc.	31,080	2,568
*	Central Garden & Pet Co.	28,672	1,124
			136,681
Energy (5.5%)
	Archrock Inc.	601,143	21,238
	Noble Corp. plc	430,140	19,541
	SM Energy Co.	775,715	17,942
	Magnolia Oil & Gas Corp. Class A	627,742	17,464
	California Resources Corp.	269,143	15,836
	Liberty Energy Inc. Class A	555,001	15,590
	Kodiak Gas Services Inc.	284,761	15,540
	Core Natural Resources Inc.	175,569	14,411
	Peabody Energy Corp.	416,591	13,139
	Cactus Inc. Class A	235,811	12,734
*	Tidewater Inc.	158,219	12,566
*	Oceaneering International Inc.	341,747	12,132
	Helmerich & Payne Inc.	341,321	12,021
	International Seaways Inc.	139,002	10,499
	Patterson-UTI Energy Inc.	1,183,679	10,073
	Crescent Energy Co. Class A	829,783	9,675
	Northern Oil & Gas Inc.	333,041	9,189
*	Par Pacific Holdings Inc.	172,306	7,352
[1]	Kinetik Holdings Inc. Class A	155,941	7,094
*	Comstock Resources Inc.	270,587	5,306
*	Talos Energy Inc.	432,418	5,297
	World Kinect Corp.	190,826	4,761
	Dorian LPG Ltd.	126,195	4,668
*	Helix Energy Solutions Group Inc.	468,555	4,306
*	Bristow Group Inc. Class A	86,475	4,125
*	Innovex International Inc.	132,661	3,496
*	REX American Resources Corp.	97,816	3,478
	Core Laboratories Inc.	160,358	2,821
	Atlas Energy Solutions Inc.	264,556	2,548
*	CVR Energy Inc.	103,658	2,504
	RPC Inc.	304,414	1,769
			299,115
Financials (17.5%)
	Jackson Financial Inc. Class A	233,053	25,515
	MarketAxess Holdings Inc.	127,443	24,469
*	StoneX Group Inc.	159,180	20,295
	Lincoln National Corp.	579,504	19,877
	Atlantic Union Bankshares Corp.	488,484	18,103
	Ameris Bancorp	219,186	17,022
*	Axos Financial Inc.	194,141	16,855
	Piper Sandler Cos.	57,018	16,852
	Radian Group Inc.	464,270	16,027
	HA Sustainable Infrastructure Capital Inc.	432,023	15,778
	Moelis & Co. Class A	253,568	15,052
	ServisFirst Bancshares Inc.	172,160	13,947
	United Community Banks Inc.	416,382	13,395
	Independent Bank Corp.	169,828	13,258
	Assured Guaranty Ltd.	148,692	12,819
	Fulton Financial Corp.	618,622	12,651
	PJT Partners Inc. Class A	83,439	12,322
	Renasant Corp.	325,450	12,253
	BankUnited Inc.	257,371	12,019
	WSFS Financial Corp.	187,252	11,892
*	Enova International Inc.	85,153	11,841
	BGC Group Inc. Class A	1,233,390	11,742
	Cathay General Bancorp	233,500	11,607
*	Genworth Financial Inc. Class A	1,370,982	11,571
	Victory Capital Holdings Inc. Class A	164,948	11,411

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
	First Bancorp	537,304	11,353
	Virtu Financial Inc. Class A	273,865	11,341
*	Palomar Holdings Inc.	90,969	11,254
*	NCR Atleos Corp.	253,655	11,232
	Bread Financial Holdings Inc.	156,780	11,109
	Community Financial System Inc.	180,293	10,917
	StepStone Group Inc. Class A	249,883	10,780
	First Interstate BancSystem Inc. Class A	306,534	10,609
	Western Union Co.	1,091,028	10,507
	First Hawaiian Inc.	423,586	10,488
	Blackstone Mortgage Trust Inc. Class A	541,005	10,393
*	NMI Holdings Inc. Class A	263,832	10,371
	Seacoast Banking Corp. of Florida	332,482	10,347
	Bank of Hawaii Corp.	136,197	10,320
	First Financial Bancorp	354,989	9,965
	Simmons First National Corp. Class A	496,674	9,889
	Artisan Partners Asset Management Inc. Class A	241,835	9,741
	Provident Financial Services Inc.	448,342	9,433
	Trustmark Corp.	205,612	8,757
	Beacon Financial Corp.	287,708	8,556
	Banc of California Inc.	460,434	8,504
	CVB Financial Corp.	440,892	8,478
	WaFd Inc.	270,442	8,427
	Mercury General Corp.	91,249	8,265
	First Bancorp (XNGS)	142,089	8,069
	Park National Corp.	49,011	8,064
*	Bancorp Inc.	150,598	7,905
	BancFirst Corp.	70,917	7,801
	NBT Bancorp Inc.	179,495	7,668
	FB Financial Corp.	138,281	7,563
*	SiriusPoint Ltd.	356,861	7,544
*	Customers Bancorp Inc.	108,978	7,349
	Pathward Financial Inc.	78,168	7,097
	ARMOUR Residential REIT Inc.	383,260	6,880
	Banner Corp.	116,854	6,877
	Stewart Information Services Corp.	96,069	6,820
	WisdomTree Inc.	393,655	6,735
	HCI Group Inc.	36,882	6,507
	Cohen & Steers Inc.	94,327	6,308
	Northwest Bancshares Inc.	501,276	6,241
	First Commonwealth Financial Corp.	353,832	6,203
	EVERTEC Inc.	218,974	6,199
	Horace Mann Educators Corp.	139,425	6,066
	OFG Bancorp	150,849	6,046
	Stellar Bancorp Inc.	157,934	5,948
	City Holding Co.	49,388	5,925
	Hilltop Holdings Inc.	147,200	5,510
	S&T Bancorp Inc.	131,117	5,482
	Walker & Dunlop Inc.	117,063	5,386
[1]	Arbor Realty Trust Inc.	670,862	5,320
*	EZCORP Inc. Class A	198,407	5,264
*	Encore Capital Group Inc.	76,444	5,220
	National Bank Holdings Corp. Class A	129,309	5,171
	Lakeland Financial Corp.	87,293	5,071
	Hope Bancorp Inc.	438,871	4,942
	Acadian Asset Management Inc.	90,406	4,869
	PROG Holdings Inc.	135,729	4,779
	Apollo Commercial Real Estate Finance Inc.	446,560	4,734
*	Goosehead Insurance Inc. Class A	85,556	4,637
	Ellington Financial Inc.	366,971	4,558
	Dime Community Bancshares Inc.	140,153	4,534
*	Donnelley Financial Solutions Inc.	91,004	4,528
*	ProAssurance Corp.	176,477	4,333
*	Triumph Financial Inc.	77,562	4,333
	Westamerica Bancorp	85,272	4,319
*	Payoneer Global Inc.	992,628	4,288
*,1	Sezzle Inc.	58,375	4,258
	Merchants Bancorp	100,596	4,253
	Enact Holdings Inc.	98,998	4,142
	Safety Insurance Group Inc.	50,908	3,952

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
	Two Harbors Investment Corp.	358,315	3,701
	PennyMac Mortgage Investment Trust	297,891	3,652
	Preferred Bank	38,856	3,408
	Tompkins Financial Corp.	43,602	3,345
	Employers Holdings Inc.	77,127	3,189
	Heritage Financial Corp.	115,957	3,062
*	Trupanion Inc.	115,158	3,056
	Southside Bancshares Inc.	97,236	3,045
	Virtus Investment Partners Inc.	21,723	3,006
	Capitol Federal Financial Inc.	415,344	2,982
	Central Pacific Financial Corp.	92,321	2,940
	United Fire Group Inc.	75,540	2,936
	TrustCo Bank Corp.	62,818	2,724
	Hanmi Financial Corp.	102,144	2,667
	Redwood Trust Inc.	435,623	2,636
	Franklin BSP Realty Trust Inc.	280,349	2,560
	Eagle Bancorp Inc.	94,398	2,402
	Adamas Trust Inc.	286,747	2,363
	AMERISAFE Inc.	65,083	2,117
*	PRA Group Inc.	133,270	2,099
	Navient Corp.	231,789	2,037
*	World Acceptance Corp.	9,776	1,319
	KKR Real Estate Finance Trust Inc.	185,950	1,292
			947,845
Health Care (10.8%)
*	Krystal Biotech Inc.	88,488	24,391
*	Glaukos Corp.	196,921	23,709
*	PTC Therapeutics Inc.	275,204	18,766
*	Protagonist Therapeutics Inc.	201,410	18,546
	Teleflex Inc.	151,470	18,488
*	TransMedics Group Inc.	117,102	17,010
*	RadNet Inc.	237,916	16,609
*	BrightSpring Health Services Inc.	389,315	16,129
*	Merit Medical Systems Inc.	203,190	15,682
*	Alkermes plc	489,920	14,747
*	TG Therapeutics Inc.	465,815	14,016
*	Indivior Pharmaceuticals Inc.	427,757	13,996
*	Ligand Pharmaceuticals Inc.	67,415	13,369
*	ICU Medical Inc.	84,568	12,734
*	ADMA Biologics Inc.	815,256	12,694
*	Corcept Therapeutics Inc.	320,598	11,445
*	Prestige Consumer Healthcare Inc.	165,047	11,438
*	Supernus Pharmaceuticals Inc.	196,764	10,769
*	ACADIA Pharmaceuticals Inc.	428,683	10,528
*	Integer Holdings Corp.	120,292	10,427
*	Waystar Holding Corp.	393,869	10,103
*	Veracyte Inc.	271,303	9,927
	Concentra Group Holdings Parent Inc.	408,814	9,795
*	Privia Health Group Inc.	396,320	9,413
*	Catalyst Pharmaceuticals Inc.	396,414	9,149
*	Neogen Corp.	745,913	8,377
*	Amneal Pharmaceuticals Inc.	582,463	8,044
	LeMaitre Vascular Inc.	71,508	7,736
*	Acadia Healthcare Co. Inc.	316,787	7,425
*	Apellis Pharmaceuticals Inc.	351,393	7,365
	National HealthCare Corp.	42,501	6,949
	Organon & Co.	891,666	6,500
*	Addus HomeCare Corp.	62,592	6,480
*	Omnicell Inc.	153,793	6,321
	Perrigo Co. plc	472,464	6,246
*	Vericel Corp.	173,363	6,186
*	Sarepta Therapeutics Inc.	359,678	6,028
*	Arcus Biosciences Inc.	292,711	5,963
*	Tandem Diabetes Care Inc.	232,743	5,888
*	Inspire Medical Systems Inc.	90,541	5,841
*	Pediatrix Medical Group Inc.	288,052	5,718
	Select Medical Holdings Corp.	377,372	5,649
*	Innoviva Inc.	244,151	5,606
*	UFP Technologies Inc.	26,439	5,568

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
*	CorVel Corp.	106,955	5,517
*	Artivion Inc.	143,114	5,510
*	QuidelOrtho Corp.	232,648	5,290
*	Enovis Corp.	196,528	5,006
	CONMED Corp.	105,998	4,876
*	Progyny Inc.	274,506	4,856
*	ANI Pharmaceuticals Inc.	61,641	4,555
*	Collegium Pharmaceutical Inc.	108,602	4,525
*	NeoGenomics Inc.	444,624	4,371
	US Physical Therapy Inc.	52,151	4,326
*	Harmony Biosciences Holdings Inc.	136,534	3,897
	Phibro Animal Health Corp. Class A	69,839	3,813
*	Azenta Inc.	139,488	3,763
*	Fortrea Holdings Inc.	317,299	3,401
*	STAAR Surgical Co.	169,843	3,380
*	AdaptHealth Corp. Class A	366,501	3,353
*	Pacira BioSciences Inc.	147,777	3,238
*	BioLife Solutions Inc.	133,753	3,237
*	Xencor Inc.	244,985	3,128
*	Astrana Health Inc.	148,449	3,018
*	Vir Biotechnology Inc.	325,152	2,956
*	Certara Inc.	411,141	2,911
*	Integra LifeSciences Holdings Corp.	229,508	2,612
*	AMN Healthcare Services Inc.	131,439	2,560
*	Amphastar Pharmaceuticals Inc.	121,175	2,451
*	Schrodinger Inc.	192,330	2,320
*	Avanos Medical Inc.	159,326	2,247
	Embecta Corp.	200,569	2,058
	HealthStream Inc.	80,701	1,713
*	Cytek Biosciences Inc.	377,594	1,692
*	Myriad Genetics Inc.	319,603	1,473
			585,823
Industrials (17.8%)
	Moog Inc. Class A	97,481	32,893
	Primoris Services Corp.	185,291	27,927
	JBT Marel Corp.	178,221	27,446
	Zurn Elkay Water Solutions Corp.	510,600	26,030
	Armstrong World Industries Inc.	147,850	25,652
	ESCO Technologies Inc.	88,548	24,554
*	Gates Industrial Corp. plc	885,614	24,416
	Federal Signal Corp.	208,502	24,276
	Air Lease Corp. Class A	360,173	23,354
*	Everus Construction Group Inc.	174,874	21,137
	Granite Construction Inc.	149,625	20,119
*	Casella Waste Systems Inc. Class A	214,243	19,959
	Enpro Inc.	72,214	18,678
*	Resideo Technologies Inc.	472,089	18,270
	Arcosa Inc.	168,120	18,070
	Matson Inc.	106,878	17,756
	Powell Industries Inc.	32,265	16,894
	CSW Industrials Inc.	57,182	16,830
*	Mercury Systems Inc.	181,239	16,136
	Mueller Water Products Inc. Class A	535,727	16,034
*	Amentum Holdings Inc.	525,255	15,689
*	Vicor Corp.	77,847	15,678
*	AAR Corp.	133,725	15,669
	Rush Enterprises Inc. Class A	207,768	14,745
*	MYR Group Inc.	53,285	14,385
*	SkyWest Inc.	137,425	14,303
	AZZ Inc.	103,146	14,026
	Brady Corp. Class A	149,202	13,777
	Kadant Inc.	40,352	13,686
	WillScot Holdings Corp.	623,294	13,469
	Franklin Electric Co. Inc.	131,132	13,063
	UniFirst Corp.	50,002	11,741
	Griffon Corp.	134,214	11,440
	Korn Ferry	179,763	11,266
*	Hayward Holdings Inc.	684,639	10,954
	Standex International Corp.	41,599	10,899

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
	HNI Corp.	236,372	10,627
*	Sunrun Inc.	795,094	10,535
	Boise Cascade Co.	127,148	10,520
	Kennametal Inc.	261,015	10,514
*	OPENLANE Inc.	364,703	10,398
	Trinity Industries Inc.	275,224	9,407
	ABM Industries Inc.	210,210	9,354
*	Verra Mobility Corp. Class A	547,596	9,150
*	RXO Inc.	562,391	8,976
	Hub Group Inc. Class A	207,814	8,951
	Robert Half Inc.	341,390	8,337
	ArcBest Corp.	77,250	7,931
	Alamo Group Inc.	36,975	7,895
*	DNOW Inc.	636,636	7,500
	CSG Systems International Inc.	93,015	7,432
	Enerpac Tool Group Corp. Class A	181,717	7,414
	Werner Enterprises Inc.	205,280	7,203
*	GEO Group Inc.	468,586	7,048
*	CoreCivic Inc.	358,141	6,332
	Interface Inc. Class A	200,083	6,301
*	DXP Enterprises Inc.	43,619	6,040
	Worthington Enterprises Inc.	107,233	6,006
	Greenbrier Cos. Inc.	106,389	6,002
*	Upwork Inc.	446,980	5,999
	Albany International Corp. Class A	98,534	5,681
*	JetBlue Airways Corp.	997,120	5,524
	Pitney Bowes Inc.	508,182	5,453
*	Healthcare Services Group Inc.	241,329	5,254
*	Enviri Corp.	276,844	5,241
*	Proto Labs Inc.	81,236	5,043
	Lindsay Corp.	37,056	4,991
	Astec Industries Inc.	78,409	4,868
	Schneider National Inc. Class B	171,024	4,854
	MillerKnoll Inc.	235,163	4,736
*	Allegiant Travel Co.	46,279	4,727
*	Gibraltar Industries Inc.	101,006	4,594
	ManpowerGroup Inc.	158,515	4,434
*	Masterbrand Inc.	433,626	4,388
	Deluxe Corp.	154,876	4,298
	Tennant Co.	62,162	3,794
*	Sun Country Airlines Holdings Inc.	180,777	3,558
	Quanex Building Products Corp.	156,858	3,220
*	Vestis Corp.	385,497	3,034
	Apogee Enterprises Inc.	74,119	2,951
*	Legalzoom.com Inc.	392,882	2,762
	Insperity Inc.	123,107	2,734
	Marten Transport Ltd.	198,937	2,704
*	Liquidity Services Inc.	81,703	2,583
*	American Woodmark Corp.	49,841	2,497
	Insteel Industries Inc.	66,694	2,486
	National Presto Industries Inc.	18,186	2,399
*,1	Hertz Global Holdings Inc.	427,390	1,940
*	Forward Air Corp.	76,175	1,926
	Heartland Express Inc.	156,819	1,730
*	Titan International Inc.	164,412	1,600
			963,097
Information Technology (13.3%)
	InterDigital Inc.	88,297	32,364
*	SiTime Corp.	75,182	29,913
*	Sanmina Corp.	187,130	29,054
*	Semtech Corp.	297,557	26,846
*	FormFactor Inc.	265,818	26,284
*	Qorvo Inc.	288,278	23,898
*	Viavi Solutions Inc.	765,411	22,740
*	Viasat Inc.	463,747	21,230
*	Enphase Energy Inc.	448,617	18,963
*	Mirion Technologies Inc. Class A	849,437	18,356
*	Plexus Corp.	92,511	17,959
	Ralliant Corp.	386,652	17,744

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
*	OSI Systems Inc.	54,692	15,598
	Badger Meter Inc.	100,988	15,394
	Clear Secure Inc. Class A	303,748	14,774
*	Itron Inc.	156,948	14,745
*	ACI Worldwide Inc.	353,237	14,016
*	DigitalOcean Holdings Inc.	235,088	13,179
	Kulicke & Soffa Industries Inc.	178,986	12,479
*	Box Inc. Class A	497,410	11,714
*,1	MARA Holdings Inc.	1,298,275	11,607
*	Impinj Inc.	91,983	11,283
*	Diodes Inc.	159,203	10,862
*	Calix Inc.	207,075	10,720
*	Q2 Holdings Inc.	214,655	10,329
*	ACM Research Inc. Class A	182,857	10,182
*	Teradata Corp.	319,726	10,068
*	RingCentral Inc. Class A	263,487	9,604
*,1	Cleanspark Inc.	964,334	9,595
*	Ultra Clean Holdings Inc.	155,800	9,454
	Power Integrations Inc.	189,775	9,094
*	Insight Enterprises Inc.	106,199	8,874
*	Axcelis Technologies Inc.	106,272	8,779
*	Alarm.com Holdings Inc.	171,054	8,185
*	Knowles Corp.	291,973	7,933
	Vishay Intertechnology Inc.	423,313	7,924
	Adeia Inc.	375,289	7,765
*	Photronics Inc.	202,316	7,573
*	DXC Technology Co.	597,906	7,528
*	SPS Commerce Inc.	129,315	7,308
*,1	SolarEdge Technologies Inc.	205,098	7,261
	ePlus Inc.	89,831	7,246
	Benchmark Electronics Inc.	122,341	7,073
*	NetScout Systems Inc.	235,639	6,883
*	Extreme Networks Inc.	458,164	6,405
*	Veeco Instruments Inc.	205,980	6,295
*	Agilysys Inc.	87,118	6,287
*	Digi International Inc.	127,206	6,210
*	Rogers Corp.	57,269	6,175
*	Progress Software Corp.	146,914	6,153
*	BlackLine Inc.	171,117	6,032
*	LiveRamp Holdings Inc.	217,987	5,923
*	Arlo Technologies Inc.	363,058	5,696
*	Ichor Holdings Ltd.	118,029	5,612
	CTS Corp.	99,787	5,255
*	MaxLinear Inc. Class A	281,935	4,914
*	Cohu Inc.	160,452	4,846
	A10 Networks Inc.	245,550	4,729
*	Harmonic Inc.	384,195	4,084
*	PDF Solutions Inc.	109,481	3,698
*	NCR Voyix Corp.	475,426	3,632
*	Penguin Solutions Inc.	164,372	3,416
*	ScanSource Inc.	69,484	2,556
*	Sprinklr Inc. Class A	414,808	2,414
	PC Connection Inc.	39,070	2,381
*	Alpha & Omega Semiconductor Ltd.	85,829	1,803
*	Grid Dynamics Holdings Inc.	226,189	1,527
*	N-able Inc.	253,437	1,115
*	Corsair Gaming Inc.	158,827	872
			718,410
Materials (5.9%)
	Solstice Advanced Materials Inc.	544,322	42,735
	Eastman Chemical Co.	391,240	29,543
	Element Solutions Inc.	780,108	27,374
	Sealed Air Corp.	504,386	21,124
	Balchem Corp.	111,021	20,143
	Celanese Corp.	375,360	18,745
	Warrior Met Coal Inc.	180,179	14,998
	Sensient Technologies Corp.	145,551	14,778
	HB Fuller Co.	185,290	12,177
	Materion Corp.	70,999	11,577

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
	Hawkins Inc.	71,528	10,665
*	Century Aluminum Co.	182,677	9,419
	Chemours Co.	513,820	9,372
*	Ingevity Corp.	123,471	8,894
	Minerals Technologies Inc.	106,773	7,540
	Kaiser Aluminum Corp.	55,102	7,171
*	O-I Glass Inc.	527,322	7,066
	Quaker Chemical Corp.	47,009	6,912
	Innospec Inc.	84,959	6,506
	FMC Corp.	427,414	6,300
*	Alpha Metallurgical Resources Inc.	37,002	6,018
	Sylvamo Corp.	113,880	5,273
	Worthington Steel Inc.	111,384	4,629
	Stepan Co.	73,756	3,753
	Koppers Holdings Inc.	67,288	2,543
*	Metallus Inc.	123,058	2,092
	SunCoke Energy Inc.	291,051	1,659
			319,006
Real Estate (7.1%)
	CareTrust REIT Inc.	765,859	31,109
	Terreno Realty Corp.	354,944	23,448
	Essential Properties Realty Trust Inc.	680,222	23,087
	Ryman Hospitality Properties Inc.	216,010	21,331
	Macerich Co.	877,868	17,970
	Phillips Edison & Co. Inc.	431,165	16,936
	Millrose Properties Inc.	528,410	16,571
	Tanger Inc.	394,437	14,618
	Outfront Media Inc.	499,454	14,389
*	Cushman & Wakefield Ltd.	792,947	10,633
	LXP Industrial Trust	202,499	10,036
	St. Joe Co.	136,730	9,868
[1]	Medical Properties Trust Inc.	1,691,712	9,744
	Acadia Realty Trust	449,718	9,408
	Four Corners Property Trust Inc.	363,114	9,267
	Apple Hospitality REIT Inc.	754,225	9,247
	Curbline Properties Corp.	332,176	9,238
	Urban Edge Properties	431,921	9,178
	SL Green Realty Corp.	243,830	8,985
	Highwoods Properties Inc.	377,087	8,481
	DiamondRock Hospitality Co.	698,054	7,008
	LTC Properties Inc.	163,463	6,486
	Global Net Lease Inc.	676,030	6,368
	Sunstone Hotel Investors Inc.	650,722	6,039
	Getty Realty Corp.	182,263	5,982
	Douglas Emmett Inc.	574,685	5,684
	Veris Residential Inc.	278,712	5,254
	Alexander & Baldwin Inc.	249,476	5,187
	Innovative Industrial Properties Inc.	96,024	5,085
	Pebblebrook Hotel Trust	390,288	5,007
	Xenia Hotels & Resorts Inc.	324,991	4,966
	Kennedy-Wilson Holdings Inc.	411,506	4,477
	Centerspace	57,071	3,590
	Easterly Government Properties Inc. Class A	149,827	3,488
	American Assets Trust Inc.	161,347	3,150
	JBG SMITH Properties	202,572	3,081
	Safehold Inc.	157,688	2,545
	Whitestone REIT	154,180	2,342
	Marcus & Millichap Inc.	82,935	2,190
	eXp World Holdings Inc.	310,960	2,167
	NexPoint Residential Trust Inc.	74,373	2,097
	Universal Health Realty Income Trust	43,718	1,907
	Armada Hoffler Properties Inc.	275,705	1,723
	Summit Hotel Properties Inc.	362,852	1,636
	Saul Centers Inc.	42,456	1,447
			382,450
Utilities (2.3%)
	MDU Resources Group Inc.	700,012	14,476
	Otter Tail Corp.	143,529	12,214
	Avista Corp.	278,631	11,318

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
	Clearway Energy Inc. Class C	291,334	11,161
	Chesapeake Utilities Corp.	81,174	11,037
	MGE Energy Inc.	125,406	10,286
	American States Water Co.	132,909	9,906
	California Water Service Group	204,025	9,197
*	Hawaiian Electric Industries Inc.	592,296	9,175
	Northwest Natural Holding Co.	142,127	7,538
	H2O America	114,113	6,138
	Clearway Energy Inc. Class A	117,953	4,249
	Middlesex Water Co.	62,922	3,398
	Unitil Corp.	61,168	3,200
			123,293
Total Common Stocks (Cost $4,368,014)			5,400,140
Rights (0.0%)
*,2	OmniAb Inc. 12.5 Earnout	27,888	—
*,2	OmniAb Inc. 15 Earnout	27,888	—
Total Rights (Cost $—)			—
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[3,4]	Vanguard Market Liquidity Fund, 3.693% (Cost $37,796)	378,025	37,799
Total Investments (100.6%) (Cost $4,405,810)			5,437,939
Other Assets and Liabilities—Net (-0.6%)			(31,429)
Net Assets (100%)			5,406,510
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $29,963.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $32,276 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2026	47	6,192	(89)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Alkermes plc	8/31/2026	BANA	2,359	(3.640)	—	(72)
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Statement of Assets and Liabilities
As of February 28, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $4,368,014)	5,400,140
Affiliated Issuers (Cost $37,796)	37,799
Total Investments in Securities	5,437,939
Investment in Vanguard	121
Cash	3
Cash Collateral Pledged—Futures Contracts	460
Receivables for Accrued Income	3,254
Receivables for Capital Shares Issued	937
Total Assets	5,442,714
Liabilities
Payables for Investment Securities Purchased	10
Collateral for Securities on Loan	32,276
Payables for Capital Shares Redeemed	3,638
Payables to Vanguard	109
Variation Margin Payable—Futures Contracts	99
Unrealized Depreciation—Over-the-Counter Swap Contracts	72
Total Liabilities	36,204
Net Assets	5,406,510
1 Includes $29,963 of securities on loan.
At February 28, 2026, net assets consisted of:

Paid-in Capital	4,981,715
Total Distributable Earnings (Loss)	424,795
Net Assets	5,406,510

ETF Shares—Net Assets
Applicable to 29,220,429 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,497,290
Net Asset Value Per Share—ETF Shares	$119.69

Institutional Shares—Net Assets
Applicable to 3,964,805 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,909,220
Net Asset Value Per Share—Institutional Shares	$481.54
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Statement of Operations

Six Months Ended February 28, 2026
($000)
Investment Income
Income
Dividends[1]	29,745
Interest[2]	88
Securities Lending—Net	114
Total Income	29,947
Expenses
The Vanguard Group—Note C
Investment Advisory Services	35
Management and Administrative—ETF Shares	918
Management and Administrative—Institutional Shares	194
Marketing and Distribution—ETF Shares	67
Marketing and Distribution—Institutional Shares	27
Custodian Fees	47
Shareholders’ Reports—ETF Shares	50
Shareholders’ Reports—Institutional Shares	14
Trustees’ Fees and Expenses	1
Other Expenses	8
Total Expenses	1,361
Net Investment Income	28,586
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	265,225
Futures Contracts	1,039
Swap Contracts	114
Realized Net Gain (Loss)	266,378
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	221,146
Futures Contracts	(142)
Swap Contracts	(72)
Change in Unrealized Appreciation (Depreciation)	220,932
Net Increase (Decrease) in Net Assets Resulting from Operations	515,896
1	Dividends are net of foreign withholding taxes of $42.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $70, $1, and ($1), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $357,923 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	28,586	65,702
Realized Net Gain (Loss)	266,378	93,744
Change in Unrealized Appreciation (Depreciation)	220,932	(4,419)
Net Increase (Decrease) in Net Assets Resulting from Operations	515,896	155,027
Distributions
ETF Shares	(41,772)	(45,054)
Institutional Shares	(24,392)	(25,447)
Total Distributions	(66,164)	(70,501)
Capital Share Transactions
ETF Shares	188,186	57,706
Institutional Shares	71,163	(341,996)
Net Increase (Decrease) from Capital Share Transactions	259,349	(284,290)
Total Increase (Decrease)	709,081	(199,764)
Net Assets
Beginning of Period	4,697,429	4,897,193
End of Period	5,406,510	4,697,429
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023[1]	2022[1]	2021[1]
Net Asset Value, Beginning of Period	$109.46	$107.36	$92.94	$89.49	$103.20	$67.80
Investment Operations
Net Investment Income[2]	.646	1.456	1.613	1.495	1.273	1.143
Net Realized and Unrealized Gain (Loss) on Investments	11.092	2.218	14.266	3.266	(13.765)	35.170
Total from Investment Operations	11.738	3.674	15.879	4.761	(12.492)	36.313
Distributions
Dividends from Net Investment Income	(1.508)	(1.574)	(1.459)	(1.311)	(1.218)	(.913)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.508)	(1.574)	(1.459)	(1.311)	(1.218)	(.913)
Net Asset Value, End of Period	$119.69	$109.46	$107.36	$92.94	$89.49	$103.20
Total Return	10.79%	3.46%	17.25%	5.44%	-12.26%	53.88%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,497	$3,021	$2,915	$2,265	$2,027	$1,806
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%	0.10%	0.10%	0.10%[3]	0.10%
Ratio of Net Investment Income to Average Net Assets	1.29%	1.40%	1.68%	1.67%	1.31%	1.25%
Portfolio Turnover Rate[4]	15%	22%	26%	19%	12%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Adjusted to reflect a 2-for-1 share split effective March 13, 2023.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$440.45	$431.91	$373.91	$360.00	$415.16	$272.71
Investment Operations
Net Investment Income[1]	2.706	6.169	6.551	6.087	5.226	4.566
Net Realized and Unrealized Gain (Loss) on Investments	44.609	8.738	57.388	13.135	(55.426)	141.589
Total from Investment Operations	47.315	14.907	63.939	19.222	(50.200)	146.155
Distributions
Dividends from Net Investment Income	(6.225)	(6.367)	(5.939)	(5.312)	(4.960)	(3.705)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(6.225)	(6.367)	(5.939)	(5.312)	(4.960)	(3.705)
Net Asset Value, End of Period	$481.54	$440.45	$431.91	$373.91	$360.00	$415.16
Total Return	10.82%	3.49%	17.24%	5.46%	-12.21%	53.93%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,909	$1,676	$1,982	$1,929	$1,996	$1,852
Ratio of Total Expenses to Average Net Assets	0.03%	0.05%	0.08%	0.08%	0.08%[2]	0.08%
Ratio of Net Investment Income to Average Net Assets	1.34%	1.47%	1.70%	1.69%	1.34%	1.26%
Portfolio Turnover Rate[3]	15%	22%	26%	19%	12%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Notes to Financial Statements
Vanguard S&P Small-Cap 600 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

S&P Small-Cap 600 Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2026, the fund had contributed to Vanguard capital in the amount of $121,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

S&P Small-Cap 600 Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	5,400,140	—	—	5,400,140
Rights	—	—	—	—
Temporary Cash Investments	37,799	—	—	37,799
Total	5,437,939	—	—	5,437,939

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(89)	—	—	(89)
Swap Contracts	—	(72)	—	(72)
Total	(89)	(72)	—	(161)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  As of February 28, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,424,211
Gross Unrealized Appreciation	1,490,457
Gross Unrealized Depreciation	(476,890)
Net Unrealized Appreciation (Depreciation)	1,013,567
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2025, the fund had available capital losses totaling $857,744,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended February 28, 2026, the fund purchased $787,794,000 of investment securities and sold $733,578,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $747,947,000 and $567,679,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2026, such purchases were $53,736,000 and sales were $86,971,000, resulting in net realized loss of $8,840,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2026		Year Ended August 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	766,908	6,720	636,993	6,075
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(578,722)	(5,100)	(579,287)	(5,625)
Net Increase (Decrease)—ETF Shares	188,186	1,620	57,706	450
Institutional Shares
Issued	255,618	563	221,062	534
Issued in Lieu of Cash Distributions	22,997	50	22,434	52
Redeemed	(207,452)	(454)	(585,492)	(1,370)
Net Increase (Decrease)—Institutional Shares	71,163	159	(341,996)	(784)
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.

S&P Small-Cap 600 Index Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q18452 042026

Financial Statements
For the six-months ended February 28, 2026
Vanguard S&P 500 Value Index Fund

Contents
Financial Statements	1

S&P 500 Value Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Communication Services (3.6%)
	Verizon Communications Inc.	966,377	48,454
	AT&T Inc.	1,624,837	45,512
	Walt Disney Co.	409,086	43,379
	Comcast Corp. Class A	831,952	25,757
	T-Mobile US Inc.	110,242	23,932
*	Warner Bros Discovery Inc.	568,084	16,003
	Omnicom Group Inc.	73,081	6,233
	Electronic Arts Inc.	27,201	5,456
*	Charter Communications Inc. Class A	20,160	4,730
*	Take-Two Interactive Software Inc.	19,101	4,039
*	Live Nation Entertainment Inc.	17,029	2,761
*	Trade Desk Inc. Class A	100,822	2,402
	News Corp. Class A	87,311	2,121
	Match Group Inc.	54,101	1,710
	Paramount Skydance Corp. Class B	71,210	962
	Fox Corp. Class A	16,122	908
	News Corp. Class B	27,241	730
	Fox Corp. Class B	11,676	604
*	Versant Media Group Inc.	44	1
			235,694
Consumer Discretionary (10.6%)
*	Amazon.com Inc.	1,047,695	220,016
*	Tesla Inc.	244,673	98,483
	Home Depot Inc.	228,082	86,835
	Lowe's Cos. Inc.	128,526	34,004
	McDonald's Corp.	91,394	31,171
	Starbucks Corp.	260,560	25,540
	TJX Cos. Inc.	114,713	18,545
	NIKE Inc. Class B	272,238	16,928
	General Motors Co.	213,866	16,834
	Ford Motor Co.	897,290	12,643
*	Chipotle Mexican Grill Inc.	303,295	11,289
	DR Horton Inc.	62,805	10,073
	Garmin Ltd.	37,437	9,465
	Ross Stores Inc.	38,719	7,962
*	Airbnb Inc. Class A	51,614	6,974
	Tractor Supply Co.	121,069	6,276
	PulteGroup Inc.	44,751	6,140
	Williams-Sonoma Inc.	27,971	5,752
	Darden Restaurants Inc.	26,604	5,689
	Lennar Corp. Class A	49,451	5,655
	Yum! Brands Inc.	32,459	5,458
*	Carvana Co.	15,855	5,298
*	AutoZone Inc.	1,335	5,014
*	NVR Inc.	645	4,849
*	Lululemon Athletica Inc.	24,781	4,589
*	Deckers Outdoor Corp.	33,387	3,915
	Genuine Parts Co.	31,877	3,802
*	Aptiv plc	49,522	3,642
	Hasbro Inc.	30,547	3,042
	Domino's Pizza Inc.	7,116	2,864
	Best Buy Co. Inc.	44,773	2,775
	eBay Inc.	26,966	2,450
*	MGM Resorts International	47,003	1,733
	Pool Corp.	7,511	1,706
*	Norwegian Cruise Line Holdings Ltd.	45,675	1,132
			688,543
Consumer Staples (10.0%)
	Walmart Inc.	1,004,820	128,567
1

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
	Costco Wholesale Corp.	101,552	102,648
	Procter & Gamble Co.	534,977	89,448
	PepsiCo Inc.	313,350	53,188
	Coca-Cola Co.	514,508	41,963
	Philip Morris International Inc.	156,986	29,330
	Altria Group Inc.	384,659	26,557
	Colgate-Palmolive Co.	184,803	18,321
	Mondelez International Inc. Class A	295,157	18,176
	Target Corp.	104,120	11,848
	Sysco Corp.	109,714	10,002
	Kroger Co.	139,688	9,532
	Keurig Dr Pepper Inc.	311,283	9,426
	Kimberly-Clark Corp.	76,277	8,500
	Kenvue Inc.	438,971	8,393
	Hershey Co.	33,945	8,020
	Dollar General Corp.	50,427	7,879
	Archer-Daniels-Midland Co.	110,117	7,602
	Estee Lauder Cos. Inc. Class A	56,327	6,166
	Church & Dwight Co. Inc.	55,298	5,799
	General Mills Inc.	122,228	5,528
*	Dollar Tree Inc.	43,475	5,499
	Constellation Brands Inc. Class A	32,296	5,098
	Kraft Heinz Co.	195,276	4,806
	Tyson Foods Inc. Class A	64,861	4,215
	McCormick & Co. Inc. (Non-Voting)	58,018	4,122
	Bunge Global SA	31,011	3,741
	Clorox Co.	27,941	3,553
	J M Smucker Co.	24,446	2,834
	Conagra Brands Inc.	109,599	2,110
	Molson Coors Beverage Co. Class B	38,798	1,901
	Hormel Foods Corp.	66,790	1,710
	Lamb Weston Holdings Inc.	31,932	1,539
	Campbell's Co.	45,024	1,213
	Brown-Forman Corp. Class B	40,353	1,165
			650,399
Energy (7.2%)
	Exxon Mobil Corp.	966,218	147,348
	Chevron Corp.	433,625	80,984
	ConocoPhillips	282,899	32,098
	Williams Cos. Inc.	279,997	20,921
	SLB Ltd.	342,285	17,573
	EOG Resources Inc.	124,405	15,436
	Kinder Morgan Inc.	448,898	14,935
	Baker Hughes Co.	226,091	14,755
	Valero Energy Corp.	69,931	14,311
	Phillips 66	92,382	14,257
	Marathon Petroleum Corp.	68,915	13,660
	ONEOK Inc.	144,348	11,948
	Targa Resources Corp.	49,127	11,584
	EQT Corp.	142,990	8,782
	Occidental Petroleum Corp.	164,792	8,747
	Diamondback Energy Inc.	42,672	7,428
	Texas Pacific Land Corp.	13,263	6,954
	Halliburton Co.	192,851	6,943
	Devon Energy Corp.	143,743	6,257
	Expand Energy Corp.	54,573	5,889
	Coterra Energy Inc.	174,455	5,337
	APA Corp.	81,273	2,468
			468,615
Financials (15.3%)
	Bank of America Corp.	1,467,740	73,137
	Wells Fargo & Co.	719,316	58,588
	JPMorgan Chase & Co.	187,361	56,264
	Visa Inc. Class A	174,022	55,711
	Citigroup Inc.	386,440	42,582
	Charles Schwab Corp.	382,793	36,442
	Blackrock Inc.	33,072	35,163
	Mastercard Inc. Class A	62,012	32,073
	Chubb Ltd.	83,887	28,594
2

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
	Capital One Financial Corp.	145,721	28,509
	Intercontinental Exchange Inc.	130,676	21,448
	Marsh & McLennan Cos. Inc.	112,306	20,972
	Goldman Sachs Group Inc.	22,892	19,677
	US Bancorp	356,160	19,468
	Blackstone Inc.	169,252	19,188
	PNC Financial Services Group Inc.	89,856	19,081
	Morgan Stanley	107,877	17,963
	S&P Global Inc.	39,783	17,579
	Aon plc Class A	49,214	16,510
	Travelers Cos. Inc.	51,067	15,761
	Truist Financial Corp.	293,082	14,452
	Arthur J Gallagher & Co.	58,886	13,438
	Allstate Corp.	60,008	12,873
	Progressive Corp.	59,081	12,623
	Aflac Inc.	108,163	12,215
	American Express Co.	39,374	12,163
	CME Group Inc.	36,324	11,605
	Fifth Third Bancorp	206,000	10,191
	Ameriprise Financial Inc.	21,313	10,020
	American International Group Inc.	123,467	9,938
	PayPal Holdings Inc.	200,387	9,260
*	Coinbase Global Inc. Class A	52,324	9,201
	MetLife Inc.	126,939	9,148
	Nasdaq Inc.	103,311	9,048
	Hartford Insurance Group Inc.	63,850	8,992
	Moody's Corp.	18,270	8,726
*	Arch Capital Group Ltd.	82,676	8,280
	State Street Corp.	64,000	8,232
*	Block Inc. Class A	125,512	7,995
	Prudential Financial Inc.	80,267	7,897
	Huntington Bancshares Inc.	465,813	7,826
*	Fiserv Inc.	123,376	7,685
	M&T Bank Corp.	35,212	7,640
	Bank of New York Mellon Corp.	59,059	7,034
	Willis Towers Watson plc	21,927	6,691
	KKR & Co. Inc.	72,451	6,352
	Northern Trust Corp.	43,345	6,202
	Raymond James Financial Inc.	40,377	6,181
	Fidelity National Information Services Inc.	118,656	6,047
	Citizens Financial Group Inc.	98,414	5,923
	Synchrony Financial	82,376	5,693
	Regions Financial Corp.	200,935	5,592
	Ares Management Corp. Class A	47,201	5,287
	Apollo Global Management Inc.	49,952	5,225
*	Corpay Inc.	16,012	5,205
	Brown & Brown Inc.	67,159	4,823
	T. Rowe Price Group Inc.	50,007	4,732
	MSCI Inc.	8,243	4,714
	KeyCorp	212,852	4,415
	Principal Financial Group Inc.	45,804	4,371
	Loews Corp.	38,835	4,273
	Global Payments Inc.	53,999	4,129
	Cboe Global Markets Inc.	11,735	3,517
	Everest Group Ltd.	9,615	3,226
	Jack Henry & Associates Inc.	16,556	2,690
	Invesco Ltd.	101,980	2,678
	Globe Life Inc.	18,244	2,650
	Assurant Inc.	11,486	2,637
	Cincinnati Financial Corp.	14,672	2,406
	W R Berkley Corp.	29,579	2,121
	Franklin Resources Inc.	70,415	1,869
	FactSet Research Systems Inc.	8,570	1,858
	Erie Indemnity Co. Class A	5,797	1,562
			994,261
Health Care (12.7%)
	Merck & Co. Inc.	568,766	70,425
	UnitedHealth Group Inc.	207,391	60,822
	Johnson & Johnson	226,324	56,226
3

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
	AbbVie Inc.	218,669	50,749
	Abbott Laboratories	398,470	46,362
	Thermo Fisher Scientific Inc.	86,103	44,869
	Pfizer Inc.	1,303,024	36,029
	Danaher Corp.	144,077	30,348
	Bristol-Myers Squibb Co.	466,530	29,097
*	Vertex Pharmaceuticals Inc.	58,138	28,885
	Medtronic plc	293,941	28,706
	McKesson Corp.	28,298	27,941
	CVS Health Corp.	290,988	23,250
	Gilead Sciences Inc.	130,857	19,491
	Regeneron Pharmaceuticals Inc.	23,099	18,056
	Cigna Group	61,239	17,748
	Stryker Corp.	45,762	17,731
	Cencora Inc.	44,442	16,539
	Elevance Health Inc.	50,041	16,013
	Amgen Inc.	39,449	15,312
	Zoetis Inc.	100,860	13,223
	Cardinal Health Inc.	54,488	12,490
	Becton Dickinson & Co.	65,711	11,597
	GE HealthCare Technologies Inc.	104,381	8,796
*	Boston Scientific Corp.	112,017	8,608
	Agilent Technologies Inc.	64,963	7,885
*	Waters Corp.	22,533	7,197
*	IQVIA Holdings Inc.	39,024	6,978
*	Biogen Inc.	33,613	6,448
*	Edwards Lifesciences Corp.	71,731	6,203
	Labcorp Holdings Inc.	19,004	5,494
	Quest Diagnostics Inc.	25,491	5,402
	Humana Inc.	27,557	5,251
*	Centene Corp.	106,991	4,802
	Zimmer Biomet Holdings Inc.	45,413	4,470
*	Moderna Inc.	79,674	4,268
	West Pharmaceutical Services Inc.	16,486	4,193
	Viatris Inc.	263,915	3,940
	ResMed Inc.	15,044	3,855
*	Hologic Inc.	51,000	3,843
*	Cooper Cos. Inc.	45,554	3,811
*	Mettler-Toledo International Inc.	2,480	3,389
*	Dexcom Inc.	43,829	3,218
*	Align Technology Inc.	15,285	2,906
	STERIS plc	11,218	2,831
	Universal Health Services Inc. Class B	12,652	2,608
	Revvity Inc.	25,978	2,554
*	Solventum Corp.	33,776	2,506
	Baxter International Inc.	117,787	2,399
	Bio-Techne Corp.	35,708	2,107
*	Charles River Laboratories International Inc.	11,270	2,012
*	Henry Schein Inc.	22,929	1,889
*	Molina Healthcare Inc.	11,783	1,815
*	DaVita Inc.	8,043	1,257
			824,844
Industrials (11.8%)
	GE Aerospace	116,022	39,710
	Deere & Co.	57,607	36,276
	Union Pacific Corp.	135,917	36,015
	Honeywell International Inc.	145,485	35,439
	Eaton Corp. plc	89,045	33,474
	Lockheed Martin Corp.	46,668	30,711
*	Boeing Co.	100,492	22,865
	Northrop Grumman Corp.	30,747	22,272
	Waste Management Inc.	84,966	20,463
	3M Co.	121,752	20,128
	Automatic Data Processing Inc.	92,741	19,880
	United Parcel Service Inc. Class B	169,107	19,610
	FedEx Corp.	49,770	19,261
	CSX Corp.	426,972	18,227
	Illinois Tool Works Inc.	60,531	17,592
	Norfolk Southern Corp.	51,448	16,193
4

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
	Cintas Corp.	78,220	15,732
	L3Harris Technologies Inc.	42,872	15,629
	PACCAR Inc.	120,406	15,182
	Emerson Electric Co.	92,798	13,989
	Parker-Hannifin Corp.	12,710	12,827
	AMETEK Inc.	52,725	12,613
	Fastenal Co.	263,384	12,126
	Carrier Global Corp.	181,280	11,674
	WW Grainger Inc.	10,023	11,474
	Trane Technologies plc	23,871	11,036
	Republic Services Inc.	46,067	10,549
	Westinghouse Air Brake Technologies Corp.	39,137	10,330
	Delta Air Lines Inc.	148,805	9,776
	General Dynamics Corp.	27,296	9,746
	Old Dominion Freight Line Inc.	42,168	8,562
	Otis Worldwide Corp.	89,303	8,266
*	United Airlines Holdings Inc.	74,098	7,877
	Ingersoll Rand Inc.	82,525	7,769
*	Copart Inc.	203,799	7,763
	Xylem Inc.	55,793	7,229
	Dover Corp.	31,485	7,100
	Paychex Inc.	74,190	6,948
	Johnson Controls International plc	47,582	6,866
	Hubbell Inc. Class B	12,161	6,222
	Cummins Inc.	10,432	6,091
	Equifax Inc.	28,043	5,860
	Southwest Airlines Co.	118,500	5,837
	Veralto Corp.	56,910	5,545
	United Rentals Inc.	6,426	5,398
	Leidos Holdings Inc.	29,303	5,131
	CH Robinson Worldwide Inc.	27,070	5,015
	Broadridge Financial Solutions Inc.	26,697	4,962
	Rockwell Automation Inc.	11,577	4,717
	Snap-on Inc.	11,919	4,591
	Expeditors International of Washington Inc.	30,705	4,453
	Fortive Corp.	72,795	4,309
	Lennox International Inc.	7,313	4,168
	JB Hunt Transport Services Inc.	17,231	4,022
	Huntington Ingalls Industries Inc.	8,992	3,997
	Textron Inc.	40,391	3,985
	Jacobs Solutions Inc.	27,392	3,776
	Pentair plc	37,620	3,731
	IDEX Corp.	17,147	3,592
	Nordson Corp.	12,227	3,588
	Masco Corp.	47,489	3,401
*	Axon Enterprise Inc.	6,143	3,332
	Verisk Analytics Inc.	15,024	3,119
	Stanley Black & Decker Inc.	35,481	3,069
*	Generac Holdings Inc.	13,407	3,022
*	Builders FirstSource Inc.	25,280	2,636
	A O Smith Corp.	25,977	2,026
	Allegion plc	9,067	1,461
	Paycom Software Inc.	11,136	1,401
			771,636
Information Technology (16.5%)
	Apple Inc.	1,692,945	447,244
*	Intel Corp.	1,026,556	46,821
	Texas Instruments Inc.	208,240	44,170
	Salesforce Inc.	218,221	42,507
	Analog Devices Inc.	112,757	40,118
	QUALCOMM Inc.	245,467	34,945
	Cisco Systems Inc.	424,596	33,738
	Accenture plc Class A	141,998	29,638
	Oracle Corp.	185,026	26,903
*	Adobe Inc.	95,971	25,184
	International Business Machines Corp.	102,847	24,705
	Western Digital Corp.	78,378	21,922
	Motorola Solutions Inc.	38,132	18,390
*	Synopsys Inc.	42,580	17,628
5

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
	NXP Semiconductors NV	57,722	13,103
*	Keysight Technologies Inc.	39,381	12,103
*	Palo Alto Networks Inc.	80,168	11,939
	Intuit Inc.	28,100	11,494
	Dell Technologies Inc. Class C	69,033	10,222
*	ServiceNow Inc.	92,648	10,007
	Microchip Technology Inc.	123,834	9,243
	Roper Technologies Inc.	24,708	8,641
	Corning Inc.	55,343	8,322
*	Teledyne Technologies Inc.	10,754	7,325
	Seagate Technology Holdings plc	17,952	7,322
	Cognizant Technology Solutions Corp. Class A	110,793	7,138
*	Cadence Design Systems Inc.	23,047	6,946
	Hewlett Packard Enterprise Co.	302,310	6,491
*	ON Semiconductor Corp.	92,206	6,130
	Qnity Electronics Inc.	47,992	6,083
*	Autodesk Inc.	20,507	5,042
	Teradyne Inc.	15,044	4,815
	TE Connectivity plc	20,873	4,804
	NetApp Inc.	44,529	4,410
*	PTC Inc.	27,386	4,288
*	Fortinet Inc.	53,552	4,232
	HP Inc.	214,166	4,067
*	Fair Isaac Corp.	2,771	3,905
*	Workday Inc. Class A	27,831	3,723
*	Super Micro Computer Inc.	114,855	3,720
	CDW Corp.	29,837	3,659
*	Trimble Inc.	54,405	3,638
*	F5 Inc.	13,196	3,581
*	Tyler Technologies Inc.	9,857	3,496
*	Akamai Technologies Inc.	32,968	3,244
	Gen Digital Inc.	128,237	2,894
*	GoDaddy Inc. Class A	30,938	2,697
*	Zebra Technologies Corp. Class A	11,588	2,595
*	Gartner Inc.	16,501	2,594
	Jabil Inc.	9,516	2,522
	Skyworks Solutions Inc.	34,057	2,029
*	EPAM Systems Inc.	12,654	1,784
			1,074,161
Materials (3.9%)
	Linde plc	106,986	54,357
	Freeport-McMoRan Inc.	329,061	22,403
	Sherwin-Williams Co.	52,840	19,159
	CRH plc	153,636	18,433
	Ecolab Inc.	58,437	18,019
	Air Products and Chemicals Inc.	51,013	14,063
	Corteva Inc.	154,952	12,415
	Vulcan Materials Co.	30,242	9,375
	Martin Marietta Materials Inc.	13,809	9,343
	Nucor Corp.	52,450	9,277
	PPG Industries Inc.	51,421	6,339
	Steel Dynamics Inc.	31,457	6,075
	Smurfit Westrock plc	119,652	5,625
	International Paper Co.	120,994	5,269
	Amcor plc	105,784	5,123
	Dow Inc.	162,850	5,004
	International Flavors & Fragrances Inc.	58,688	4,826
	Albemarle Corp.	26,971	4,819
	DuPont de Nemours Inc.	95,995	4,804
	Packaging Corp. of America	20,535	4,767
	Ball Corp.	61,407	4,122
	CF Industries Holdings Inc.	35,752	3,559
	Avery Dennison Corp.	17,718	3,479
	LyondellBasell Industries NV Class A	59,004	3,394
	Mosaic Co.	72,728	2,025
			256,074
Real Estate (3.4%)
	Prologis Inc.	212,906	30,354
	Equinix Inc.	22,514	21,934
6

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
	American Tower Corp.	107,155	20,559
	Realty Income Corp.	210,907	14,131
	Digital Realty Trust Inc.	74,040	13,120
	Public Storage	36,228	11,124
*	CBRE Group Inc. Class A	67,103	9,908
	Simon Property Group Inc.	44,109	8,992
	Crown Castle Inc.	99,783	8,935
	Extra Space Storage Inc.	48,645	7,347
	Iron Mountain Inc.	67,650	7,329
	VICI Properties Inc. Class A	228,723	6,910
	AvalonBay Communities Inc.	32,463	5,753
	Equity Residential	79,329	5,014
	SBA Communications Corp.	24,415	4,911
	Ventas Inc.	51,653	4,450
*	CoStar Group Inc.	97,113	4,334
	Weyerhaeuser Co.	165,174	4,052
	Essex Property Trust Inc.	14,728	3,757
	Kimco Realty Corp.	155,161	3,654
	Mid-America Apartment Communities Inc.	26,784	3,585
	Invitation Homes Inc.	129,218	3,404
	Regency Centers Corp.	37,717	2,980
	Host Hotels & Resorts Inc.	146,109	2,862
	Healthpeak Properties Inc.	159,230	2,815
	Camden Property Trust	24,317	2,635
	UDR Inc.	68,756	2,578
	Federal Realty Investment Trust	17,990	1,957
	BXP Inc.	33,764	1,944
	Alexandria Real Estate Equities Inc.	35,639	1,926
			223,254
Utilities (4.6%)
	NextEra Energy Inc.	477,200	44,747
	Southern Co.	252,366	24,575
	Duke Energy Corp.	178,252	23,324
	American Electric Power Co. Inc.	122,721	16,423
	Sempra	149,638	14,406
	Dominion Energy Inc.	195,792	12,362
	Exelon Corp.	231,676	11,461
	Xcel Energy Inc.	135,643	11,307
	Entergy Corp.	102,417	10,970
	Public Service Enterprise Group Inc.	114,300	9,838
	PG&E Corp.	503,603	9,568
	Consolidated Edison Inc.	82,763	9,312
	WEC Energy Group Inc.	74,529	8,717
	Constellation Energy Corp.	23,601	7,786
	DTE Energy Co.	47,578	7,053
	Ameren Corp.	61,982	7,021
	Atmos Energy Corp.	36,777	6,870
	PPL Corp.	169,528	6,608
	Edison International	88,167	6,590
	Eversource Energy	85,964	6,551
	CenterPoint Energy Inc.	149,593	6,507
	FirstEnergy Corp.	119,124	6,094
	American Water Works Co. Inc.	44,708	6,082
	CMS Energy Corp.	69,722	5,443
	NiSource Inc.	109,332	5,171
	Evergy Inc.	52,756	4,414
	Alliant Energy Corp.	58,904	4,261
	AES Corp.	163,170	2,820
	Pinnacle West Capital Corp.	27,419	2,750
	NRG Energy Inc.	11,371	2,035
			301,066
Total Common Stocks (Cost $5,614,865)			6,488,547
7

S&P 500 Value Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[1] Vanguard Market Liquidity Fund, 3.693% (Cost $17,723)	177,239	17,722
Total Investments (99.9%) (Cost $5,632,588)		6,506,269
Other Assets and Liabilities—Net (0.1%)		9,032
Net Assets (100%)		6,515,301
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2026	25	8,611	(35)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bank of America Corp.	2/1/2027	CITNA	3,779	(4.490)	—	(209)
Citigroup Inc.	8/31/2027	BANA	2,699	(4.380)	—	(90)
Elevance Health Inc.	8/31/2026	BANA	277	(4.390)	—	(9)
Emerson Electric Co.	8/31/2026	BANA	5,344	(3.640)	103	—
Global Payments Inc.	8/31/2026	BANA	20	(4.490)	—	—
Goldman Sachs Group Inc.	8/31/2027	BANA	1,084	(4.490)	—	(76)
JPMorgan Chase & Co.	8/31/2027	BANA	3,718	(4.433)	—	(37)
NetApp Inc.	8/31/2026	BANA	126	(4.320)	—	(3)
PayPal Holdings Inc.	8/31/2026	BANA	670	(4.490)	—	(16)
VICI Properties Inc. Class A	8/31/2026	BANA	489	(4.340)	—	(1)
					103	(441)
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.
8

S&P 500 Value Index Fund
Statement of Assets and Liabilities
As of February 28, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,614,865)	6,488,547
Affiliated Issuers (Cost $17,723)	17,722
Total Investments in Securities	6,506,269
Investment in Vanguard	146
Cash Collateral Pledged—Futures Contracts	560
Receivables for Accrued Income	8,687
Receivables for Capital Shares Issued	216
Unrealized Appreciation—Over-the-Counter Swap Contracts	103
Total Assets	6,515,981
Liabilities
Payables for Investment Securities Purchased	43
Payables to Vanguard	160
Variation Margin Payable—Futures Contracts	36
Unrealized Depreciation—Over-the-Counter Swap Contracts	441
Total Liabilities	680
Net Assets	6,515,301
At February 28, 2026, net assets consisted of:

Paid-in Capital	5,703,952
Total Distributable Earnings (Loss)	811,349
Net Assets	6,515,301

ETF Shares—Net Assets
Applicable to 29,340,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,299,226
Net Asset Value Per Share—ETF Shares	$214.70

Institutional Shares—Net Assets
Applicable to 458,865 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	216,075
Net Asset Value Per Share—Institutional Shares	$470.89
See accompanying Notes, which are an integral part of the Financial Statements.
9

S&P 500 Value Index Fund
Statement of Operations

Six Months Ended February 28, 2026
($000)
Investment Income
Income
Dividends[1]	56,275
Interest[2]	163
Securities Lending—Net	41
Total Income	56,479
Expenses
The Vanguard Group—Note C
Investment Advisory Services	47
Management and Administrative—ETF Shares	1,750
Management and Administrative—Institutional Shares	45
Marketing and Distribution—ETF Shares	141
Marketing and Distribution—Institutional Shares	4
Custodian Fees	23
Shareholders’ Reports—ETF Shares	80
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	2
Other Expenses	10
Total Expenses	2,103
Net Investment Income	54,376
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	395,421
Futures Contracts	573
Swap Contracts	(186)
Realized Net Gain (Loss)	395,808
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	147,191
Futures Contracts	(33)
Swap Contracts	(338)
Change in Unrealized Appreciation (Depreciation)	146,820
Net Increase (Decrease) in Net Assets Resulting from Operations	597,004
1	Dividends are net of foreign withholding taxes of $11.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $152, ($1), and ($1), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $468,664 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
10

S&P 500 Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	54,376	109,388
Realized Net Gain (Loss)	395,808	389,233
Change in Unrealized Appreciation (Depreciation)	146,820	(156,822)
Net Increase (Decrease) in Net Assets Resulting from Operations	597,004	341,799
Distributions
ETF Shares	(53,931)	(107,769)
Institutional Shares	(1,965)	(5,733)
Total Distributions	(55,896)	(113,502)
Capital Share Transactions
ETF Shares	136,025	218,175
Institutional Shares	(10,015)	(71,394)
Net Increase (Decrease) from Capital Share Transactions	126,010	146,781
Total Increase (Decrease)	667,118	375,078
Net Assets
Beginning of Period	5,848,183	5,473,105
End of Period	6,515,301	5,848,183
See accompanying Notes, which are an integral part of the Financial Statements.
11

S&P 500 Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$196.93	$189.59	$156.61	$136.61	$146.23	$112.29
Investment Operations
Net Investment Income[1]	1.810	3.662	3.612	2.984	3.029	2.897
Net Realized and Unrealized Gain (Loss) on Investments	17.834	7.499	32.730	20.032	(9.703)	33.786
Total from Investment Operations	19.644	11.161	36.342	23.016	(6.674)	36.683
Distributions
Dividends from Net Investment Income	(1.874)	(3.821)	(3.362)	(3.016)	(2.946)	(2.743)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.874)	(3.821)	(3.362)	(3.016)	(2.946)	(2.743)
Net Asset Value, End of Period	$214.70	$196.93	$189.59	$156.61	$136.61	$146.23
Total Return	10.04%	6.01%	23.51%	17.15%	-4.63%	33.10%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,299	$5,640	$5,195	$3,559	$2,801	$2,351
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%	0.10%	0.10%[2]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.78%	1.95%	2.13%	2.05%	2.10%	2.19%
Portfolio Turnover Rate[3]	23%	32%	30%	27%	16%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
12

S&P 500 Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$431.90	$415.81	$343.49	$299.63	$320.71	$246.27
Investment Operations
Net Investment Income[1]	4.028	8.083	7.949	6.624	6.731	6.402
Net Realized and Unrealized Gain (Loss) on Investments	39.113	16.466	71.826	43.912	(21.295)	74.102
Total from Investment Operations	43.141	24.549	79.775	50.536	(14.564)	80.504
Distributions
Dividends from Net Investment Income	(4.151)	(8.459)	(7.455)	(6.676)	(6.516)	(6.064)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(4.151)	(8.459)	(7.455)	(6.676)	(6.516)	(6.064)
Net Asset Value, End of Period	$470.89	$431.90	$415.81	$343.49	$299.63	$320.71
Total Return	10.05%	6.03%	23.53%	17.19%	-4.60%	33.14%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$216	$208	$278	$179	$168	$175
Ratio of Total Expenses to Average Net Assets	0.05%	0.06%	0.08%	0.08%[2]	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.80%	1.97%	2.13%	2.08%	2.12%	2.22%
Portfolio Turnover Rate[3]	23%	32%	30%	27%	16%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
13

S&P 500 Value Index Fund
Notes to Financial Statements
Vanguard S&P 500 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
14

S&P 500 Value Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2026, the fund had contributed to Vanguard capital in the amount of $146,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
15

S&P 500 Value Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,488,547	—	—	6,488,547
Temporary Cash Investments	17,722	—	—	17,722
Total	6,506,269	—	—	6,506,269

Derivative Financial Instruments
Assets
Swap Contracts	—	103	—	103
Liabilities
Futures Contracts[1]	(35)	—	—	(35)
Swap Contracts	—	(441)	—	(441)
Total	(35)	(441)	—	(476)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  As of February 28, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,636,186
Gross Unrealized Appreciation	1,174,695
Gross Unrealized Depreciation	(304,985)
Net Unrealized Appreciation (Depreciation)	869,710
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2025, the fund had available capital losses totaling $470,067,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended February 28, 2026, the fund purchased $1,426,832,000 of investment securities and sold $1,430,198,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $1,663,587,000 and $1,550,303,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2026, such purchases were $1,039,255,000 and sales were $492,767,000, resulting in net realized gain of $6,063,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2026		Year Ended August 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,671,989	8,160	1,566,929	8,480
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,535,964)	(7,460)	(1,348,754)	(7,240)
Net Increase (Decrease)—ETF Shares	136,025	700	218,175	1,240
Institutional Shares
Issued	92,268	209	68,843	168
Issued in Lieu of Cash Distributions	1,661	4	5,247	13
Redeemed	(103,944)	(236)	(145,484)	(369)
Net Increase (Decrease)—Institutional Shares	(10,015)	(23)	(71,394)	(188)
16

S&P 500 Value Index Fund
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q18402 042026
17

Financial Statements
For the six-months ended February 28, 2026
Vanguard S&P 500 Growth Index Fund

Contents
Financial Statements	1

S&P 500 Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Communication Services (17.0%)
	Alphabet Inc. Class A	4,189,982	1,306,269
	Alphabet Inc. Class C	3,348,871	1,042,939
	Meta Platforms Inc. Class A	1,568,474	1,016,653
*	Netflix Inc.	3,051,656	293,691
	Electronic Arts Inc.	76,004	15,244
*	Take-Two Interactive Software Inc.	65,092	13,766
	TKO Group Holdings Inc. Class A	47,713	10,682
*	Live Nation Entertainment Inc.	60,187	9,759
	Fox Corp. Class A	99,226	5,590
	Fox Corp. Class B	70,227	3,633
			3,718,226
Consumer Discretionary (9.3%)
*	Amazon.com Inc.	3,713,140	779,759
*	Tesla Inc.	1,254,669	505,017
	Booking Holdings Inc.	23,203	98,366
	McDonald's Corp.	225,663	76,965
	TJX Cos. Inc.	440,783	71,257
*	O'Reilly Automotive Inc.	607,853	57,065
	Royal Caribbean Cruises Ltd.	182,626	56,789
	Marriott International Inc. Class A	160,417	54,819
	Hilton Worldwide Holdings Inc.	167,370	52,183
*	DoorDash Inc. Class A	269,191	47,504
*	AutoZone Inc.	7,784	29,234
	Carnival Corp.	782,273	24,681
	Ross Stores Inc.	112,440	23,122
	Tapestry Inc.	147,442	22,923
*	Ulta Beauty Inc.	32,321	22,133
	eBay Inc.	240,971	21,895
*	Airbnb Inc. Class A	144,017	19,458
	Expedia Group Inc.	84,275	18,177
*	Carvana Co.	51,973	17,367
	Yum! Brands Inc.	98,050	16,488
	Las Vegas Sands Corp.	219,213	12,434
	Ralph Lauren Corp.	27,891	10,113
	Wynn Resorts Ltd.	60,647	6,561
*	Norwegian Cruise Line Holdings Ltd.	183,561	4,551
			2,048,861
Consumer Staples (1.2%)
	Philip Morris International Inc.	627,840	117,299
	Coca-Cola Co.	1,171,022	95,508
*	Monster Beverage Corp.	513,548	43,806
			256,613
Financials (9.6%)
*	Berkshire Hathaway Inc. Class B	1,320,630	666,852
	JPMorgan Chase & Co.	1,251,062	375,694
	Visa Inc. Class A	668,488	214,010
	Mastercard Inc. Class A	395,643	204,630
	Goldman Sachs Group Inc.	133,527	114,776
	Morgan Stanley	530,618	88,353
	American Express Co.	263,138	81,283
	Progressive Corp.	236,457	50,521
	CME Group Inc.	145,367	46,445
	S&P Global Inc.	98,236	43,409
*	Robinhood Markets Inc. Class A	566,296	42,954
	Bank of New York Mellon Corp.	316,331	37,675
	Moody's Corp.	53,062	25,342
	KKR & Co. Inc.	266,975	23,408
	Interactive Brokers Group Inc. Class A	320,874	22,843
1

S&P 500 Growth Index Fund
		Shares	Market Value• ($000)
	Apollo Global Management Inc.	177,297	18,545
	MSCI Inc.	28,144	16,094
	Cboe Global Markets Inc.	38,361	11,498
	Cincinnati Financial Corp.	66,232	10,861
	W R Berkley Corp.	123,241	8,836
			2,104,029
Health Care (7.2%)
	Eli Lilly & Co.	571,927	601,661
	Johnson & Johnson	1,023,771	254,335
	AbbVie Inc.	585,521	135,888
*	Intuitive Surgical Inc.	255,329	128,561
	Amgen Inc.	263,713	102,363
	Gilead Sciences Inc.	482,445	71,860
	HCA Healthcare Inc.	115,001	60,916
*	Boston Scientific Corp.	715,301	54,971
	Stryker Corp.	104,088	40,330
*	IDEXX Laboratories Inc.	57,520	37,775
*	Edwards Lifesciences Corp.	192,353	16,633
	ResMed Inc.	57,868	14,829
*	Insulet Corp.	50,687	12,500
*	Incyte Corp.	118,731	12,024
*	Dexcom Inc.	143,084	10,507
*	Mettler-Toledo International Inc.	6,926	9,466
	STERIS plc	35,275	8,901
			1,573,520
Industrials (6.7%)
	Caterpillar Inc.	337,026	250,353
	RTX Corp.	965,620	195,654
	GE Vernova Inc.	195,390	170,693
	GE Aerospace	395,037	135,205
*	Uber Technologies Inc.	1,496,414	112,859
	Howmet Aerospace Inc.	289,515	76,006
	Quanta Services Inc.	107,338	60,440
*	Boeing Co.	248,106	56,452
	TransDigm Group Inc.	40,554	52,833
	Parker-Hannifin Corp.	50,876	51,343
	Johnson Controls International plc	290,588	41,932
	Trane Technologies plc	84,631	39,127
	Cummins Inc.	66,606	38,889
	Comfort Systems USA Inc.	25,352	36,237
	General Dynamics Corp.	96,791	34,559
	EMCOR Group Inc.	32,269	23,383
	United Rentals Inc.	25,662	21,556
*	Axon Enterprise Inc.	37,533	20,358
	Rockwell Automation Inc.	44,519	18,139
	Rollins Inc.	211,391	12,872
	Verisk Analytics Inc.	53,187	11,040
	Allegion plc	33,488	5,397
			1,465,327
Information Technology (47.2%)
	NVIDIA Corp.	17,500,357	3,100,888
	Microsoft Corp.	5,352,637	2,102,195
	Apple Inc.	5,320,817	1,405,653
	Broadcom Inc.	3,400,950	1,086,774
	Micron Technology Inc.	808,381	333,352
*	Advanced Micro Devices Inc.	1,172,497	234,746
*	Palantir Technologies Inc. Class A	1,645,114	225,693
	Applied Materials Inc.	573,701	213,589
	Lam Research Corp.	904,573	211,571
	KLA Corp.	94,602	144,226
	Amphenol Corp. Class A	881,543	128,758
	Cisco Systems Inc.	1,504,145	119,519
*	Arista Networks Inc.	743,650	99,277
	Oracle Corp.	629,888	91,586
*	AppLovin Corp. Class A	194,947	84,757
	International Business Machines Corp.	350,042	84,084
*	Sandisk Corp.	106,292	67,534
*	Crowdstrike Holdings Inc. Class A	180,707	67,219
2

S&P 500 Growth Index Fund
		Shares	Market Value• ($000)
	Corning Inc.	387,591	58,286
*	ServiceNow Inc.	455,740	49,224
*	Palo Alto Networks Inc.	320,608	47,745
	Intuit Inc.	112,415	45,981
	Seagate Technology Holdings plc	100,479	40,979
	Monolithic Power Systems Inc.	34,518	39,445
*	Cadence Design Systems Inc.	123,487	37,219
*	Ciena Corp.	101,585	35,423
	TE Connectivity plc	146,273	33,665
*	Datadog Inc. Class A	234,455	26,250
*	Fortinet Inc.	286,874	22,672
*	Autodesk Inc.	88,992	21,880
	Teradyne Inc.	65,412	20,934
*	First Solar Inc.	77,314	15,246
	VeriSign Inc.	60,129	13,706
	Jabil Inc.	46,912	12,431
*	Fair Isaac Corp.	8,348	11,765
*	Workday Inc. Class A	68,775	9,199
			10,343,471
Materials (0.5%)
	Newmont Corp.	785,899	102,167
Real Estate (0.6%)
	Welltower Inc.	494,297	102,379
	Simon Property Group Inc.	96,433	19,658
	Ventas Inc.	175,967	15,161
			137,198
Utilities (0.5%)
	Constellation Energy Corp.	150,647	49,695
	Vistra Corp.	229,328	39,878
	NRG Energy Inc.	102,141	18,279
			107,852
Total Common Stocks (Cost $15,050,224)			21,857,264
Rights (0.0%)
*,1	ABIOMED Inc. CVR (Cost $—)	56	—
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2]	Vanguard Market Liquidity Fund, 3.693% (Cost $28,959)	289,605	28,957
Total Investments (99.9%) (Cost $15,079,183)			21,886,221
Other Assets and Liabilities—Net (0.1%)			11,526
Net Assets (100%)			21,897,747
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	March 2026	18	9,002	(99)
E-mini S&P 500 Index	March 2026	2	689	(2)
				(101)

3

S&P 500 Growth Index Fund
Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Goldman Sachs Group Inc.	8/31/2027	BANA	6,328	(4.490)	—	(443)
JPMorgan Chase & Co.	8/31/2027	BANA	24,897	(4.433)	—	(249)
					—	(692)
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.
4

S&P 500 Growth Index Fund
Statement of Assets and Liabilities
As of February 28, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $15,050,224)	21,857,264
Affiliated Issuers (Cost $28,959)	28,957
Total Investments in Securities	21,886,221
Investment in Vanguard	520
Cash Collateral Pledged—Futures Contracts	710
Receivables for Accrued Income	11,663
Total Assets	21,899,114
Liabilities
Due to Custodian	1
Payables for Investment Securities Purchased	96
Payables to Vanguard	547
Variation Margin Payable—Futures Contracts	31
Unrealized Depreciation—Over-the-Counter Swap Contracts	692
Total Liabilities	1,367
Net Assets	21,897,747
At February 28, 2026, net assets consisted of:

Paid-in Capital	15,846,595
Total Distributable Earnings (Loss)	6,051,152
Net Assets	21,897,747

ETF Shares—Net Assets[1]
Applicable to 303,785,829 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	21,844,647
Net Asset Value Per Share—ETF Shares	$71.91

Institutional Shares—Net Assets
Applicable to 54,101 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	53,100
Net Asset Value Per Share—Institutional Shares	$981.49
1	Shares outstanding and Net Asset Value Per Share adjusted to reflect a 6-for-1 share split. See Notes to Financial Statements for further details.
See accompanying Notes, which are an integral part of the Financial Statements.
5

S&P 500 Growth Index Fund
Statement of Operations

Six Months Ended February 28, 2026
($000)
Investment Income
Income
Dividends[1]	63,215
Interest[2]	514
Securities Lending—Net	—
Total Income	63,729
Expenses
The Vanguard Group—Note C
Investment Advisory Services	170
Management and Administrative—ETF Shares	6,519
Management and Administrative—Institutional Shares	9
Marketing and Distribution—ETF Shares	466
Marketing and Distribution—Institutional Shares	1
Custodian Fees	—
Shareholders’ Reports—ETF Shares	259
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	6
Other Expenses	21
Total Expenses	7,452
Net Investment Income	56,277
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	436,600
Futures Contracts	1,863
Swap Contracts	(1,846)
Realized Net Gain (Loss)	436,617
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	368,657
Futures Contracts	(89)
Swap Contracts	(692)
Change in Unrealized Appreciation (Depreciation)	367,876
Net Increase (Decrease) in Net Assets Resulting from Operations	860,770
1	Dividends are net of foreign withholding taxes of $21.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $479, $1, and ($3), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $482,733 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
6

S&P 500 Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	56,277	91,654
Realized Net Gain (Loss)	436,617	1,547,465
Change in Unrealized Appreciation (Depreciation)	367,876	1,781,358
Net Increase (Decrease) in Net Assets Resulting from Operations	860,770	3,420,477
Distributions
ETF Shares	(54,838)	(86,932)
Institutional Shares	(97)	(58)
Total Distributions	(54,935)	(86,990)
Capital Share Transactions
ETF Shares	1,687,033	3,478,879
Institutional Shares	22,957	18,070
Net Increase (Decrease) from Capital Share Transactions	1,709,990	3,496,949
Total Increase (Decrease)	2,515,825	6,830,436
Net Assets
Beginning of Period	19,381,922	12,551,486
End of Period	21,897,747	19,381,922
See accompanying Notes, which are an integral part of the Financial Statements.
7

S&P 500 Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period[1]	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$69.02	$56.06	$43.37	$38.71	$47.26	$36.55
Investment Operations
Net Investment Income[2]	.192	.360	.361	.446	.321	.292
Net Realized and Unrealized Gain (Loss) on Investments	2.887	12.949	12.729	4.626	(8.573)	10.707
Total from Investment Operations	3.079	13.309	13.090	5.072	(8.252)	10.999
Distributions
Dividends from Net Investment Income	(.189)	(.349)	(.400)	(.412)	(.298)	(.289)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.189)	(.349)	(.400)	(.412)	(.298)	(.289)
Net Asset Value, End of Period	$71.91	$69.02	$56.06	$43.37	$38.71	$47.26
Total Return	4.45%	23.84%	30.39%	13.26%	-17.52%	30.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,845	$19,353	$12,542	$8,170	$6,839	$6,776
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%	0.10%	0.10%[3]	0.10%[3]	0.10%
Ratio of Net Investment Income to Average Net Assets	0.48%	0.59%	0.74%	1.16%	0.73%	0.73%
Portfolio Turnover Rate[4]	19%	20%	27%	33%	13%	12%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Adjusted to reflect a 6-for-1 share split. See Notes to Financial Statements for further details.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
8

S&P 500 Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$942.09	$765.10	$591.92	$528.34	$644.91	$498.89
Investment Operations
Net Investment Income[1]	2.659	5.104	5.104	6.185	4.203	3.959
Net Realized and Unrealized Gain (Loss) on Investments	39.423	176.798	173.644	63.118	(116.631)	146.133
Total from Investment Operations	42.082	181.902	178.748	69.303	(112.428)	150.092
Distributions
Dividends from Net Investment Income	(2.682)	(4.912)	(5.568)	(5.723)	(4.142)	(4.072)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.682)	(4.912)	(5.568)	(5.723)	(4.142)	(4.072)
Net Asset Value, End of Period	$981.49	$942.09	$765.10	$591.92	$528.34	$644.91
Total Return	4.46%	23.86%	30.41%	13.29%	-17.50%	30.29%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$53	$29	$9	$7	$6	$28
Ratio of Total Expenses to Average Net Assets	0.05%	0.06%	0.08%	0.08%[2]	0.08%[2]	0.08%
Ratio of Net Investment Income to Average Net Assets	0.49%	0.61%	0.77%	1.18%	0.68%	0.71%
Portfolio Turnover Rate[3]	19%	20%	27%	33%	13%	12%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
9

S&P 500 Growth Index Fund
Notes to Financial Statements
Vanguard S&P 500 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. In February 2026, the board of trustees approved a 6-for-1 share split of the fund’s ETF share class, which occurred after the close of trading on April 20, 2026. Each ETF shareholder who owns shares as of the close of trading on that date received five additional shares for every share held. Effective April 21, 2026, the ETF shares began trading at the new split-adjusted price. The share split had no effect on fund net assets, but decreased the net asset value per share. Additionally, the share split had no effect on total return.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and
10

S&P 500 Growth Index Fund
has concluded that no provision for income tax is required in the fund’s financial statements. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2026, the fund had contributed to Vanguard capital in the amount of $520,000, representing less than 0.01% of the fund’s net assets and 0.21% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
11

S&P 500 Growth Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	21,857,264	—	—	21,857,264
Rights	—	—	—	—
Temporary Cash Investments	28,957	—	—	28,957
Total	21,886,221	—	—	21,886,221

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(101)	—	—	(101)
Swap Contracts	—	(692)	—	(692)
Total	(101)	(692)	—	(793)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  As of February 28, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	15,080,628
Gross Unrealized Appreciation	7,361,182
Gross Unrealized Depreciation	(556,382)
Net Unrealized Appreciation (Depreciation)	6,804,800
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2025, the fund had available capital losses totaling $1,208,335,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended February 28, 2026, the fund purchased $4,137,152,000 of investment securities and sold $4,130,230,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $2,970,276,000 and $1,279,447,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2026, such purchases were $506,950,000 and sales were $1,106,775,000, resulting in net realized gain of $55,088,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2026		Year Ended August 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares[1]
Issued	2,981,187	40,920	6,532,704	106,560
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,294,154)	(17,520)	(3,053,825)	(49,920)
Net Increase (Decrease)—ETF Shares	1,687,033	23,400	3,478,879	56,640
Institutional Shares
Issued	28,226	28	18,647	20
Issued in Lieu of Cash Distributions	69	—	58	—
Redeemed	(5,338)	(5)	(635)	(1)
Net Increase (Decrease)—Institutional Shares	22,957	23	18,070	19
1	Shares adjusted to reflect a 6-for-1 share split.
12

S&P 500 Growth Index Fund
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q18412 042026
13

Financial Statements
For the six-months ended February 28, 2026
Vanguard S&P Mid-Cap 400 Growth Index Fund

Contents
Financial Statements	1

S&P Mid-Cap 400 Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Communication Services (2.4%)
*,1	EchoStar Corp. Class A	122,791	14,186
	New York Times Co. Class A	147,393	11,760
*	Pinterest Inc. Class A	369,612	6,331
	Nexstar Media Group Inc. Class A	14,316	3,594
	Warner Music Group Corp. Class A	70,477	2,016
*	ZoomInfo Technologies Inc. Class A	145,037	901
			38,788
Consumer Discretionary (9.6%)
	Somnigroup International Inc.	191,469	17,138
*	TopBuild Corp.	25,462	11,415
*	Five Below Inc.	50,308	11,245
	Texas Roadhouse Inc. Class A	60,342	11,035
*	Burlington Stores Inc.	34,652	10,634
	Wingstop Inc.	25,348	6,578
*	Planet Fitness Inc. Class A	75,709	6,219
*	Ollie's Bargain Outlet Holdings Inc.	55,938	5,991
	Service Corp. International	67,782	5,706
	Churchill Downs Inc.	60,427	5,555
	Dick's Sporting Goods Inc.	24,126	4,913
	Autoliv Inc.	39,534	4,686
	Boyd Gaming Corp.	52,757	4,391
*	Valvoline Inc.	115,988	4,384
	Travel + Leisure Co.	58,697	4,326
	Hyatt Hotels Corp. Class A	26,325	4,251
*	Grand Canyon Education Inc.	25,210	4,010
*	Chewy Inc. Class A	137,614	3,773
*	Dutch Bros Inc. Class A	64,927	3,481
*	Cava Group Inc.	38,183	3,149
	Wyndham Hotels & Resorts Inc.	36,499	2,986
*	Duolingo Inc. Class A	25,162	2,541
*	Hilton Grand Vacations Inc.	54,584	2,454
	Vail Resorts Inc.	16,057	2,181
*	Mattel Inc.	113,321	1,921
	Gentex Corp.	79,827	1,868
	H&R Block Inc.	59,921	1,835
*	YETI Holdings Inc.	41,839	1,829
*	Abercrombie & Fitch Co. Class A	17,597	1,721
	Graham Holdings Co. Class B	1,493	1,572
	Choice Hotels International Inc.	11,115	1,171
*	Capri Holdings Ltd.	52,131	1,069
*	Crocs Inc.	9,877	896
			156,924
Consumer Staples (3.0%)
	Casey's General Stores Inc.	33,915	23,252
	Coca-Cola Consolidated Inc.	51,609	10,445
*	Celsius Holdings Inc.	145,793	7,816
*	elf Beauty Inc.	36,480	3,358
*	Sprouts Farmers Market Inc.	35,507	2,623
	Marzetti Co.	9,270	1,523
*	BellRing Brands Inc.	47,082	866
			49,883
Energy (3.0%)
	TechnipFMC plc	369,004	24,469
	DT Midstream Inc.	66,782	9,272
	Antero Midstream Corp.	304,156	6,837
*	Valaris Ltd.	59,065	5,661
	Weatherford International plc	27,466	2,897
			49,136
1

S&P Mid-Cap 400 Growth Index Fund
		Shares	Market Value• ($000)
Financials (6.9%)
	Affiliated Managers Group Inc.	25,651	7,854
	Kinsale Capital Group Inc.	20,154	7,853
	East West Bancorp Inc.	64,004	7,005
	FirstCash Holdings Inc.	35,433	6,831
	Evercore Inc. Class A	21,879	6,757
	RenaissanceRe Holdings Ltd.	21,880	6,618
	Stifel Financial Corp.	76,620	5,674
	Equitable Holdings Inc.	125,469	5,046
	Carlyle Group Inc.	92,334	4,801
	Old Republic International Corp.	108,015	4,631
	Houlihan Lokey Inc. Class A	26,359	4,317
	Primerica Inc.	16,895	4,286
	SEI Investments Co.	50,100	4,074
	Cullen/Frost Bankers Inc.	29,177	4,033
	Federated Hermes Inc. Class B	67,456	3,778
	American Financial Group Inc.	25,275	3,361
	MGIC Investment Corp.	104,012	2,759
*	WEX Inc.	18,468	2,755
	Ryan Specialty Holdings Inc. Class A	68,177	2,683
	Hanover Insurance Group Inc.	13,940	2,518
	Essent Group Ltd.	37,004	2,251
	Hamilton Lane Inc. Class A	20,119	2,111
	Morningstar Inc.	10,658	1,952
*	Texas Capital Bancshares Inc.	20,386	1,943
	SLM Corp.	101,965	1,911
*,1	Shift4 Payments Inc. Class A	40,026	1,764
	International Bancshares Corp.	23,161	1,554
	First Financial Bankshares Inc.	49,884	1,543
			112,663
Health Care (13.5%)
*	United Therapeutics Corp.	39,277	19,792
*	Tenet Healthcare Corp.	80,164	19,190
*	Penumbra Inc.	35,720	12,302
*	Neurocrine Biosciences Inc.	90,951	12,028
*	Elanco Animal Health Inc.	453,231	11,965
	Ensign Group Inc.	52,464	11,236
*	Exelixis Inc.	244,559	10,775
*	Jazz Pharmaceuticals plc	55,424	10,532
*	Illumina Inc.	75,264	10,120
	Encompass Health Corp.	91,791	9,902
*	Globus Medical Inc. Class A	101,630	9,702
*	Medpace Holdings Inc.	20,294	9,168
*	Arrowhead Pharmaceuticals Inc.	126,116	7,979
*	Halozyme Therapeutics Inc.	107,271	7,459
*	Roivant Sciences Ltd.	231,843	6,710
*	BioMarin Pharmaceutical Inc.	99,890	6,166
*	HealthEquity Inc.	78,594	6,012
*	Option Care Health Inc.	144,831	4,701
*	Masimo Corp.	23,763	4,167
*	Cytokinetics Inc.	60,265	3,750
*	LivaNova plc	49,840	3,519
*	Repligen Corp.	26,560	3,419
*	Lantheus Holdings Inc.	41,698	3,124
*	Sotera Health Co.	189,325	3,076
*	Doximity Inc. Class A	125,388	3,076
*,1	Hims & Hers Health Inc.	190,089	2,760
	Chemed Corp.	6,330	2,595
*	Bio-Rad Laboratories Inc. Class A	9,128	2,542
	Bruker Corp.	53,585	2,149
*	Haemonetics Corp.	25,606	1,621
			221,537
Industrials (30.5%)
	Curtiss-Wright Corp.	33,644	23,562
*	XPO Inc.	107,082	22,538
	Woodward Inc.	54,709	21,159
*	ATI Inc.	123,943	20,276
	Carpenter Technology Corp.	45,439	18,088
	nVent Electric plc	147,190	17,421
2

S&P Mid-Cap 400 Growth Index Fund
		Shares	Market Value• ($000)
	BWX Technologies Inc.	83,399	17,179
	RB Global Inc.	169,384	17,101
*	MasTec Inc.	55,943	16,672
*	RBC Bearings Inc.	28,721	16,541
	ITT Inc.	77,542	15,695
*	API Group Corp.	337,643	15,012
*	Kratos Defense & Security Solutions Inc.	161,303	13,901
*	CACI International Inc. Class A	20,136	12,286
*	Sterling Infrastructure Inc.	28,026	11,999
*	Dycom Industries Inc.	26,407	11,092
*	SPX Technologies Inc.	45,453	10,315
	Flowserve Corp.	115,944	10,263
	Lincoln Electric Holdings Inc.	34,135	9,798
*	Nextpower Inc. Class A	87,988	9,248
	Mueller Industries Inc.	72,909	8,600
	Tetra Tech Inc.	238,464	8,547
*	Chart Industries Inc.	40,313	8,357
	Watts Water Technologies Inc. Class A	25,006	8,221
*	AeroVironment Inc.	29,021	7,321
	Graco Inc.	77,125	7,244
	TransUnion	92,122	7,236
*	Clean Harbors Inc.	23,364	6,850
	Hexcel Corp.	72,628	6,732
	Donaldson Co. Inc.	70,782	6,566
	Carlisle Cos. Inc.	16,357	6,457
	Advanced Drainage Systems Inc.	36,548	6,262
	AAON Inc.	61,730	6,247
	UL Solutions Inc. Class A	68,662	5,766
	Acuity Inc.	18,858	5,687
	EnerSys	33,677	5,595
	Applied Industrial Technologies Inc.	18,920	5,346
	AECOM	53,166	5,209
	Valmont Industries Inc.	10,791	4,963
	Crane Co.	22,781	4,568
*	ExlService Holdings Inc.	144,812	4,525
	Oshkosh Corp.	26,549	4,514
*	Paylocity Holding Corp.	40,192	4,280
*	Core & Main Inc. Class A	76,559	4,146
	MSA Safety Inc.	20,147	3,937
	Simpson Manufacturing Co. Inc.	18,542	3,589
	GATX Corp.	18,893	3,480
	Fortune Brands Innovations Inc.	62,498	3,396
*	StandardAero Inc.	109,092	3,360
	Brink's Co.	26,917	3,143
*	Kirby Corp.	22,722	2,949
	Esab Corp.	22,925	2,892
	Genpact Ltd.	68,694	2,729
*	Parsons Corp.	32,510	2,146
	Maximus Inc.	27,734	2,097
*	FTI Consulting Inc.	11,032	1,814
	Exponent Inc.	23,649	1,721
	MSC Industrial Direct Co. Inc. Class A	17,518	1,644
*,1	Avis Budget Group Inc.	10,786	1,051
			499,333
Information Technology (20.5%)
*	Lumentum Holdings Inc.	64,670	45,328
*	Coherent Corp.	143,355	37,119
*	Flex Ltd.	337,330	21,260
*	Pure Storage Inc. Class A	284,800	18,290
*	Fabrinet	32,680	17,831
*	Twilio Inc. Class A	138,297	16,728
*	MACOM Technology Solutions Holdings Inc.	58,423	14,496
	Advanced Energy Industries Inc.	34,426	11,552
*	Guidewire Software Inc.	77,559	11,271
*	Okta Inc.	153,670	11,141
	MKS Inc.	43,508	10,636
*	Dynatrace Inc.	274,997	9,878
*	TTM Technologies Inc.	94,266	9,826
*	Rambus Inc.	98,197	9,786
3

S&P Mid-Cap 400 Growth Index Fund
		Shares	Market Value• ($000)
	Entegris Inc.	55,325	7,328
*	Lattice Semiconductor Corp.	73,619	7,040
*	Nutanix Inc. Class A	148,208	5,673
*	Docusign Inc.	108,254	4,879
*	Onto Innovation Inc.	21,462	4,633
*	Manhattan Associates Inc.	33,541	4,543
	Cognex Corp.	76,493	4,161
*	Dropbox Inc. Class A	159,187	3,978
*	Cirrus Logic Inc.	26,546	3,746
*	Appfolio Inc. Class A	21,059	3,744
	Pegasystems Inc.	83,665	3,659
	Littelfuse Inc.	9,553	3,367
*	Silicon Laboratories Inc.	15,890	3,250
*	UiPath Inc. Class A	292,639	3,140
	Bentley Systems Inc. Class B	85,526	3,126
*	Qualys Inc.	32,727	3,026
*	Allegro MicroSystems Inc.	71,226	2,598
	Vontier Corp.	58,195	2,381
	Amkor Technology Inc.	49,748	2,379
	Belden Inc.	16,473	2,361
*	Commvault Systems Inc.	24,512	2,086
*	Novanta Inc.	15,323	2,060
	Universal Display Corp.	17,728	1,891
*	BILL Holdings Inc.	39,818	1,772
	Dolby Laboratories Inc. Class A	25,090	1,670
	Crane NXT Co.	19,360	935
*	Blackbaud Inc.	16,714	811
			335,379
Materials (3.4%)
	Royal Gold Inc.	73,902	22,155
	Hecla Mining Co.	611,286	15,227
	RPM International Inc.	47,952	5,472
	NewMarket Corp.	7,109	4,450
*	MP Materials Corp.	72,521	4,270
	Eagle Materials Inc.	14,929	3,341
*	Knife River Corp.	20,666	1,839
			56,754
Real Estate (4.9%)
	WP Carey Inc.	105,950	7,909
	First Industrial Realty Trust Inc.	120,789	7,627
	Omega Healthcare Investors Inc.	145,578	7,027
	Lamar Advertising Co. Class A	47,540	6,548
	Equity LifeStyle Properties Inc.	90,175	6,056
	EastGroup Properties Inc.	30,119	5,913
	Gaming & Leisure Properties Inc.	116,188	5,683
	American Healthcare REIT Inc.	98,467	5,144
	Sabra Health Care REIT Inc.	227,538	4,676
	STAG Industrial Inc.	103,961	4,077
	Brixmor Property Group Inc.	128,514	3,890
	CubeSmart	93,668	3,854
	Agree Realty Corp.	47,132	3,793
	NNN REIT Inc.	74,430	3,373
	EPR Properties	36,094	2,144
	COPT Defense Properties	43,247	1,374
	National Storage Affiliates Trust	27,094	949
			80,037
Utilities (2.2%)
*	Talen Energy Corp.	41,683	15,463
	Ormat Technologies Inc.	55,441	5,749
	National Fuel Gas Co.	51,119	4,653
	IDACORP Inc.	25,660	3,694
	TXNM Energy Inc.	36,638	2,163
	Spire Inc.	23,141	2,120
	Northwestern Energy Group Inc.	24,625	1,723
			35,565
Total Common Stocks (Cost $1,238,054)			1,635,999
4

S&P Mid-Cap 400 Growth Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3] Vanguard Market Liquidity Fund, 3.693% (Cost $5,643)	56,431	5,643
Total Investments (100.3%) (Cost $1,243,697)		1,641,642
Other Assets and Liabilities—Net (-0.3%)		(4,538)
Net Assets (100%)		1,637,104
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,072.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $4,438 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Crocs Inc.	8/31/2026	BANA	940	(3.640)	—	(33)
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.
5

S&P Mid-Cap 400 Growth Index Fund
Statement of Assets and Liabilities
As of February 28, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,238,054)	1,635,999
Affiliated Issuers (Cost $5,643)	5,643
Total Investments in Securities	1,641,642
Investment in Vanguard	37
Cash Collateral Pledged—Futures Contracts	50
Receivables for Accrued Income	398
Receivables for Capital Shares Issued	140
Total Assets	1,642,267
Liabilities
Payables for Investment Securities Purchased	615
Collateral for Securities on Loan	4,438
Payables for Capital Shares Redeemed	17
Payables to Vanguard	54
Variation Margin Payable—Futures Contracts	6
Unrealized Depreciation—Over-the-Counter Swap Contracts	33
Total Liabilities	5,163
Net Assets	1,637,104
1 Includes $4,072 of securities on loan.
At February 28, 2026, net assets consisted of:

Paid-in Capital	1,559,830
Total Distributable Earnings (Loss)	77,274
Net Assets	1,637,104

ETF Shares—Net Assets
Applicable to 11,100,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,468,772
Net Asset Value Per Share—ETF Shares	$132.32

Institutional Shares—Net Assets
Applicable to 319,069 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	168,332
Net Asset Value Per Share—Institutional Shares	$527.57
See accompanying Notes, which are an integral part of the Financial Statements.
6

S&P Mid-Cap 400 Growth Index Fund
Statement of Operations

Six Months Ended February 28, 2026
($000)
Investment Income
Income
Dividends[1]	6,157
Interest[2]	40
Securities Lending—Net	10
Total Income	6,207
Expenses
The Vanguard Group—Note C
Investment Advisory Services	12
Management and Administrative—ETF Shares	594
Management and Administrative—Institutional Shares	18
Marketing and Distribution—ETF Shares	31
Marketing and Distribution—Institutional Shares	2
Custodian Fees	15
Shareholders’ Reports—ETF Shares	27
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	—
Other Expenses	7
Total Expenses	707
Net Investment Income	5,500
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	62,341
Futures Contracts	(12)
Swap Contracts	(356)
Realized Net Gain (Loss)	61,973
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	117,166
Futures Contracts	5
Swap Contracts	(33)
Change in Unrealized Appreciation (Depreciation)	117,138
Net Increase (Decrease) in Net Assets Resulting from Operations	184,611
1	Dividends are net of foreign withholding taxes of $21.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $38, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $78,254 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
7

S&P Mid-Cap 400 Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,500	10,058
Realized Net Gain (Loss)	61,973	32,976
Change in Unrealized Appreciation (Depreciation)	117,138	21,756
Net Increase (Decrease) in Net Assets Resulting from Operations	184,611	64,790
Distributions
ETF Shares	(8,673)	(8,641)
Institutional Shares	(1,076)	(1,218)
Total Distributions	(9,749)	(9,859)
Capital Share Transactions
ETF Shares	163,192	40,160
Institutional Shares	(8,655)	(18,546)
Net Increase (Decrease) from Capital Share Transactions	154,537	21,614
Total Increase (Decrease)	329,399	76,545
Net Assets
Beginning of Period	1,307,705	1,231,160
End of Period	1,637,104	1,307,705
See accompanying Notes, which are an integral part of the Financial Statements.
8

S&P Mid-Cap 400 Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023[1]	2022[1]	2021[1]
Net Asset Value, Beginning of Period	$118.40	$113.32	$94.90	$86.30	$102.72	$76.26
Investment Operations
Net Investment Income[2]	.434	.894	1.026	.988	.809	.526
Net Realized and Unrealized Gain (Loss) on Investments	14.260	5.073	18.521	8.500	(16.729)	26.594
Total from Investment Operations	14.694	5.967	19.547	9.488	(15.920)	27.120
Distributions
Dividends from Net Investment Income	(.774)	(.887)	(1.127)	(.888)	(.500)	(.660)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.774)	(.887)	(1.127)	(.888)	(.500)	(.660)
Net Asset Value, End of Period	$132.32	$118.40	$113.32	$94.90	$86.30	$102.72
Total Return	12.46%	5.30%	20.80%	11.12%	-15.57%	35.70%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,469	$1,148	$1,061	$785	$725	$925
Ratio of Total Expenses to Average Net Assets	0.10%	0.12%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	0.70%	0.79%	1.00%	1.12%	0.85%	0.57%
Portfolio Turnover Rate[3]	36%	38%	48%	48%	44%	40%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Adjusted to reflect a 2-for-1 share split effective March 13, 2023.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
9

S&P Mid-Cap 400 Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$472.15	$451.83	$378.38	$344.11	$409.55	$303.97
Investment Operations
Net Investment Income[1]	1.912	3.886	4.381	4.208	3.533	2.347
Net Realized and Unrealized Gain (Loss) on Investments	56.875	20.200	73.820	33.855	(66.731)	106.033
Total from Investment Operations	58.787	24.086	78.201	38.063	(63.198)	108.380
Distributions
Dividends from Net Investment Income	(3.367)	(3.766)	(4.751)	(3.793)	(2.242)	(2.800)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.367)	(3.766)	(4.751)	(3.793)	(2.242)	(2.800)
Net Asset Value, End of Period	$527.57	$472.15	$451.83	$378.38	$344.11	$409.55
Total Return	12.50%	5.37%	20.86%	11.21%	-15.50%	35.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$168	$159	$170	$177	$125	$151
Ratio of Total Expenses to Average Net Assets	0.03%	0.05%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	0.77%	0.87%	1.08%	1.19%	0.94%	0.65%
Portfolio Turnover Rate[2]	36%	38%	48%	48%	44%	40%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
10

S&P Mid-Cap 400 Growth Index Fund
Notes to Financial Statements
Vanguard S&P Mid-Cap 400 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at February 28, 2026.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
11

S&P Mid-Cap 400 Growth Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2026, the fund had contributed to Vanguard capital in the amount of $37,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
12

S&P Mid-Cap 400 Growth Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,635,999	—	—	1,635,999
Temporary Cash Investments	5,643	—	—	5,643
Total	1,641,642	—	—	1,641,642

Derivative Financial Instruments
Liabilities
Swap Contracts	—	(33)	—	(33)
E.  As of February 28, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,244,525
Gross Unrealized Appreciation	470,369
Gross Unrealized Depreciation	(73,285)
Net Unrealized Appreciation (Depreciation)	397,084
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2025, the fund had available capital losses totaling $383,320,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended February 28, 2026, the fund purchased $535,681,000 of investment securities and sold $551,759,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $316,967,000 and $148,220,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2026, such purchases were $210,515,000 and sales were $289,083,000, resulting in net realized gain of $942,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2026		Year Ended August 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	317,003	2,620	232,018	2,040
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(153,811)	(1,220)	(191,858)	(1,700)
Net Increase (Decrease)—ETF Shares	163,192	1,400	40,160	340
Institutional Shares
Issued	3,939	8	16,731	38
Issued in Lieu of Cash Distributions	1,075	2	1,218	3
Redeemed	(13,669)	(28)	(36,495)	(81)
Net Increase (Decrease)—Institutional Shares	(8,655)	(18)	(18,546)	(40)
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger
13

S&P Mid-Cap 400 Growth Index Fund
impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q18432 042026
14

Financial Statements
For the six-months ended February 28, 2026
Vanguard S&P Mid-Cap 400 Value Index Fund

Contents
Financial Statements	1

S&P Mid-Cap 400 Value Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Communication Services (0.5%)
*	Pinterest Inc. Class A	157,089	2,691
	Nexstar Media Group Inc. Class A	10,570	2,653
	Warner Music Group Corp. Class A	56,498	1,616
*	ZoomInfo Technologies Inc. Class A	94,847	589
			7,549
Consumer Discretionary (12.8%)
	Toll Brothers Inc.	79,404	12,486
	BorgWarner Inc.	176,241	10,146
	Aramark	216,546	9,063
*	GameStop Corp. Class A	339,480	8,158
	Dick's Sporting Goods Inc.	32,676	6,654
*	Burlington Stores Inc.	20,008	6,140
*	Floor & Decor Holdings Inc. Class A	88,772	6,133
	Lear Corp.	42,731	5,609
	Lithia Motors Inc. Class A	19,977	5,585
	Murphy USA Inc.	14,044	5,488
*	Taylor Morrison Home Corp. Class A	80,511	5,305
	VF Corp.	270,385	5,251
	Gap Inc.	186,463	5,228
	Service Corp. International	54,280	4,569
*	AutoNation Inc.	22,535	4,398
	Macy's Inc.	221,201	4,375
	Brunswick Corp.	53,577	4,266
	Thor Industries Inc.	43,360	4,168
*	Cava Group Inc.	47,661	3,931
	Bath & Body Works Inc.	169,862	3,866
[1]	Whirlpool Corp.	51,928	3,553
	KB Home	53,355	3,392
	PVH Corp.	39,641	2,719
	Polaris Inc.	44,019	2,674
*	Mattel Inc.	153,626	2,604
	Autoliv Inc.	21,878	2,593
	Gentex Corp.	108,228	2,533
*	Dutch Bros Inc. Class A	46,047	2,469
	Penske Automotive Group Inc.	15,193	2,393
	Wyndham Hotels & Resorts Inc.	29,254	2,393
*	Crocs Inc.	24,806	2,250
*	Abercrombie & Fitch Co. Class A	22,880	2,237
	Visteon Corp.	22,478	2,151
*	RH	12,664	2,099
	Vail Resorts Inc.	15,104	2,051
*	Goodyear Tire & Rubber Co.	235,751	1,945
	Harley-Davidson Inc.	97,332	1,752
	Hyatt Hotels Corp. Class A	10,679	1,725
*	Chewy Inc. Class A	61,195	1,678
	Graham Holdings Co. Class B	1,455	1,532
	H&R Block Inc.	49,978	1,530
	Columbia Sportswear Co.	20,866	1,292
*	YETI Holdings Inc.	26,284	1,149
*	Capri Holdings Ltd.	51,059	1,047
*	Duolingo Inc. Class A	10,222	1,032
[1]	Choice Hotels International Inc.	6,980	735
			174,347
Consumer Staples (6.1%)
*	US Foods Holding Corp.	183,661	17,743
*	Performance Food Group Co.	129,187	12,539
*	BJ's Wholesale Club Holdings Inc.	108,542	10,723
*	Darling Ingredients Inc.	130,317	6,928
	Ingredion Inc.	52,334	6,147
1

S&P Mid-Cap 400 Value Index Fund
		Shares	Market Value• ($000)
	Albertsons Cos. Inc. Class A	325,828	5,832
*	Maplebear Inc.	151,398	5,679
*	Post Holdings Inc.	39,380	4,186
*	Sprouts Farmers Market Inc.	48,129	3,555
	Flowers Foods Inc.	173,994	1,719
	Pilgrim's Pride Corp.	35,221	1,520
*	elf Beauty Inc.	16,214	1,493
*	Boston Beer Co. Inc. Class A	6,337	1,437
	Marzetti Co.	8,378	1,377
*	BellRing Brands Inc.	61,257	1,127
*	Coty Inc. Class A	302,564	759
			82,764
Energy (6.3%)
	Ovintiv Inc.	231,243	11,699
	Permian Resources Corp. Class A	572,042	10,463
*	Antero Resources Corp.	241,440	8,887
	Range Resources Corp.	195,195	8,058
	Viper Energy Inc. Class A	138,760	6,458
	HF Sinclair Corp.	128,811	6,442
	NOV Inc.	300,494	6,088
	Chord Energy Corp.	46,847	5,077
	Matador Resources Co.	96,236	4,946
*	CNX Resources Corp.	111,079	4,641
	Murphy Oil Corp.	110,535	3,664
	Weatherford International plc	34,274	3,615
	DT Midstream Inc.	23,454	3,256
	PBF Energy Inc. Class A	67,767	2,412
			85,706
Financials (22.8%)
	Annaly Capital Management Inc.	562,698	13,077
	Reinsurance Group of America Inc.	54,137	11,679
	Pinnacle Financial Partners Inc.	123,258	11,187
	Fidelity National Financial Inc.	209,959	11,103
	First Horizon Corp.	405,642	9,650
	Webster Financial Corp.	132,871	9,584
	Ally Financial Inc.	230,939	9,108
	Unum Group	126,824	9,097
	SouthState Bank Corp.	82,808	8,171
	Wintrust Financial Corp.	55,172	7,948
	Columbia Banking System Inc.	246,422	7,011
	Zions Bancorp NA	121,629	6,967
	Western Alliance Bancorp	85,036	6,830
	UMB Financial Corp.	58,820	6,816
	Carlyle Group Inc.	130,406	6,780
	Old National Bancorp	286,515	6,619
	East West Bancorp Inc.	55,541	6,079
	Jefferies Financial Group Inc.	135,950	6,036
	First American Financial Corp.	83,948	5,886
	Corebridge Financial Inc.	220,240	5,691
	RenaissanceRe Holdings Ltd.	18,234	5,515
	Prosperity Bancshares Inc.	78,255	5,507
	Commerce Bancshares Inc.	106,523	5,432
	Janus Henderson Group plc	101,810	5,304
	Voya Financial Inc.	78,399	5,243
	Starwood Property Trust Inc.	286,783	5,108
	FNB Corp.	295,028	5,013
	Valley National Bancorp	395,071	4,982
	Equitable Holdings Inc.	122,745	4,937
	Glacier Bancorp Inc.	105,977	4,821
	United Bankshares Inc.	115,409	4,766
	RLI Corp.	75,658	4,715
	American Financial Group Inc.	34,219	4,550
	Hancock Whitney Corp.	68,882	4,533
	Stifel Financial Corp.	56,623	4,193
	Selective Insurance Group Inc.	49,766	4,182
	Home BancShares Inc.	150,582	4,135
	Bank OZK	87,223	4,061
	Old Republic International Corp.	90,024	3,859
	Evercore Inc. Class A	12,108	3,739
2

S&P Mid-Cap 400 Value Index Fund
		Shares	Market Value• ($000)
	Cullen/Frost Bankers Inc.	26,337	3,640
	Associated Banc-Corp	134,680	3,557
	Houlihan Lokey Inc. Class A	21,108	3,457
	CNO Financial Group Inc.	78,555	3,284
	Flagstar Bank NA	246,603	3,129
	Hanover Insurance Group Inc.	16,709	3,018
*	Brighthouse Financial Inc.	47,099	2,825
	Essent Group Ltd.	46,190	2,810
	Primerica Inc.	11,042	2,801
	SEI Investments Co.	31,427	2,556
	MGIC Investment Corp.	90,319	2,396
*	Euronet Worldwide Inc.	32,220	2,241
	First Financial Bankshares Inc.	62,270	1,926
	Morningstar Inc.	10,023	1,836
*	Texas Capital Bancshares Inc.	19,176	1,827
*	WEX Inc.	11,581	1,728
	Hamilton Lane Inc. Class A	15,494	1,626
	International Bancshares Corp.	23,614	1,585
	Kemper Corp.	48,245	1,559
	SLM Corp.	75,291	1,411
	Ryan Specialty Holdings Inc. Class A	31,729	1,249
*,1	Shift4 Payments Inc. Class A	19,480	858
			311,233
Health Care (3.2%)
*	Illumina Inc.	57,903	7,786
*	Avantor Inc.	561,682	5,083
*	Roivant Sciences Ltd.	151,605	4,387
*	BioMarin Pharmaceutical Inc.	68,054	4,201
*	Envista Holdings Corp.	135,452	3,957
*	Cytokinetics Inc.	46,332	2,883
*	Masimo Corp.	16,172	2,836
*	Repligen Corp.	19,617	2,525
	Chemed Corp.	5,950	2,440
	DENTSPLY SIRONA Inc.	164,405	2,413
*	Bio-Rad Laboratories Inc. Class A	6,745	1,878
	Bruker Corp.	42,936	1,722
*	Lantheus Holdings Inc.	16,934	1,268
*	Haemonetics Corp.	15,430	977
			44,356
Industrials (20.2%)
	Regal Rexnord Corp.	54,693	12,086
	Watsco Inc.	28,771	12,007
	WESCO International Inc.	40,076	11,602
	CNH Industrial NV	729,042	8,967
*	Saia Inc.	21,951	8,899
	Knight-Swift Transportation Holdings Inc. Class A	133,738	8,415
	Owens Corning	67,712	8,266
	Toro Co.	80,621	7,970
	Booz Allen Hamilton Holding Corp.	99,930	7,877
	Carlisle Cos. Inc.	19,575	7,728
	Ryder System Inc.	33,262	7,369
*	American Airlines Group Inc.	543,793	7,107
	AGCO Corp.	51,025	6,965
*	Fluor Corp.	132,787	6,946
*	Middleby Corp.	38,177	6,447
	Terex Corp.	93,481	6,430
	Graco Inc.	66,929	6,286
	TransUnion	76,792	6,032
	AECOM	61,102	5,987
*	Clean Harbors Inc.	20,275	5,945
*	GXO Logistics Inc.	94,317	5,926
	Timken Co.	52,219	5,659
	UFP Industries Inc.	47,995	4,939
*	Alaska Air Group Inc.	95,556	4,931
	Oshkosh Corp.	28,139	4,784
*	Core & Main Inc. Class A	87,973	4,765
	Landstar System Inc.	28,290	4,610
*	Nextpower Inc. Class A	42,785	4,497
	Sensata Technologies Holding plc	120,010	4,481
3

S&P Mid-Cap 400 Value Index Fund
		Shares	Market Value• ($000)
	Advanced Drainage Systems Inc.	25,934	4,443
	KBR Inc.	104,616	4,418
	Lincoln Electric Holdings Inc.	14,507	4,164
	Crane Co.	19,763	3,963
	Applied Industrial Technologies Inc.	13,983	3,951
*	Trex Co. Inc.	88,358	3,660
	Science Applications International Corp.	37,916	3,498
	Simpson Manufacturing Co. Inc.	17,418	3,372
	Esab Corp.	26,323	3,321
*	Kirby Corp.	24,112	3,130
	Mueller Industries Inc.	25,607	3,021
	Valmont Industries Inc.	6,491	2,985
	Donaldson Co. Inc.	31,494	2,921
	Genpact Ltd.	70,008	2,781
*	FTI Consulting Inc.	14,962	2,460
	Acuity Inc.	8,021	2,419
	MSA Safety Inc.	12,128	2,370
	Fortune Brands Innovations Inc.	42,559	2,313
	GATX Corp.	12,352	2,275
	MSC Industrial Direct Co. Inc. Class A	21,858	2,051
*	StandardAero Inc.	60,443	1,862
	Maximus Inc.	21,352	1,614
	Exponent Inc.	19,732	1,436
	Concentrix Corp.	36,426	1,195
	Brink's Co.	9,925	1,159
*	Parsons Corp.	14,478	955
*,1	Avis Budget Group Inc.	4,185	408
			276,068
Information Technology (7.0%)
	Entegris Inc.	74,935	9,925
	TD SYNNEX Corp.	62,394	9,784
*	Arrow Electronics Inc.	42,436	6,457
*	Onto Innovation Inc.	20,995	4,533
	Avnet Inc.	67,001	4,411
	Littelfuse Inc.	11,899	4,194
	MKS Inc.	16,046	3,923
	Cognex Corp.	69,036	3,756
*	Nutanix Inc. Class A	89,234	3,416
*	Docusign Inc.	67,927	3,061
*	Lattice Semiconductor Corp.	31,202	2,984
*	IPG Photonics Corp.	20,823	2,740
	Vontier Corp.	66,941	2,739
*	Manhattan Associates Inc.	19,362	2,622
*	Synaptics Inc.	32,127	2,617
*	Silicon Laboratories Inc.	12,720	2,602
*	Cirrus Logic Inc.	18,076	2,551
	Belden Inc.	17,485	2,506
	Amkor Technology Inc.	48,718	2,330
*	Kyndryl Holdings Inc.	188,310	2,322
	Universal Display Corp.	20,397	2,176
*	Novanta Inc.	15,621	2,100
	Dolby Laboratories Inc. Class A	27,717	1,845
*	BILL Holdings Inc.	37,458	1,667
	Bentley Systems Inc. Class B	45,386	1,659
*	ASGN Inc.	35,179	1,509
*	Allegro MicroSystems Inc.	37,799	1,378
*	Commvault Systems Inc.	14,167	1,205
	Crane NXT Co.	23,189	1,120
*	UiPath Inc. Class A	83,359	894
*	Blackbaud Inc.	15,110	733
			95,759
Materials (8.2%)
	Reliance Inc.	43,076	13,597
	Alcoa Corp.	213,340	13,244
	Crown Holdings Inc.	93,931	10,764
	AptarGroup Inc.	54,059	7,769
	RPM International Inc.	62,322	7,112
	Commercial Metals Co.	91,418	6,701
*	Axalta Coating Systems Ltd.	175,754	5,872
4

S&P Mid-Cap 400 Value Index Fund
		Shares	Market Value• ($000)
*	Cleveland-Cliffs Inc.	469,339	5,003
	Sonoco Products Co.	81,256	4,589
	Louisiana-Pacific Corp.	52,210	4,424
	Silgan Holdings Inc.	72,253	3,472
	Cabot Corp.	43,831	3,337
	Avient Corp.	75,432	3,098
	Graphic Packaging Holding Co.	243,124	2,973
	Eagle Materials Inc.	12,943	2,897
	Westlake Corp.	27,474	2,895
*	MP Materials Corp.	45,501	2,679
	Scotts Miracle-Gro Co.	36,632	2,569
*	Knife River Corp.	28,008	2,492
	Olin Corp.	94,016	2,385
	Ashland Inc.	37,651	2,348
	Greif Inc. Class A	21,564	1,567
			111,787
Real Estate (8.3%)
*	Jones Lang LaSalle Inc.	38,880	12,268
	American Homes 4 Rent Class A	268,577	8,057
	Rexford Industrial Realty Inc.	191,372	7,171
	WP Carey Inc.	84,855	6,334
	Gaming & Leisure Properties Inc.	128,232	6,272
	Omega Healthcare Investors Inc.	111,995	5,406
	Healthcare Realty Trust Inc. Class A	289,679	5,344
	Equity LifeStyle Properties Inc.	78,243	5,255
	Rayonier Inc.	228,855	4,918
	Kite Realty Group Trust	178,363	4,646
	CubeSmart	103,323	4,251
	Agree Realty Corp.	51,989	4,184
	Brixmor Property Group Inc.	136,173	4,122
	NNN REIT Inc.	89,185	4,042
	Lamar Advertising Co. Class A	28,624	3,943
	Vornado Realty Trust	132,899	3,665
	EastGroup Properties Inc.	16,672	3,273
	Independence Realty Trust Inc.	196,668	3,259
	Cousins Properties Inc.	138,372	3,205
	American Healthcare REIT Inc.	56,844	2,969
	Kilroy Realty Corp.	89,664	2,674
	STAG Industrial Inc.	60,012	2,354
	Park Hotels & Resorts Inc.	164,697	1,863
	EPR Properties	30,106	1,789
	COPT Defense Properties	53,989	1,716
	National Storage Affiliates Trust	33,831	1,185
			114,165
Utilities (4.4%)
	Essential Utilities Inc.	233,130	9,318
	OGE Energy Corp.	165,974	8,156
	UGI Corp.	177,062	6,624
	Portland General Electric Co.	92,673	5,001
	Southwest Gas Holdings Inc.	52,926	4,666
	Black Hills Corp.	62,177	4,580
	New Jersey Resources Corp.	82,757	4,489
	ONE Gas Inc.	49,431	4,322
	IDACORP Inc.	21,369	3,076
	TXNM Energy Inc.	47,650	2,812
	National Fuel Gas Co.	28,286	2,575
	Spire Inc.	27,712	2,539
	Northwestern Energy Group Inc.	28,325	1,982
			60,140
Total Common Stocks (Cost $1,205,305)			1,363,874
5

S&P Mid-Cap 400 Value Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3] Vanguard Market Liquidity Fund, 3.693% (Cost $2,151)	21,516	2,151
Total Investments (100.0%) (Cost $1,207,456)		1,366,025
Other Assets and Liabilities—Net (0.0%)		121
Net Assets (100%)		1,366,146
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,141.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $1,251 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	March 2026	2	716	(4)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Lattice Semiconductor Corp.	8/31/2026	BANA	1,516	(3.640)	—	(82)
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.
6

S&P Mid-Cap 400 Value Index Fund
Statement of Assets and Liabilities
As of February 28, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,205,305)	1,363,874
Affiliated Issuers (Cost $2,151)	2,151
Total Investments in Securities	1,366,025
Investment in Vanguard	30
Cash Collateral Pledged—Futures Contracts	30
Receivables for Accrued Income	1,278
Receivables for Capital Shares Issued	200
Total Assets	1,367,563
Liabilities
Payables for Investment Securities Purchased	3
Collateral for Securities on Loan	1,251
Payables for Capital Shares Redeemed	32
Payables to Vanguard	46
Variation Margin Payable—Futures Contracts	3
Unrealized Depreciation—Over-the-Counter Swap Contracts	82
Total Liabilities	1,417
Net Assets	1,366,146
1 Includes $1,141 of securities on loan.
At February 28, 2026, net assets consisted of:

Paid-in Capital	1,451,043
Total Distributable Earnings (Loss)	(84,897)
Net Assets	1,366,146

ETF Shares—Net Assets
Applicable to 11,545,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,242,090
Net Asset Value Per Share—ETF Shares	$107.59

Institutional Shares—Net Assets
Applicable to 287,400 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	124,056
Net Asset Value Per Share—Institutional Shares	$431.65
See accompanying Notes, which are an integral part of the Financial Statements.
7

S&P Mid-Cap 400 Value Index Fund
Statement of Operations

Six Months Ended February 28, 2026
($000)
Investment Income
Income
Dividends	11,672
Interest[1]	16
Securities Lending—Net	11
Total Income	11,699
Expenses
The Vanguard Group—Note C
Investment Advisory Services	9
Management and Administrative—ETF Shares	486
Management and Administrative—Institutional Shares	11
Marketing and Distribution—ETF Shares	26
Marketing and Distribution—Institutional Shares	2
Custodian Fees	14
Shareholders’ Reports—ETF Shares	21
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	—
Other Expenses	7
Total Expenses	577
Net Investment Income	11,122
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	61,607
Futures Contracts	122
Swap Contracts	398
Realized Net Gain (Loss)	62,127
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	33,734
Futures Contracts	(55)
Swap Contracts	(82)
Change in Unrealized Appreciation (Depreciation)	33,597
Net Increase (Decrease) in Net Assets Resulting from Operations	106,846
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $13, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $81,592 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
8

S&P Mid-Cap 400 Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	11,122	20,338
Realized Net Gain (Loss)	62,127	94,569
Change in Unrealized Appreciation (Depreciation)	33,597	(24,930)
Net Increase (Decrease) in Net Assets Resulting from Operations	106,846	89,977
Distributions
ETF Shares	(20,371)	(15,858)
Institutional Shares	(1,963)	(2,134)
Total Distributions	(22,334)	(17,992)
Capital Share Transactions
ETF Shares	95,981	84,825
Institutional Shares	9,322	(23,160)
Net Increase (Decrease) from Capital Share Transactions	105,303	61,665
Total Increase (Decrease)	189,815	133,650
Net Assets
Beginning of Period	1,176,331	1,042,681
End of Period	1,366,146	1,176,331
See accompanying Notes, which are an integral part of the Financial Statements.
9

S&P Mid-Cap 400 Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023[1]	2022[1]	2021[1]
Net Asset Value, Beginning of Period	$100.83	$94.72	$82.68	$76.82	$82.65	$54.80
Investment Operations
Net Investment Income[2]	.917	1.861	1.575	1.383	1.442	1.244
Net Realized and Unrealized Gain (Loss) on Investments	7.684	5.914	11.794	5.987	(5.769)	28.198
Total from Investment Operations	8.601	7.775	13.369	7.370	(4.327)	29.442
Distributions
Dividends from Net Investment Income	(1.841)	(1.665)	(1.329)	(1.510)	(1.503)	(1.592)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.841)	(1.665)	(1.329)	(1.510)	(1.503)	(1.592)
Net Asset Value, End of Period	$107.59	$100.83	$94.72	$82.68	$76.82	$82.65
Total Return	8.61%	8.31%	16.34%	9.79%	-5.34%	54.51%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,242	$1,069	$919	$812	$807	$822
Ratio of Total Expenses to Average Net Assets	0.10%	0.12%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.85%	1.95%	1.85%	1.75%	1.79%	1.72%
Portfolio Turnover Rate[3]	32%	39%	41%	43%	33%	36%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Adjusted to reflect a 2-for-1 share split effective March 13, 2023.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
10

S&P Mid-Cap 400 Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$404.62	$380.08	$331.78	$308.23	$331.49	$219.78
Investment Operations
Net Investment Income[1]	3.786	7.779	6.508	5.762	6.147	5.090
Net Realized and Unrealized Gain (Loss) on Investments	30.863	23.696	47.369	24.063	(23.292)	113.153
Total from Investment Operations	34.649	31.475	53.877	29.825	(17.145)	118.243
Distributions
Dividends from Net Investment Income	(7.619)	(6.935)	(5.577)	(6.275)	(6.115)	(6.533)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(7.619)	(6.935)	(5.577)	(6.275)	(6.115)	(6.533)
Net Asset Value, End of Period	$431.65	$404.62	$380.08	$331.78	$308.23	$331.49
Total Return	8.65%	8.38%	16.39%	9.88%	-5.23%	54.62%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$124	$107	$123	$99	$79	$162
Ratio of Total Expenses to Average Net Assets	0.03%	0.05%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.90%	2.03%	1.90%	1.81%	1.90%	1.79%
Portfolio Turnover Rate[2]	32%	39%	41%	43%	33%	36%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
11

S&P Mid-Cap 400 Value Index Fund
Notes to Financial Statements
Vanguard S&P Mid-Cap 400 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
12

S&P Mid-Cap 400 Value Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2026, the fund had contributed to Vanguard capital in the amount of $30,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
13

S&P Mid-Cap 400 Value Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,363,874	—	—	1,363,874
Temporary Cash Investments	2,151	—	—	2,151
Total	1,366,025	—	—	1,366,025

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(4)	—	—	(4)
Swap Contracts	—	(82)	—	(82)
Total	(4)	(82)	—	(86)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  As of February 28, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,210,009
Gross Unrealized Appreciation	230,122
Gross Unrealized Depreciation	(74,192)
Net Unrealized Appreciation (Depreciation)	155,930
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2025, the fund had available capital losses totaling $305,020,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended February 28, 2026, the fund purchased $392,263,000 of investment securities and sold $391,102,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $294,284,000 and $200,436,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2026, such purchases were $308,487,000 and sales were $185,263,000, resulting in net realized loss of $4,578,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2026		Year Ended August 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	298,590	2,880	390,519	4,060
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(202,609)	(1,940)	(305,694)	(3,160)
Net Increase (Decrease)—ETF Shares	95,981	940	84,825	900
Institutional Shares
Issued	16,261	40	12,202	31
Issued in Lieu of Cash Distributions	1,963	5	1,834	5
Redeemed	(8,902)	(22)	(37,196)	(97)
Net Increase (Decrease)—Institutional Shares	9,322	23	(23,160)	(61)
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
14

S&P Mid-Cap 400 Value Index Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q18442 042026
15

Financial Statements
For the six-months ended February 28, 2026
Vanguard S&P Small-Cap 600 Value Index Fund

Contents
Financial Statements	1

S&P Small-Cap 600 Value Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Communication Services (3.8%)
*	Versant Media Group Inc.	320,087	10,665
	Telephone & Data Systems Inc.	216,385	9,683
*	Lumen Technologies Inc.	1,142,658	8,124
	TEGNA Inc.	354,599	7,429
*	IAC Inc.	143,543	5,500
	John Wiley & Sons Inc. Class A	90,002	2,792
*	Cargurus Inc. Class A	89,435	2,746
	Cinemark Holdings Inc.	88,606	2,502
*	Ziff Davis Inc.	86,979	2,355
	Iridium Communications Inc.	89,939	2,154
	Scholastic Corp.	49,785	1,731
	Shenandoah Telecommunications Co.	100,357	1,368
*	DoubleVerify Holdings Inc.	120,783	1,273
*	Yelp Inc. Class A	54,050	1,205
*	Cars.com Inc.	122,552	1,047
*	Cable One Inc.	10,181	977
	Cogent Communications Holdings Inc.	48,117	903
	Shutterstock Inc.	53,120	892
*	Angi Inc. Class A	78,784	613
*	QuinStreet Inc.	44,944	527
			64,486
Consumer Discretionary (17.4%)
	LKQ Corp.	563,573	18,660
*	Mohawk Industries Inc.	114,336	14,323
*	CarMax Inc.	323,315	13,957
	Meritage Homes Corp.	155,016	11,691
*	Caesars Entertainment Inc.	449,396	11,257
*	Victoria's Secret & Co.	176,503	11,067
*	Asbury Automotive Group Inc.	42,804	9,151
	Group 1 Automotive Inc.	27,236	8,872
	Academy Sports & Outdoors Inc.	146,691	8,821
*	Tri Pointe Homes Inc.	189,243	8,762
*	M/I Homes Inc.	57,573	8,185
*	Stride Inc.	95,296	8,041
	LCI Industries	53,278	7,097
	Advance Auto Parts Inc.	132,153	7,027
	Signet Jewelers Ltd.	72,160	6,941
*	Champion Homes Inc.	66,412	6,208
	Phinia Inc.	84,641	6,147
	ADT Inc.	749,509	6,011
	Patrick Industries Inc.	40,296	4,988
	American Eagle Outfitters Inc.	201,112	4,941
	Dana Inc.	131,195	4,492
*	Penn Entertainment Inc.	281,257	4,399
*	Adient plc	174,377	4,241
	Strategic Education Inc.	51,171	4,210
	Newell Brands Inc.	922,950	4,199
	Kohl's Corp.	246,760	4,039
	Marriott Vacations Worldwide Corp.	60,968	3,964
	Century Communities Inc.	56,281	3,784
	Leggett & Platt Inc.	298,193	3,483
*	Sally Beauty Holdings Inc.	214,664	3,450
*	Dauch Corp.	516,736	3,410
	Kontoor Brands Inc.	51,801	3,378
	La-Z-Boy Inc.	90,726	3,241
	Wolverine World Wide Inc.	180,474	3,189
*	Under Armour Inc. Class A	415,850	3,086
[1]	Cheesecake Factory Inc.	47,452	3,074
	Carter's Inc.	80,247	2,692
1

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
	Wendy's Co.	347,816	2,664
	Steven Madden Ltd.	70,389	2,541
	G-III Apparel Group Ltd.	81,789	2,502
	Winnebago Industries Inc.	62,103	2,477
	Upbound Group Inc.	114,739	2,461
*	LGI Homes Inc.	44,714	2,321
*	Green Brick Partners Inc.	28,871	2,127
*	Six Flags Entertainment Corp.	122,879	2,093
	Sonic Automotive Inc. Class A	32,663	2,049
*	Under Armour Inc. Class C	260,503	1,883
	Standard Motor Products Inc.	46,019	1,826
	Matthews International Corp. Class A	67,799	1,792
*	Pursuit Attractions & Hospitality Inc.	47,335	1,645
[1]	Cracker Barrel Old Country Store Inc.	49,038	1,604
*	Callaway Golf Co.	110,792	1,558
	Perdoceo Education Corp.	46,602	1,554
*	Fox Factory Holding Corp.	92,045	1,550
*	Mister Car Wash Inc.	216,415	1,541
	Monro Inc.	66,115	1,423
	Buckle Inc.	26,536	1,421
	Winmark Corp.	2,799	1,277
*	MarineMax Inc.	41,605	1,269
	Golden Entertainment Inc.	43,242	1,250
*	Gentherm Inc.	37,656	1,234
	Oxford Industries Inc.	30,782	1,219
	Papa John's International Inc.	38,281	1,200
	Ethan Allen Interiors Inc.	51,011	1,162
*	Dream Finders Homes Inc. Class A	63,276	1,143
	Bloomin' Brands Inc.	168,989	1,034
*	Sabre Corp.	868,642	1,025
*	United Parks & Resorts Inc.	28,247	983
*	BJ's Restaurants Inc.	25,572	971
*	Dave & Buster's Entertainment Inc.	59,481	876
			298,153
Consumer Staples (2.7%)
*	United Natural Foods Inc.	133,541	5,103
	Andersons Inc.	73,970	4,829
*	Central Garden & Pet Co. Class A	113,618	3,924
*	Simply Good Foods Co.	202,271	3,451
*	Freshpet Inc.	39,762	3,358
	Fresh Del Monte Produce Inc.	72,580	3,116
	J & J Snack Foods Corp.	34,290	2,985
	Universal Corp.	54,868	2,948
	WD-40 Co.	12,212	2,909
	Energizer Holdings Inc.	133,775	2,888
	Edgewell Personal Care Co.	102,297	2,326
*	Grocery Outlet Holding Corp.	216,063	2,135
	Interparfums Inc.	17,305	1,744
	John B Sanfilippo & Son Inc.	19,920	1,646
	Reynolds Consumer Products Inc.	66,231	1,643
*	National Beverage Corp.	25,743	936
*	Central Garden & Pet Co.	17,876	701
			46,642
Energy (7.2%)
	SM Energy Co.	498,327	11,526
	Magnolia Oil & Gas Corp. Class A	403,264	11,219
	California Resources Corp.	172,930	10,175
	Liberty Energy Inc. Class A	356,611	10,017
	Core Natural Resources Inc.	112,816	9,260
	Peabody Energy Corp.	267,735	8,444
	Patterson-UTI Energy Inc.	759,826	6,466
	Crescent Energy Co. Class A	532,287	6,207
	Northern Oil & Gas Inc.	213,876	5,901
	Noble Corp. plc	129,856	5,899
	Helmerich & Payne Inc.	111,657	3,933
*	Talos Energy Inc.	276,962	3,393
*	Oceaneering International Inc.	90,067	3,197
	World Kinect Corp.	122,327	3,052
	Cactus Inc. Class A	56,079	3,028
2

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
	Dorian LPG Ltd.	81,115	3,001
*	Helix Energy Solutions Group Inc.	301,154	2,768
*	Bristow Group Inc. Class A	55,395	2,642
*	Par Pacific Holdings Inc.	57,580	2,457
[1]	Kinetik Holdings Inc. Class A	52,048	2,368
	Core Laboratories Inc.	102,527	1,804
	Atlas Energy Solutions Inc.	169,271	1,630
*	Comstock Resources Inc.	73,197	1,435
*	Innovex International Inc.	49,314	1,299
	RPC Inc.	195,907	1,138
*	CVR Energy Inc.	34,498	834
*	REX American Resources Corp.	19,387	689
			123,782
Financials (21.1%)
	Jackson Financial Inc. Class A	149,654	16,384
	Lincoln National Corp.	372,199	12,766
	Atlantic Union Bankshares Corp.	313,793	11,629
	United Community Banks Inc.	267,641	8,610
	Fulton Financial Corp.	397,623	8,131
	Renasant Corp.	209,214	7,877
	Cathay General Bancorp	149,800	7,447
*	Genworth Financial Inc. Class A	879,332	7,422
	MarketAxess Holdings Inc.	37,648	7,228
	Bread Financial Holdings Inc.	100,534	7,124
	First Interstate BancSystem Inc. Class A	197,088	6,821
	First Hawaiian Inc.	272,397	6,745
	Western Union Co.	699,805	6,739
	Blackstone Mortgage Trust Inc. Class A	347,138	6,669
	Bank of Hawaii Corp.	87,596	6,637
	First Financial Bancorp	227,806	6,394
	Simmons First National Corp. Class A	318,619	6,344
	Provident Financial Services Inc.	287,596	6,051
	HA Sustainable Infrastructure Capital Inc.	158,230	5,779
	Beacon Financial Corp.	184,747	5,494
	Banc of California Inc.	295,559	5,459
	CVB Financial Corp.	283,141	5,445
	WaFd Inc.	173,476	5,405
	Radian Group Inc.	149,156	5,149
	Piper Sandler Cos.	16,850	4,980
	NBT Bancorp Inc.	115,183	4,921
	Independent Bank Corp.	62,220	4,858
	Ameris Bancorp	60,561	4,703
	ServisFirst Bancshares Inc.	55,322	4,482
	Banner Corp.	75,047	4,417
	Stewart Information Services Corp.	61,702	4,380
	Moelis & Co. Class A	70,058	4,159
	BankUnited Inc.	87,687	4,095
	Northwest Bancshares Inc.	321,651	4,005
	First Commonwealth Financial Corp.	227,714	3,992
	Assured Guaranty Ltd.	45,785	3,947
	WSFS Financial Corp.	56,581	3,593
	Hilltop Holdings Inc.	94,515	3,538
	S&T Bancorp Inc.	84,153	3,518
	Seacoast Banking Corp. of Florida	113,045	3,518
	Walker & Dunlop Inc.	74,999	3,451
	Community Financial System Inc.	56,814	3,440
	Arbor Realty Trust Inc.	430,894	3,417
*	Encore Capital Group Inc.	49,105	3,353
	National Bank Holdings Corp. Class A	83,268	3,330
	Hope Bancorp Inc.	282,204	3,178
	BGC Group Inc. Class A	324,347	3,088
	First Bancorp	145,091	3,066
	PROG Holdings Inc.	87,066	3,066
	Apollo Commercial Real Estate Finance Inc.	287,589	3,048
	Dime Community Bancshares Inc.	89,876	2,907
	First Bancorp (XNGS)	51,127	2,903
	Artisan Partners Asset Management Inc. Class A	71,363	2,874
	Trustmark Corp.	67,327	2,867
*	Triumph Financial Inc.	49,704	2,776
3

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
*	NCR Atleos Corp.	61,834	2,738
	Merchants Bancorp	64,662	2,734
	FB Financial Corp.	49,766	2,722
	Park National Corp.	16,068	2,644
	Victory Capital Holdings Inc. Class A	37,030	2,562
*	Customers Bancorp Inc.	35,681	2,406
	Two Harbors Investment Corp.	229,322	2,369
	Cohen & Steers Inc.	32,748	2,190
	OFG Bancorp	54,194	2,172
	Tompkins Financial Corp.	27,961	2,145
	Stellar Bancorp Inc.	56,803	2,139
	Employers Holdings Inc.	49,491	2,046
	Heritage Financial Corp.	74,759	1,974
	Southside Bancshares Inc.	62,226	1,949
	Virtus Investment Partners Inc.	13,978	1,934
	Capitol Federal Financial Inc.	267,785	1,923
	Central Pacific Financial Corp.	59,068	1,881
	Horace Mann Educators Corp.	43,000	1,871
	BancFirst Corp.	16,838	1,852
	Hanmi Financial Corp.	65,385	1,707
	Lakeland Financial Corp.	29,230	1,698
	Redwood Trust Inc.	278,954	1,688
	Franklin BSP Realty Trust Inc.	179,701	1,641
*	Donnelley Financial Solutions Inc.	32,142	1,599
	Westamerica Bancorp	31,295	1,585
	Eagle Bancorp Inc.	60,860	1,549
*	ProAssurance Corp.	55,488	1,362
*	PRA Group Inc.	85,954	1,354
	Navient Corp.	148,185	1,303
	Safety Insurance Group Inc.	16,077	1,248
	Enact Holdings Inc.	28,625	1,198
	City Holding Co.	9,839	1,180
	TrustCo Bank Corp.	23,138	1,003
	United Fire Group Inc.	24,617	957
*	Goosehead Insurance Inc. Class A	17,565	952
*	Payoneer Global Inc.	215,933	933
	KKR Real Estate Finance Trust Inc.	119,570	831
	AMERISAFE Inc.	22,467	731
*	Trupanion Inc.	25,199	669
*	World Acceptance Corp.	2,093	282
			361,340
Health Care (6.9%)
	Teleflex Inc.	97,303	11,877
*	Prestige Consumer Healthcare Inc.	105,869	7,337
*	Integer Holdings Corp.	77,144	6,687
*	Neogen Corp.	478,437	5,373
*	Acadia Healthcare Co. Inc.	203,126	4,761
*	Glaukos Corp.	39,202	4,720
*	ICU Medical Inc.	28,264	4,256
	Organon & Co.	572,411	4,173
*	Omnicell Inc.	98,808	4,061
	Perrigo Co. plc	303,003	4,006
*	RadNet Inc.	55,033	3,842
*	Merit Medical Systems Inc.	48,300	3,728
	Select Medical Holdings Corp.	242,611	3,632
*	QuidelOrtho Corp.	149,567	3,401
*	Enovis Corp.	125,911	3,207
	Concentra Group Holdings Parent Inc.	131,211	3,144
	CONMED Corp.	68,181	3,136
*	Fortrea Holdings Inc.	203,441	2,181
*	AdaptHealth Corp. Class A	236,273	2,162
*	Supernus Pharmaceuticals Inc.	39,137	2,142
*	Amneal Pharmaceuticals Inc.	149,508	2,065
*	Xencor Inc.	157,219	2,008
*	Astrana Health Inc.	94,987	1,931
*	Integra LifeSciences Holdings Corp.	147,504	1,678
*	Tandem Diabetes Care Inc.	65,692	1,662
*	AMN Healthcare Services Inc.	84,590	1,648
*	Sarepta Therapeutics Inc.	89,994	1,508
4

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
*	Innoviva Inc.	64,134	1,472
	US Physical Therapy Inc.	17,746	1,472
*	Avanos Medical Inc.	102,232	1,441
*	Arcus Biosciences Inc.	69,571	1,417
*	Addus HomeCare Corp.	13,660	1,414
*	CorVel Corp.	26,163	1,349
	Embecta Corp.	128,818	1,322
*	NeoGenomics Inc.	119,713	1,177
*	Vir Biotechnology Inc.	122,969	1,118
*	STAAR Surgical Co.	52,608	1,047
*	BioLife Solutions Inc.	42,893	1,038
*	Azenta Inc.	35,958	970
*	Certara Inc.	128,754	911
*	Amphastar Pharmaceuticals Inc.	37,362	756
	HealthStream Inc.	25,583	543
*	Myriad Genetics Inc.	116,875	539
*	Cytek Biosciences Inc.	84,746	380
			118,692
Industrials (13.8%)
	Matson Inc.	68,651	11,405
*	Amentum Holdings Inc.	337,527	10,082
	Rush Enterprises Inc. Class A	133,523	9,476
	Korn Ferry	115,355	7,229
*	Gates Industrial Corp. plc	261,589	7,212
	HNI Corp.	151,614	6,817
	Kennametal Inc.	167,539	6,748
	Boise Cascade Co.	81,558	6,748
	Air Lease Corp. Class A	99,466	6,449
	Trinity Industries Inc.	176,536	6,034
	ABM Industries Inc.	134,822	6,000
*	RXO Inc.	361,333	5,767
	Hub Group Inc. Class A	133,378	5,745
	Robert Half Inc.	219,150	5,352
*	Resideo Technologies Inc.	133,438	5,164
	ArcBest Corp.	49,563	5,088
	Alamo Group Inc.	23,740	5,069
*	DNOW Inc.	408,781	4,815
	Werner Enterprises Inc.	131,726	4,622
	CSW Industrials Inc.	15,431	4,542
*	GEO Group Inc.	301,031	4,528
	UniFirst Corp.	18,922	4,443
	Kadant Inc.	12,707	4,310
	Arcosa Inc.	38,875	4,178
*	CoreCivic Inc.	230,272	4,071
	Greenbrier Cos. Inc.	68,169	3,846
	Franklin Electric Co. Inc.	37,926	3,778
*	Hayward Holdings Inc.	228,428	3,655
	Albany International Corp. Class A	63,189	3,643
	Mueller Water Products Inc. Class A	120,473	3,606
*	JetBlue Airways Corp.	640,627	3,549
	WillScot Holdings Corp.	163,286	3,529
*	SkyWest Inc.	33,554	3,492
	Lindsay Corp.	23,787	3,204
	Schneider National Inc. Class B	109,699	3,113
	MillerKnoll Inc.	150,852	3,038
*	Allegiant Travel Co.	29,628	3,027
	Griffon Corp.	35,306	3,009
*	Gibraltar Industries Inc.	65,046	2,958
	ManpowerGroup Inc.	101,932	2,851
*	Masterbrand Inc.	279,132	2,825
	Deluxe Corp.	99,097	2,750
*	Sun Country Airlines Holdings Inc.	116,063	2,284
	Worthington Enterprises Inc.	37,199	2,084
	Quanex Building Products Corp.	100,432	2,062
*	Vestis Corp.	246,732	1,942
	Enerpac Tool Group Corp. Class A	46,661	1,904
	Apogee Enterprises Inc.	47,362	1,886
	Pitney Bowes Inc.	172,762	1,854
	Interface Inc. Class A	56,572	1,781
5

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
	Insperity Inc.	78,868	1,752
	Marten Transport Ltd.	127,448	1,732
	Astec Industries Inc.	26,194	1,626
*	American Woodmark Corp.	32,084	1,607
	Insteel Industries Inc.	42,758	1,594
	Tennant Co.	22,755	1,389
*	Forward Air Corp.	48,870	1,236
	Heartland Express Inc.	100,671	1,110
*	Titan International Inc.	105,508	1,027
*	Legalzoom.com Inc.	55,773	392
*,1	Hertz Global Holdings Inc.	84,994	386
			237,415
Information Technology (9.1%)
*	Enphase Energy Inc.	288,122	12,179
	Kulicke & Soffa Industries Inc.	114,811	8,005
*	Diodes Inc.	102,127	6,968
*	Plexus Corp.	33,275	6,460
*	Ultra Clean Holdings Inc.	99,931	6,064
	Power Integrations Inc.	121,834	5,838
*	Insight Enterprises Inc.	68,209	5,699
*	Qorvo Inc.	68,496	5,678
	Ralliant Corp.	119,217	5,471
*	Semtech Corp.	57,317	5,171
	Vishay Intertechnology Inc.	271,891	5,090
*	Photronics Inc.	129,913	4,863
*	DXC Technology Co.	383,407	4,827
	Benchmark Electronics Inc.	78,555	4,541
*	Rogers Corp.	36,824	3,971
*	Ichor Holdings Ltd.	75,704	3,600
*	Itron Inc.	36,303	3,411
*,1	MARA Holdings Inc.	374,698	3,350
*	Cohu Inc.	102,803	3,105
*	ACI Worldwide Inc.	77,173	3,062
*	Teradata Corp.	88,239	2,779
*	Box Inc. Class A	111,657	2,629
*	Harmonic Inc.	247,099	2,627
*	Cleanspark Inc.	259,927	2,586
*	RingCentral Inc. Class A	69,294	2,526
*	Q2 Holdings Inc.	50,942	2,451
*	NCR Voyix Corp.	304,932	2,330
*	Alarm.com Holdings Inc.	46,126	2,207
*	Knowles Corp.	80,617	2,190
*	NetScout Systems Inc.	70,970	2,073
*	Axcelis Technologies Inc.	24,571	2,030
*	Veeco Instruments Inc.	64,905	1,983
*,1	SolarEdge Technologies Inc.	53,982	1,911
	CTS Corp.	35,820	1,886
*	SPS Commerce Inc.	33,211	1,877
*	MaxLinear Inc. Class A	103,076	1,797
	ePlus Inc.	21,341	1,721
*	ScanSource Inc.	44,454	1,635
	PC Connection Inc.	25,017	1,525
*	Extreme Networks Inc.	103,073	1,441
*	Progress Software Corp.	30,245	1,267
*	Alpha & Omega Semiconductor Ltd.	54,965	1,155
*	Penguin Solutions Inc.	54,049	1,123
	A10 Networks Inc.	53,736	1,035
*	Grid Dynamics Holdings Inc.	145,509	982
*	Corsair Gaming Inc.	103,150	566
*	N-able Inc.	80,334	353
			156,038
Materials (7.9%)
	Eastman Chemical Co.	251,152	18,963
	Solstice Advanced Materials Inc.	164,256	12,896
	Celanese Corp.	241,103	12,041
	Element Solutions Inc.	250,429	8,787
	HB Fuller Co.	119,090	7,827
	Chemours Co.	330,022	6,020
	Warrior Met Coal Inc.	65,974	5,492
6

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
	Sealed Air Corp.	129,573	5,426
	Balchem Corp.	29,236	5,304
	Minerals Technologies Inc.	68,549	4,841
	Kaiser Aluminum Corp.	35,348	4,600
*	O-I Glass Inc.	338,176	4,532
	Quaker Chemical Corp.	30,161	4,435
	Innospec Inc.	54,554	4,178
	FMC Corp.	275,030	4,054
*	Alpha Metallurgical Resources Inc.	23,780	3,868
	Sylvamo Corp.	72,939	3,377
	Materion Corp.	20,541	3,349
	Worthington Steel Inc.	71,626	2,977
*	Ingevity Corp.	34,048	2,452
	Stepan Co.	47,309	2,407
*	Century Aluminum Co.	45,686	2,356
	Hawkins Inc.	15,178	2,263
	Koppers Holdings Inc.	43,193	1,633
*	Metallus Inc.	78,891	1,341
	SunCoke Energy Inc.	186,547	1,063
			136,482
Real Estate (7.2%)
*	Cushman & Wakefield Ltd.	509,931	6,838
[1]	Medical Properties Trust Inc.	1,085,950	6,255
	Acadia Realty Trust	288,511	6,036
	Apple Hospitality REIT Inc.	484,410	5,939
	SL Green Realty Corp.	156,379	5,763
	Macerich Co.	270,676	5,541
	Highwoods Properties Inc.	241,954	5,442
	Essential Properties Realty Trust Inc.	143,975	4,886
	Phillips Edison & Co. Inc.	116,341	4,570
	Terreno Realty Corp.	68,298	4,512
	Millrose Properties Inc.	139,189	4,365
	Global Net Lease Inc.	434,076	4,089
	Sunstone Hotel Investors Inc.	418,114	3,880
	Douglas Emmett Inc.	368,693	3,646
	Innovative Industrial Properties Inc.	61,698	3,268
	Pebblebrook Hotel Trust	250,110	3,209
	Tanger Inc.	86,175	3,194
	Four Corners Property Trust Inc.	123,790	3,159
	Urban Edge Properties	144,092	3,062
	LXP Industrial Trust	61,217	3,034
	Outfront Media Inc.	102,512	2,953
	Kennedy-Wilson Holdings Inc.	264,140	2,874
	DiamondRock Hospitality Co.	228,745	2,297
	Easterly Government Properties Inc. Class A	96,337	2,243
	American Assets Trust Inc.	103,971	2,029
	Getty Realty Corp.	58,481	1,919
	Veris Residential Inc.	98,360	1,854
	Alexander & Baldwin Inc.	83,308	1,732
	Xenia Hotels & Resorts Inc.	112,724	1,722
	LTC Properties Inc.	41,939	1,664
	Safehold Inc.	101,129	1,632
	Marcus & Millichap Inc.	53,129	1,403
	eXp World Holdings Inc.	199,391	1,390
	Centerspace	19,134	1,204
	Armada Hoffler Properties Inc.	176,593	1,104
	Summit Hotel Properties Inc.	233,332	1,052
	JBG SMITH Properties	52,072	792
	Whitestone REIT	49,382	750
	NexPoint Residential Trust Inc.	25,911	730
	Universal Health Realty Income Trust	11,513	502
	Saul Centers Inc.	12,055	411
			122,945
Utilities (2.6%)
	MDU Resources Group Inc.	449,886	9,304
*	Hawaiian Electric Industries Inc.	380,068	5,887
	Otter Tail Corp.	50,747	4,319
	H2O America	73,311	3,943
	Avista Corp.	94,956	3,857
7

S&P Small-Cap 600 Value Index Fund
	Shares	Market Value• ($000)
MGE Energy Inc.	40,229	3,300
California Water Service Group	68,221	3,076
Chesapeake Utilities Corp.	20,830	2,832
Northwest Natural Holding Co.	42,951	2,278
American States Water Co.	29,832	2,223
Unitil Corp.	39,443	2,063
Middlesex Water Co.	18,587	1,004
		44,086
Total Common Stocks (Cost $1,602,222)		1,710,061
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[2,3] Vanguard Market Liquidity Fund, 3.693% (Cost $11,344)	113,457	11,344
Total Investments (100.4%) (Cost $1,613,566)		1,721,405
Other Assets and Liabilities—Net (-0.4%)		(6,767)
Net Assets (100%)		1,714,638
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,483.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $6,772 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2026	16	2,108	(20)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Signet Jewelers Ltd.	8/31/2026	BANA	1,769	(3.640)	—	(37)
WillScot Holdings Corp.	8/31/2026	BANA	634	(3.640)	—	(8)
					—	(45)
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.
8

S&P Small-Cap 600 Value Index Fund
Statement of Assets and Liabilities
As of February 28, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,602,222)	1,710,061
Affiliated Issuers (Cost $11,344)	11,344
Total Investments in Securities	1,721,405
Investment in Vanguard	39
Cash Collateral Pledged—Futures Contracts	210
Receivables for Accrued Income	1,406
Receivables for Capital Shares Issued	105
Total Assets	1,723,165
Liabilities
Payables for Investment Securities Purchased	1,589
Collateral for Securities on Loan	6,772
Payables for Capital Shares Redeemed	18
Payables to Vanguard	59
Variation Margin Payable—Futures Contracts	44
Unrealized Depreciation—Over-the-Counter Swap Contracts	45
Total Liabilities	8,527
Net Assets	1,714,638
1 Includes $6,483 of securities on loan.
At February 28, 2026, net assets consisted of:

Paid-in Capital	1,953,667
Total Distributable Earnings (Loss)	(239,029)
Net Assets	1,714,638

ETF Shares—Net Assets
Applicable to 15,252,512 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,610,740
Net Asset Value Per Share—ETF Shares	$105.60

Institutional Shares—Net Assets
Applicable to 235,012 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	103,898
Net Asset Value Per Share—Institutional Shares	$442.10
See accompanying Notes, which are an integral part of the Financial Statements.
9

S&P Small-Cap 600 Value Index Fund
Statement of Operations

Six Months Ended February 28, 2026
($000)
Investment Income
Income
Dividends[1]	11,937
Interest[2]	85
Securities Lending—Net	46
Total Income	12,068
Expenses
The Vanguard Group—Note C
Investment Advisory Services	12
Management and Administrative—ETF Shares	625
Management and Administrative—Institutional Shares	3
Marketing and Distribution—ETF Shares	35
Marketing and Distribution—Institutional Shares	1
Custodian Fees	31
Shareholders’ Reports—ETF Shares	27
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	—
Other Expenses	8
Total Expenses	743
Net Investment Income	11,325
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	124,582
Futures Contracts	397
Swap Contracts	309
Realized Net Gain (Loss)	125,288
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	55,014
Futures Contracts	(123)
Swap Contracts	(45)
Change in Unrealized Appreciation (Depreciation)	54,846
Net Increase (Decrease) in Net Assets Resulting from Operations	191,459
1	Dividends are net of foreign withholding taxes of $11.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $74, $2, and ($1), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $182,179 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
10

S&P Small-Cap 600 Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	11,325	23,577
Realized Net Gain (Loss)	125,288	85,192
Change in Unrealized Appreciation (Depreciation)	54,846	(47,478)
Net Increase (Decrease) in Net Assets Resulting from Operations	191,459	61,291
Distributions
ETF Shares	(15,915)	(23,412)
Institutional Shares	(400)	(725)
Total Distributions	(16,315)	(24,137)
Capital Share Transactions
ETF Shares	46,729	(42,664)
Institutional Shares	64,837	(22,389)
Net Increase (Decrease) from Capital Share Transactions	111,566	(65,053)
Total Increase (Decrease)	286,710	(27,899)
Net Assets
Beginning of Period	1,427,928	1,455,827
End of Period	1,714,638	1,427,928
See accompanying Notes, which are an integral part of the Financial Statements.
11

S&P Small-Cap 600 Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023[1]	2022[1]	2021[1]
Net Asset Value, Beginning of Period	$94.36	$92.26	$82.73	$80.11	$88.82	$56.26
Investment Operations
Net Investment Income[2]	.737	1.540	1.718	1.529	1.372	1.296
Net Realized and Unrealized Gain (Loss) on Investments	11.570	2.134	9.595	2.600	(8.648)	32.307
Total from Investment Operations	12.307	3.674	11.313	4.129	(7.276)	33.603
Distributions
Dividends from Net Investment Income	(1.067)	(1.574)	(1.783)	(1.509)	(1.434)	(1.043)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.067)	(1.574)	(1.783)	(1.509)	(1.434)	(1.043)
Net Asset Value, End of Period	$105.60	$94.36	$92.26	$82.73	$80.11	$88.82
Total Return	13.14%	4.07%	13.93%	5.29%	-8.28%	60.19%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,611	$1,394	$1,400	$1,278	$1,250	$1,328
Ratio of Total Expenses to Average Net Assets	0.10%	0.12%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.72%	1.72%	2.05%	1.89%	1.59%	1.61%
Portfolio Turnover Rate[3]	37%	47%	52%	45%	36%	30%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Adjusted to reflect a 2-for-1 share split effective March 13, 2023.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
12

S&P Small-Cap 600 Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$395.00	$386.22	$346.33	$335.40	$371.84	$235.47
Investment Operations
Net Investment Income[1]	2.049	6.954	7.424	6.654	5.824	5.457
Net Realized and Unrealized Gain (Loss) on Investments	49.648	8.676	40.170	10.833	(36.009)	135.457
Total from Investment Operations	51.697	15.630	47.594	17.487	(30.185)	140.914
Distributions
Dividends from Net Investment Income	(4.597)	(6.850)	(7.704)	(6.557)	(6.255)	(4.544)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(4.597)	(6.850)	(7.704)	(6.557)	(6.255)	(4.544)
Net Asset Value, End of Period	$442.10	$395.00	$386.22	$346.33	$335.40	$371.84
Total Return	13.19%	4.14%	14.00%	5.39%	-8.20%	60.32%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$104	$34	$56	$53	$53	$68
Ratio of Total Expenses to Average Net Assets	0.03%	0.05%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.20%	1.86%	2.12%	1.96%	1.61%	1.67%
Portfolio Turnover Rate[2]	37%	47%	52%	45%	36%	30%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
13

S&P Small-Cap 600 Value Index Fund
Notes to Financial Statements
Vanguard S&P Small-Cap 600 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
14

S&P Small-Cap 600 Value Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2026, the fund had contributed to Vanguard capital in the amount of $39,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
15

S&P Small-Cap 600 Value Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,710,061	—	—	1,710,061
Temporary Cash Investments	11,344	—	—	11,344
Total	1,721,405	—	—	1,721,405

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(20)	—	—	(20)
Swap Contracts	—	(45)	—	(45)
Total	(20)	(45)	—	(65)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  As of February 28, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,617,788
Gross Unrealized Appreciation	242,701
Gross Unrealized Depreciation	(139,149)
Net Unrealized Appreciation (Depreciation)	103,552
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2025, the fund had available capital losses totaling $468,232,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended February 28, 2026, the fund purchased $647,039,000 of investment securities and sold $557,261,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $429,286,000 and $401,382,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2026, such purchases were $260,605,000 and sales were $143,812,000, resulting in net realized gain of $1,775,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2026		Year Ended August 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	448,735	4,546	526,522	5,715
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(402,006)	(4,065)	(569,186)	(6,120)
Net Increase (Decrease)—ETF Shares	46,729	481	(42,664)	(405)
Institutional Shares
Issued	66,777	153	3,582	10
Issued in Lieu of Cash Distributions	295	1	500	1
Redeemed	(2,235)	(5)	(26,471)	(69)
Net Increase (Decrease)—Institutional Shares	64,837	149	(22,389)	(58)
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
16

S&P Small-Cap 600 Value Index Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At February 28, 2026, one shareholder was the record or beneficial owner of 31% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q18462 042026
17

Financial Statements
For the six-months ended February 28, 2026
Vanguard S&P Small-Cap 600 Growth Index Fund

Contents
Financial Statements	1

S&P Small-Cap 600 Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Communication Services (2.4%)
*	Madison Square Garden Sports Corp.	20,055	6,651
*	Lumen Technologies Inc.	473,940	3,370
	Cinemark Holdings Inc.	70,259	1,984
	Iridium Communications Inc.	71,317	1,708
	Uniti Group Inc.	200,102	1,465
*	Cargurus Inc. Class A	45,336	1,392
*	TripAdvisor Inc.	130,488	1,319
*	DoubleVerify Holdings Inc.	88,061	928
*	Yelp Inc. Class A	37,818	843
	Cogent Communications Holdings Inc.	28,608	537
*	QuinStreet Inc.	40,532	475
*	Gogo Inc.	86,580	366
			21,038
Consumer Discretionary (10.7%)
	Installed Building Products Inc.	25,278	8,285
*	Brinker International Inc.	49,593	7,350
*	Boot Barn Holdings Inc.	34,025	6,438
*	Etsy Inc.	110,171	6,046
*	Frontdoor Inc.	80,489	5,519
*	Cavco Industries Inc.	8,712	5,029
*	Shake Shack Inc. Class A	44,930	4,314
*	Urban Outfitters Inc.	60,070	3,977
*	Covista Inc.	40,549	3,974
*	Dorman Products Inc.	31,043	3,659
	Red Rock Resorts Inc. Class A	54,179	3,281
	Acushnet Holdings Corp.	30,772	3,149
*	Champion Homes Inc.	28,679	2,681
	OneSpaWorld Holdings Ltd.	113,794	2,450
*	National Vision Holdings Inc.	88,523	2,387
	Dana Inc.	63,901	2,188
*	Sonos Inc.	134,921	2,078
	Patrick Industries Inc.	16,714	2,069
	Kontoor Brands Inc.	30,828	2,010
	American Eagle Outfitters Inc.	73,828	1,814
[1]	Cheesecake Factory Inc.	27,127	1,757
	Steven Madden Ltd.	45,414	1,639
	ADT Inc.	187,138	1,501
	Perdoceo Education Corp.	43,866	1,463
*	Green Brick Partners Inc.	19,402	1,429
*	Callaway Golf Co.	99,831	1,404
	Monarch Casino & Resort Inc.	13,852	1,331
*	XPEL Inc.	28,115	1,198
	Buckle Inc.	20,170	1,080
*	Six Flags Entertainment Corp.	50,969	868
	Winmark Corp.	1,882	859
*	United Parks & Resorts Inc.	16,135	561
	Papa John's International Inc.	17,200	539
*	Gentherm Inc.	14,988	491
*	BJ's Restaurants Inc.	10,612	403
			95,221
Consumer Staples (2.3%)
	Cal-Maine Foods Inc.	50,885	4,433
	PriceSmart Inc.	28,247	4,368
*	Freshpet Inc.	34,321	2,898
*	Chefs' Warehouse Inc.	40,417	2,885
	WD-40 Co.	8,908	2,122
	Interparfums Inc.	11,628	1,172
	Tootsie Roll Industries Inc.	21,939	926
*	Vital Farms Inc.	41,481	875
1

S&P Small-Cap 600 Growth Index Fund
		Shares	Market Value• ($000)
	Reynolds Consumer Products Inc.	27,468	681
*	National Beverage Corp.	13,058	475
			20,835
Energy (3.9%)
	Archrock Inc.	195,742	6,916
	Kodiak Gas Services Inc.	92,767	5,062
*	Tidewater Inc.	51,448	4,086
	International Seaways Inc.	45,210	3,415
	Noble Corp. plc	74,236	3,372
	Cactus Inc. Class A	48,407	2,614
*	Oceaneering International Inc.	65,706	2,333
	Helmerich & Payne Inc.	54,387	1,915
*	Par Pacific Holdings Inc.	26,944	1,150
	Kinetik Holdings Inc. Class A	24,357	1,108
*	Comstock Resources Inc.	51,223	1,004
*	REX American Resources Corp.	21,896	779
*	Innovex International Inc.	18,090	477
*	CVR Energy Inc.	16,147	390
			34,621
Financials (14.0%)
*	StoneX Group Inc.	51,828	6,608
*	Axos Financial Inc.	63,224	5,489
	MarketAxess Holdings Inc.	22,405	4,302
	PJT Partners Inc. Class A	27,131	4,007
*	Enova International Inc.	27,682	3,849
	Virtu Financial Inc. Class A	89,085	3,689
*	Palomar Holdings Inc.	29,581	3,659
	StepStone Group Inc. Class A	81,251	3,505
*	NMI Holdings Inc. Class A	85,797	3,373
	Ameris Bancorp	40,693	3,160
	Piper Sandler Cos.	10,026	2,963
	Moelis & Co. Class A	47,076	2,794
	Mercury General Corp.	29,675	2,688
	Radian Group Inc.	75,614	2,610
*	Bancorp Inc.	49,020	2,573
*	SiriusPoint Ltd.	116,044	2,453
	Victory Capital Holdings Inc. Class A	34,861	2,412
	Pathward Financial Inc.	25,419	2,308
	ServisFirst Bancshares Inc.	28,044	2,272
*	NCR Atleos Corp.	51,142	2,265
	BGC Group Inc. Class A	236,607	2,252
	ARMOUR Residential REIT Inc.	124,896	2,242
	HA Sustainable Infrastructure Capital Inc.	60,512	2,210
	WisdomTree Inc.	128,238	2,194
	Assured Guaranty Ltd.	25,145	2,168
	First Bancorp	101,574	2,146
	HCI Group Inc.	11,988	2,115
	WSFS Financial Corp.	32,345	2,054
	EVERTEC Inc.	71,417	2,022
	Independent Bank Corp.	23,795	1,858
	BankUnited Inc.	39,420	1,841
	Community Financial System Inc.	29,977	1,815
*	EZCORP Inc. Class A	64,648	1,715
	Artisan Partners Asset Management Inc. Class A	42,470	1,711
	BancFirst Corp.	14,533	1,599
	Acadian Asset Management Inc.	29,495	1,589
	Seacoast Banking Corp. of Florida	50,817	1,581
	Ellington Financial Inc.	119,782	1,488
	Trustmark Corp.	32,791	1,397
*	Sezzle Inc.	19,060	1,390
	City Holding Co.	11,098	1,331
	Park National Corp.	7,826	1,288
	PennyMac Mortgage Investment Trust	97,127	1,191
*	Customers Bancorp Inc.	17,379	1,172
	First Bancorp (XNGS)	20,364	1,156
	Preferred Bank	12,661	1,111
	FB Financial Corp.	19,821	1,084
	Horace Mann Educators Corp.	23,614	1,027
*	Goosehead Insurance Inc. Class A	18,907	1,025
2

S&P Small-Cap 600 Growth Index Fund
		Shares	Market Value• ($000)
	Cohen & Steers Inc.	14,143	946
*	Payoneer Global Inc.	212,686	919
	OFG Bancorp	21,586	865
	Stellar Bancorp Inc.	22,624	852
	Lakeland Financial Corp.	13,677	794
	Adamas Trust Inc.	93,743	772
	Enact Holdings Inc.	17,728	742
*	ProAssurance Corp.	29,267	719
*	Donnelley Financial Solutions Inc.	13,329	663
*	Trupanion Inc.	24,822	659
	Safety Insurance Group Inc.	8,479	658
	Westamerica Bancorp	11,967	606
	United Fire Group Inc.	11,995	466
	TrustCo Bank Corp.	8,837	383
	AMERISAFE Inc.	9,705	316
*	World Acceptance Corp.	2,153	290
			125,401
Health Care (14.7%)
*	Krystal Biotech Inc.	28,807	7,940
*	PTC Therapeutics Inc.	89,614	6,111
*	Protagonist Therapeutics Inc.	65,592	6,040
*	Alkermes plc	184,298	5,547
*	TransMedics Group Inc.	38,144	5,541
*	Glaukos Corp.	44,234	5,326
*	BrightSpring Health Services Inc.	126,819	5,254
*	TG Therapeutics Inc.	151,759	4,566
*	Indivior Pharmaceuticals Inc.	139,357	4,560
*	Ligand Pharmaceuticals Inc.	21,967	4,356
*	ADMA Biologics Inc.	265,644	4,136
*	Corcept Therapeutics Inc.	104,492	3,730
*	RadNet Inc.	49,598	3,462
*	ACADIA Pharmaceuticals Inc.	139,737	3,432
*	Waystar Holding Corp.	128,120	3,286
*	Veracyte Inc.	88,231	3,228
*	Merit Medical Systems Inc.	41,691	3,218
*	Privia Health Group Inc.	129,052	3,065
*	Catalyst Pharmaceuticals Inc.	128,959	2,976
	LeMaitre Vascular Inc.	23,295	2,520
*	Supernus Pharmaceuticals Inc.	44,161	2,417
*	Apellis Pharmaceuticals Inc.	114,391	2,398
	National HealthCare Corp.	13,854	2,265
*	Vericel Corp.	56,449	2,014
*	ICU Medical Inc.	13,227	1,992
*	Inspire Medical Systems Inc.	29,513	1,904
*	Pediatrix Medical Group Inc.	93,960	1,865
*	UFP Technologies Inc.	8,607	1,813
*	Artivion Inc.	46,533	1,792
	Concentra Group Holdings Parent Inc.	66,521	1,594
*	Progyny Inc.	89,491	1,583
*	Amneal Pharmaceuticals Inc.	113,686	1,570
*	ANI Pharmaceuticals Inc.	20,066	1,483
*	Collegium Pharmaceutical Inc.	35,284	1,470
*	Addus HomeCare Corp.	13,435	1,391
*	Harmony Biosciences Holdings Inc.	44,357	1,266
	Phibro Animal Health Corp. Class A	22,823	1,246
*	Arcus Biosciences Inc.	60,033	1,223
*	Sarepta Therapeutics Inc.	71,345	1,196
*	CorVel Corp.	21,634	1,116
*	Innoviva Inc.	46,777	1,074
*	Tandem Diabetes Care Inc.	42,379	1,072
*	Pacira BioSciences Inc.	48,019	1,052
*	NeoGenomics Inc.	83,763	823
*	Schrodinger Inc.	62,633	755
*	Azenta Inc.	27,323	737
	US Physical Therapy Inc.	7,975	662
*	STAAR Surgical Co.	28,867	575
*	BioLife Solutions Inc.	21,763	527
*	Certara Inc.	67,985	481
*	Amphastar Pharmaceuticals Inc.	20,536	416
3

S&P Small-Cap 600 Growth Index Fund
		Shares	Market Value• ($000)
*	Vir Biotechnology Inc.	43,248	393
*	Cytek Biosciences Inc.	79,705	357
	HealthStream Inc.	13,534	287
*	Myriad Genetics Inc.	44,788	207
			131,310
Industrials (21.6%)
	Moog Inc. Class A	31,725	10,705
	Primoris Services Corp.	60,308	9,091
	JBT Marel Corp.	58,007	8,933
	Zurn Elkay Water Solutions Corp.	166,243	8,475
	Armstrong World Industries Inc.	48,137	8,352
	ESCO Technologies Inc.	28,826	7,993
	Federal Signal Corp.	67,872	7,902
*	Everus Construction Group Inc.	56,932	6,881
	Granite Construction Inc.	48,720	6,551
*	Casella Waste Systems Inc. Class A	69,766	6,499
	Enpro Inc.	23,513	6,082
	Powell Industries Inc.	10,508	5,502
*	Mercury Systems Inc.	59,031	5,255
*	Vicor Corp.	25,357	5,107
*	AAR Corp.	43,559	5,104
*	MYR Group Inc.	17,326	4,677
	AZZ Inc.	33,547	4,562
	Brady Corp. Class A	48,616	4,489
	Air Lease Corp. Class A	66,839	4,334
*	Gates Industrial Corp. plc	155,672	4,292
	Arcosa Inc.	35,035	3,766
	Standex International Corp.	13,525	3,544
*	Sunrun Inc.	258,995	3,432
	Mueller Water Products Inc. Class A	113,419	3,395
*	OPENLANE Inc.	118,606	3,381
*	Resideo Technologies Inc.	86,093	3,332
	CSW Industrials Inc.	10,803	3,180
*	Verra Mobility Corp. Class A	178,099	2,976
*	SkyWest Inc.	27,752	2,888
	CSG Systems International Inc.	30,319	2,422
	Franklin Electric Co. Inc.	23,499	2,341
	WillScot Holdings Corp.	105,602	2,282
	Kadant Inc.	6,705	2,274
	Griffon Corp.	25,756	2,195
*	DXP Enterprises Inc.	14,176	1,963
*	Upwork Inc.	145,832	1,957
*	Healthcare Services Group Inc.	78,641	1,712
*	Hayward Holdings Inc.	106,892	1,710
*	Enviri Corp.	90,021	1,704
*	Proto Labs Inc.	26,431	1,641
	UniFirst Corp.	6,667	1,566
	Enerpac Tool Group Corp. Class A	35,482	1,448
	Interface Inc. Class A	36,497	1,149
	Worthington Enterprises Inc.	16,065	900
*	Liquidity Services Inc.	26,498	838
	Pitney Bowes Inc.	77,665	833
	National Presto Industries Inc.	5,907	779
	Astec Industries Inc.	12,256	761
*	Legalzoom.com Inc.	100,317	705
	Tennant Co.	8,701	531
*,1	Hertz Global Holdings Inc.	95,977	436
			192,827
Information Technology (17.2%)
	InterDigital Inc.	28,735	10,532
*	SiTime Corp.	24,472	9,737
*	Sanmina Corp.	60,903	9,456
*	FormFactor Inc.	86,521	8,555
*	Viavi Solutions Inc.	249,125	7,401
*	Viasat Inc.	150,976	6,912
*	Semtech Corp.	67,797	6,117
*	Mirion Technologies Inc. Class A	276,609	5,977
*	OSI Systems Inc.	17,813	5,080
	Badger Meter Inc.	32,894	5,014
4

S&P Small-Cap 600 Growth Index Fund
		Shares	Market Value• ($000)
*	Qorvo Inc.	59,125	4,901
	Clear Secure Inc. Class A	98,963	4,814
*	DigitalOcean Holdings Inc.	76,590	4,294
*	Impinj Inc.	29,910	3,669
*	Calix Inc.	67,318	3,485
*	ACM Research Inc. Class A	59,460	3,311
*	Itron Inc.	32,717	3,074
*	ACI Worldwide Inc.	75,941	3,013
	Ralliant Corp.	65,473	3,005
*	Plexus Corp.	13,254	2,573
	Adeia Inc.	122,231	2,529
*	Box Inc. Class A	105,115	2,475
*	Q2 Holdings Inc.	43,969	2,116
*	Agilysys Inc.	28,323	2,044
*	Digi International Inc.	41,435	2,023
*	BlackLine Inc.	55,773	1,966
*	LiveRamp Holdings Inc.	71,042	1,930
*	Teradata Corp.	59,294	1,867
*	Arlo Technologies Inc.	118,303	1,856
*	RingCentral Inc. Class A	50,633	1,846
*	Axcelis Technologies Inc.	22,144	1,829
*	Cleanspark Inc.	181,965	1,811
*	Alarm.com Holdings Inc.	32,291	1,545
	ePlus Inc.	18,418	1,486
*	Knowles Corp.	54,174	1,472
*	SPS Commerce Inc.	25,253	1,427
*,1	SolarEdge Technologies Inc.	39,381	1,394
*	Progress Software Corp.	32,567	1,364
*	Extreme Networks Inc.	97,014	1,356
*	PDF Solutions Inc.	35,723	1,207
*	NetScout Systems Inc.	40,572	1,185
*	MARA Holdings Inc.	132,164	1,181
*	Veeco Instruments Inc.	34,248	1,047
	A10 Networks Inc.	52,837	1,018
*	Sprinklr Inc. Class A	135,116	786
	CTS Corp.	14,268	751
*	MaxLinear Inc. Class A	39,420	687
*	Penguin Solutions Inc.	26,303	547
*	N-able Inc.	42,481	187
			153,852
Materials (3.9%)
	Solstice Advanced Materials Inc.	93,898	7,372
	Sensient Technologies Corp.	47,416	4,814
	Element Solutions Inc.	126,953	4,455
	Sealed Air Corp.	98,527	4,126
	Balchem Corp.	21,328	3,870
	Hawkins Inc.	15,622	2,329
	Warrior Met Coal Inc.	25,231	2,100
	Materion Corp.	12,727	2,075
*	Century Aluminum Co.	36,224	1,868
*	Ingevity Corp.	22,881	1,648
			34,657
Real Estate (7.0%)
	CareTrust REIT Inc.	249,239	10,124
	Ryman Hospitality Properties Inc.	70,321	6,944
	Terreno Realty Corp.	80,784	5,337
	Essential Properties Realty Trust Inc.	148,178	5,029
	St. Joe Co.	44,473	3,210
	Phillips Edison & Co. Inc.	81,439	3,199
	Millrose Properties Inc.	101,535	3,184
	Outfront Media Inc.	110,428	3,181
	Tanger Inc.	84,798	3,143
	Macerich Co.	148,652	3,043
	Curbline Properties Corp.	108,200	3,009
	LXP Industrial Trust	34,998	1,735
	Urban Edge Properties	67,428	1,433
	Four Corners Property Trust Inc.	55,651	1,420
	LTC Properties Inc.	31,889	1,265
	DiamondRock Hospitality Co.	111,410	1,119
5

S&P Small-Cap 600 Growth Index Fund
		Shares	Market Value• ($000)
	Getty Realty Corp.	29,648	973
	Alexander & Baldwin Inc.	38,981	810
	Veris Residential Inc.	40,798	769
	Xenia Hotels & Resorts Inc.	48,677	744
	JBG SMITH Properties	39,634	603
	Centerspace	8,949	563
	Whitestone REIT	25,040	380
	Universal Health Realty Income Trust	8,399	366
	NexPoint Residential Trust Inc.	11,190	315
	Saul Centers Inc.	7,795	266
			62,164
Utilities (2.0%)
	Clearway Energy Inc. Class C	94,708	3,628
	Chesapeake Utilities Corp.	15,840	2,154
	American States Water Co.	28,086	2,093
	Otter Tail Corp.	21,049	1,791
	Avista Corp.	42,687	1,734
	MGE Energy Inc.	20,394	1,673
	California Water Service Group	31,927	1,439
	Clearway Energy Inc. Class A	38,626	1,391
	Northwest Natural Holding Co.	24,554	1,303
	Middlesex Water Co.	11,053	597
			17,803
Total Common Stocks (Cost $730,501)			889,729
Rights (0.0%)
*,2	OmniAb Inc. 12.5 Earnout	7,390	—
*,2	OmniAb Inc. 15 Earnout	7,390	—
Total Rights (Cost $—)			—
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[3,4]	Vanguard Market Liquidity Fund, 3.693% (Cost $3,863)	38,638	3,863
Total Investments (100.2%) (Cost $734,364)			893,592
Other Assets and Liabilities—Net (-0.2%)			(1,427)
Net Assets (100%)			892,165
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,801.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,995 was received for securities on loan.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.
6

S&P Small-Cap 600 Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2026	10	1,317	(13)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
MARA Holdings Inc.	2/1/2027	GSI	751	(3.640)	142	—
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
GSI—Goldman Sachs International.
See accompanying Notes, which are an integral part of the Financial Statements.
7

S&P Small-Cap 600 Growth Index Fund
Statement of Assets and Liabilities
As of February 28, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $730,501)	889,729
Affiliated Issuers (Cost $3,863)	3,863
Total Investments in Securities	893,592
Investment in Vanguard	20
Cash	1
Cash Collateral Pledged—Futures Contracts	110
Receivables for Accrued Income	351
Receivables for Capital Shares Issued	3
Unrealized Appreciation—Over-the-Counter Swap Contracts	142
Total Assets	894,219
Liabilities
Payables for Investment Securities Purchased	4
Collateral for Securities on Loan	1,995
Payables to Vanguard	32
Variation Margin Payable—Futures Contracts	23
Total Liabilities	2,054
Net Assets	892,165
1 Includes $1,801 of securities on loan.
At February 28, 2026, net assets consisted of:

Paid-in Capital	933,720
Total Distributable Earnings (Loss)	(41,555)
Net Assets	892,165

ETF Shares—Net Assets
Applicable to 6,820,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	892,165
Net Asset Value Per Share—ETF Shares	$130.82
See accompanying Notes, which are an integral part of the Financial Statements.
8

S&P Small-Cap 600 Growth Index Fund
Statement of Operations

Six Months Ended February 28, 2026
($000)
Investment Income
Income
Dividends[1]	3,614
Interest[2]	44
Securities Lending—Net	6
Total Income	3,664
Expenses
The Vanguard Group—Note C
Investment Advisory Services	7
Management and Administrative	346
Marketing and Distribution	20
Custodian Fees	14
Shareholders’ Reports	29
Trustees’ Fees and Expenses	—
Other Expenses	8
Total Expenses	424
Net Investment Income	3,240
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	26,018
Futures Contracts	104
Swap Contracts	(845)
Realized Net Gain (Loss)	25,277
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	42,394
Futures Contracts	(28)
Swap Contracts	113
Change in Unrealized Appreciation (Depreciation)	42,479
Net Increase (Decrease) in Net Assets Resulting from Operations	70,996
1	Dividends are net of foreign withholding taxes of $8.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $39, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $55,736 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
9

S&P Small-Cap 600 Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,240	9,361
Realized Net Gain (Loss)	25,277	45,516
Change in Unrealized Appreciation (Depreciation)	42,479	(43,360)
Net Increase (Decrease) in Net Assets Resulting from Operations	70,996	11,517
Distributions
Total Distributions	(4,780)	(9,738)
Capital Share Transactions
Issued	92,363	177,594
Issued in Lieu of Cash Distributions	—	—
Redeemed	(134,169)	(292,364)
Net Increase (Decrease) from Capital Share Transactions	(41,806)	(114,770)
Total Increase (Decrease)	24,410	(112,991)
Net Assets
Beginning of Period	867,755	980,746
End of Period	892,165	867,755
See accompanying Notes, which are an integral part of the Financial Statements.
10

S&P Small-Cap 600 Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2026	Year Ended August 31,
		2025	2024	2023[1]	2022[1]	2021[1]
Net Asset Value, Beginning of Period	$121.19	$119.31	$100.47	$96.69	$116.59	$79.48
Investment Operations
Net Investment Income[2]	.469	1.193	1.268	1.292	.927	.813
Net Realized and Unrealized Gain (Loss) on Investments	9.845	1.913	18.844	3.709	(19.803)	36.946
Total from Investment Operations	10.314	3.106	20.112	5.001	(18.876)	37.759
Distributions
Dividends from Net Investment Income	(.684)	(1.226)	(1.272)	(1.221)	(1.024)	(.649)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.684)	(1.226)	(1.272)	(1.221)	(1.024)	(.649)
Net Asset Value, End of Period	$130.82	$121.19	$119.31	$100.47	$96.69	$116.59
Total Return	8.55%	2.66%	20.20%	5.28%	-16.27%	47.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$892	$868	$981	$593	$493	$565
Ratio of Total Expenses to Average Net Assets	0.10%	0.12%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	0.84%	1.03%	1.19%	1.35%	0.87%	0.79%
Portfolio Turnover Rate[3]	35%	48%	44%	45%	42%	35%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Adjusted to reflect a 2-for-1 share split effective March 13, 2023.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
11

S&P Small-Cap 600 Growth Index Fund
Notes to Financial Statements
Vanguard S&P Small-Cap 600 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
12

S&P Small-Cap 600 Growth Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2026, the fund had contributed to Vanguard capital in the amount of $20,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
13

S&P Small-Cap 600 Growth Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	889,729	—	—	889,729
Rights	—	—	—	—
Temporary Cash Investments	3,863	—	—	3,863
Total	893,592	—	—	893,592

Derivative Financial Instruments
Assets
Swap Contracts	—	142	—	142
Liabilities
Futures Contracts[1]	(13)	—	—	(13)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  As of February 28, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	735,085
Gross Unrealized Appreciation	208,698
Gross Unrealized Depreciation	(50,062)
Net Unrealized Appreciation (Depreciation)	158,636
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2025, the fund had available capital losses totaling $225,364,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended February 28, 2026, the fund purchased $300,802,000 of investment securities and sold $304,184,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $87,215,000 and $126,095,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2026, such purchases were $149,850,000 and sales were $210,714,000, resulting in net realized loss of $26,314,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital shares issued and redeemed were:
	Six Months Ended February 28, 2026	Year Ended August 31, 2025
	Shares (000)	Shares (000)
ETF Shares
Issued	740	1,500
Issued in Lieu of Cash Distributions	—	—
Redeemed	(1,080)	(2,560)
Net Increase (Decrease) in Shares Outstanding—ETF Shares	(340)	(1,060)
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger
14

S&P Small-Cap 600 Growth Index Fund
impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At February 28, 2026, one shareholder was the record or beneficial owner of 29% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q18472 042026
15

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements – S&P 500 Value and Growth Index Funds

A majority of independent trustees of the board of Vanguard S&P 500 Growth Index and Vanguard S&P 500 Value Index Fund (Trustees) have approved a restructuring of each fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Portfolio Management LLC (VPM). The trustees determined that approving the advisory arrangements was in the best interests of each fund and its shareholders.

The Trustees based their decisions upon an evaluation of VPM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the funds and took into account the organizational depth and stability of Vanguard and VPM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Strategic Equity Index Management team (SE), now within VPM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. In its management of other Vanguard passive and active equity funds and portfolios, the team has a track record of consistent performance as a result of its disciplined investment processes. SE has specific expertise and experience managing U.S. style-box, sector, and smart-beta index strategies, effectively navigating index reconstitutions and mitigating transactions costs to deliver tight tracking error while opportunistically seeking to add excess returns through sophisticated trading strategies and superior access to corporate actions.

The Trustees concluded that VPM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangements.

Investment performance

The Trustees determined that VPM’s SE, in its management of Vanguard funds, including the funds, has a track record of consistent performance and disciplined investment processes. The Trustees concluded that the performance was such that the advisory arrangements should be approved.

Cost

The Trustees concluded that each fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VPM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that each fund’s arrangement with Vanguard, and services rendered through VPM, ensure that each fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangements – S&P 400 Mid-Cap Index Funds

A majority of independent trustees of the board of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Growth Index Fund and Vanguard S&P Mid-Cap 400 Value Index Fund (Trustees) have approved a restructuring of each fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Portfolio Management LLC (VPM). The trustees determined that approving the advisory arrangements was in the best interests of each fund and its shareholders.

The Trustees based their decisions upon an evaluation of VPM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the funds and took into account the organizational depth and stability of Vanguard and VPM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Strategic Equity Index Management team (SE), now within VPM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. In its management of other Vanguard passive and active equity funds and portfolios, the team has a track record of consistent performance as a result of its disciplined investment processes. SE has specific expertise and experience managing U.S. style-box, sector, and smart-beta index strategies, effectively navigating index reconstitutions and mitigating transactions costs to deliver tight tracking error while opportunistically seeking to add excess returns through sophisticated trading strategies and superior access to corporate actions.

The Trustees concluded that VPM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangements.

Investment performance

The Trustees determined that VPM’s SE, in its management of Vanguard funds, including the funds, has a track record of consistent performance and disciplined investment processes. The Trustees concluded that the performance was such that the advisory arrangements should be approved.

Cost

The Trustees concluded that each fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VPM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that each fund’s arrangement with Vanguard, and services rendered through VPM, ensure that each fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangements – S&P Small-Cap 600 Index Funds

A majority of independent trustees of the board of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Growth Index Fund and Vanguard S&P Small-Cap 600 Value Index Fund (Trustees) have approved a restructuring of each fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Portfolio Management LLC (VPM). The trustees determined that approving the advisory arrangements was in the best interests of each fund and its shareholders.

The Trustees based their decisions upon an evaluation of VPM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the funds and took into account the organizational depth and stability of Vanguard and VPM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Strategic Equity Index Management team (SE), now within VPM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. In its management of other Vanguard passive and active equity funds and portfolios, the team has a track record of consistent performance as a result of its disciplined investment processes. SE has specific expertise and experience managing U.S. style-box, sector, and smart-beta index strategies, effectively navigating index reconstitutions and mitigating transactions costs to deliver tight tracking error while opportunistically seeking to add excess returns through sophisticated trading strategies and superior access to corporate actions.

The Trustees concluded that VPM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangements.

Investment performance

The Trustees determined that VPM’s SE, in its management of Vanguard funds, including the funds, has a track record of consistent performance and disciplined investment processes. The Trustees concluded that the performance was such that the advisory arrangements should be approved.

Cost

The Trustees concluded that each fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VPM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that each fund’s arrangement with Vanguard, and services rendered through VPM, ensure that each fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangements again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD ADMIRAL FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: April 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD ADMIRAL FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: April 22, 2026

VANGUARD ADMIRAL FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: April 22, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.